UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 31, 2016 – June 30, 2016
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2016

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	3.82%
Institutional Plus Shares	3.83
S&P 500 Index	3.84
Large-Cap Core Funds Average	2.21

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$186.62	$191.78	$1.921	$0.000
Institutional Plus Shares	186.63	191.79	1.940	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite significant volatility during the period, the broad U.S. stock market managed to finish the first half of 2016 with solid gains. Vanguard Institutional Index Fund returned almost 4% for the six months ended June 30, 2016. The fund tightly tracked the performance of its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers by more than 1.5 percentage points.

Eight of the ten industry sectors represented in the index advanced, with consumer staples and energy stocks adding most to returns. Financial stocks detracted most from performance.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after the momentous decision by United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. Volatility spiked afterward, however, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global

2

economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign

Market Barometer

	Total Returns
	Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Consumer staples and energy stocks helped the fund’s performance most

Vanguard Institutional Index Fund invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

As I mentioned, eight of the index’s ten market sectors closed out the most recent six months with gains. Four of them—consumer staples, energy, telecommunication services, and utilities—posted double-digit returns.

The consumer staples and energy sectors each added more than 1 percentage point to the overall result. Leaders within consumer staples (+10%) included tobacco, food, and household product companies. As oil and commodity prices have bounced back a bit over the past few months, so has the energy sector (+16%), through integrated oil and gas companies and exploration and production firms.

Stocks in telecommunications (+25%) and utilities (+23%), two of the fund’s smallest-weighted sectors, also provided a significant boost. Firms in both industries deliver stable and steady dividend yields, which tend to be attractive to investors seeking income in a climate where bond yields are historically low and stock volatility is high.

Industrials, which returned more than 6%, also contributed notably to returns. Gains were evident across most of the sector, with conglomerates, machinery, and aerospace and defense firms making solid contributions.

The financial sector (–3%) detracted the most from the index’s return. Lower long-term interest rates have hurt banks, asset managers, consumer finance companies, and investment firms. Information technology was down slightly for the period, as stocks of some internet and technology hardware firms experienced declines.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

4

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2016

5

Institutional Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.12%	2.14%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	507	505	3,863
Median Market Cap	$77.0B	$78.7B	$53.0B
Price/Earnings Ratio	20.7x	20.7x	22.0x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	17.6%	17.3%	16.5%
Earnings Growth
Rate	6.9%	7.0%	7.3%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	2.9%
Alphabet Inc.	Internet Software &
	Services	2.3
Microsoft Corp.	Systems Software	2.2
Exxon Mobil Corp.	Integrated Oil & Gas	2.1
Johnson & Johnson	Pharmaceuticals	1.8
General Electric Co.	Industrial
	Conglomerates	1.6
Amazon.com Inc.	Internet Retail	1.5
Berkshire Hathaway Inc. Multi-Sector Holdings		1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Facebook Inc.	Internet Software &
	Services	1.4
Top Ten		18.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016. For the six months ended June 30, 2016, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

6

Institutional Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary	12.3%	12.3%	12.9%
Consumer Staples	10.5	10.6	9.3
Energy	7.4	7.4	6.7
Financials	15.7	15.7	17.5
Health Care	14.7	14.7	14.2
Industrials	10.2	10.2	10.6
Information Technology	19.7	19.8	19.2
Materials	2.9	2.8	3.3
Telecommunication
Services	2.9	2.9	2.6
Utilities	3.7	3.6	3.7

7

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	3.97%	12.07%	7.43%
Institutional Plus Shares	7/7/1997	3.99	12.10	7.45

8

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	4,317,006	3,089,336
	Home Depot Inc.	13,881,331	1,772,507
	Comcast Corp. Class A	26,978,598	1,758,735
	Walt Disney Co.	16,655,892	1,629,279
	McDonald’s Corp.	9,796,238	1,178,879
	Starbucks Corp.	16,347,919	933,793
	NIKE Inc. Class B	14,859,265	820,231
	Lowe’s Cos. Inc.	9,889,057	782,917
*	Priceline Group Inc.	554,005	691,625
	Time Warner Inc.	8,776,814	645,447
	TJX Cos. Inc.	7,372,965	569,414
	Ford Motor Co.	43,517,642	547,017
	Target Corp.	6,577,564	459,246
	Twenty-First Century
	Fox Inc. Class A	16,578,631	448,452
	General Motors Co.	15,641,090	442,643
*	Netflix Inc.	4,780,918	437,358
	Yum! Brands Inc.	4,548,388	377,152
	Johnson Controls Inc.	7,238,685	320,384
	Dollar General Corp.	3,168,346	297,825
*	O’Reilly Automotive Inc.	1,076,919	291,953
*	AutoZone Inc.	333,404	264,669
	Ross Stores Inc.	4,486,628	254,347
	CBS Corp. Class B	4,637,624	252,472
*	Dollar Tree Inc.	2,630,495	247,898
	Newell Brands Inc.	5,099,521	247,684
	VF Corp.	3,717,939	228,616
	Carnival Corp.	4,886,483	215,983
	Omnicom Group Inc.	2,649,557	215,912
	Delphi Automotive plc	3,042,206	190,442
	L Brands Inc.	2,819,598	189,280
*	Ulta Salon Cosmetics
	& Fragrance Inc.	696,036	169,582
	Genuine Parts Co.	1,667,557	168,840
	Viacom Inc. Class B	3,862,852	160,192
^	Marriott International Inc.
	Class A	2,125,062	141,232
	Whirlpool Corp.	846,545	141,068

	Starwood Hotels &
	Resorts Worldwide Inc.	1,881,985	139,173
	Expedia Inc.	1,306,345	138,864
	Tractor Supply Co.	1,486,901	135,576
*	Mohawk Industries Inc.	710,183	134,764
	Advance Auto Parts Inc.	819,794	132,503
*	Chipotle Mexican Grill Inc.
	Class A	325,427	131,069
	Coach Inc.	3,098,551	126,235
	Royal Caribbean Cruises
	Ltd.	1,871,047	125,641
	Mattel Inc.	3,794,190	118,720
	DR Horton Inc.	3,679,161	115,820
	Macy’s Inc.	3,434,368	115,429
*	LKQ Corp.	3,417,925	108,348
*,^	CarMax Inc.	2,166,158	106,207
	Hanesbrands Inc.	4,207,252	105,728
	Hasbro Inc.	1,250,872	105,061
	Interpublic Group of Cos.
	Inc.	4,484,706	103,597
*	Michael Kors Holdings
	Ltd.	1,966,621	97,308
	Best Buy Co. Inc.	3,142,297	96,154
	Lennar Corp. Class A	2,044,000	94,228
	Harley-Davidson Inc.	2,018,185	91,424
	Wyndham Worldwide
	Corp.	1,248,594	88,937
	PVH Corp.	903,076	85,097
	Foot Locker Inc.	1,520,545	83,417
^	Wynn Resorts Ltd.	909,878	82,471
*	TripAdvisor Inc.	1,273,836	81,908
*,^	Under Armour Inc.
	Class A	2,037,379	81,760
	Darden Restaurants Inc.	1,271,062	80,509
	Kohl’s Corp.	2,047,279	77,633
	Leggett & Platt Inc.	1,497,017	76,513
	Goodyear Tire & Rubber
	Co.	2,969,605	76,200
*	Under Armour Inc.	2,056,097	74,842
	Bed Bath & Beyond Inc.	1,720,292	74,351

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Tiffany & Co.	1,221,795	74,090
	Signet Jewelers Ltd.	869,326	71,641
	BorgWarner Inc.	2,426,605	71,633
	PulteGroup Inc.	3,521,243	68,629
	Scripps Networks
	Interactive Inc. Class A	1,062,562	66,166
*	Discovery
	Communications Inc.	2,660,866	63,462
	Staples Inc.	7,202,727	62,088
	News Corp. Class A	5,442,780	61,776
	H&R Block Inc.	2,500,910	57,521
	Ralph Lauren Corp.
	Class A	635,437	56,948
	Harman International
	Industries Inc.	786,217	56,466
	TEGNA Inc.	2,436,320	56,450
	Garmin Ltd.	1,303,513	55,295
^	Nordstrom Inc.	1,430,331	54,424
	Gap Inc.	2,539,499	53,888
*	Discovery
	Communications Inc.
	Class A	1,685,633	42,529
*	AutoNation Inc.	792,846	37,248
*	Urban Outfitters Inc.	965,898	26,562
	Twenty-First Century
	Fox Inc.	459,708	12,527
			24,917,240
Consumer Staples (10.5%)
	Procter & Gamble Co.	29,701,364	2,514,814
	Coca-Cola Co.	43,446,128	1,969,413
	Philip Morris
	International Inc.	17,309,870	1,760,760
	PepsiCo Inc.	16,117,649	1,707,504
	Altria Group Inc.	21,831,305	1,505,487
	Wal-Mart Stores Inc.	17,041,708	1,244,385
	CVS Health Corp.	11,985,249	1,147,468
	Walgreens Boots
	Alliance Inc.	9,644,527	803,100
	Mondelez International
	Inc. Class A	17,321,453	788,299
	Costco Wholesale Corp.	4,888,916	767,755
	Colgate-Palmolive Co.	9,966,391	729,540
	Kraft Heinz Co.	6,645,020	587,951
	Kimberly-Clark Corp.	4,016,512	552,190
	Reynolds American Inc.	9,240,459	498,338
	General Mills Inc.	6,634,949	473,205
	Kroger Co.	10,647,114	391,707
	Constellation Brands Inc.
	Class A	1,969,589	325,770
	Sysco Corp.	5,851,213	296,891
	Archer-Daniels-Midland
	Co.	6,560,747	281,390
*,^	Monster Beverage Corp.	1,572,072	252,648
	ConAgra Foods Inc.	4,863,782	232,537
	Kellogg Co.	2,808,876	229,345

Estee Lauder Cos. Inc.
Class A	2,480,618	225,786
Tyson Foods Inc. Class A	3,349,427	223,708
Molson Coors Brewing
Co. Class B	2,052,034	207,522
JM Smucker Co.	1,333,891	203,298
Dr Pepper Snapple Group
Inc.	2,070,782	200,100
Clorox Co.	1,441,461	199,484
Mead Johnson Nutrition
Co.	2,080,309	188,788
Hershey Co.	1,566,090	177,736
Church & Dwight Co.
Inc.	1,430,116	147,145
McCormick & Co. Inc.	1,284,654	137,034
Campbell Soup Co.	1,999,670	133,038
Whole Foods Market Inc.	3,577,685	114,557
Brown-Forman Corp.
Class B	1,120,155	111,747
Hormel Foods Corp.	3,011,704	110,228
		21,440,668
Energy (7.4%)
Exxon Mobil Corp.	46,266,919	4,337,061
Chevron Corp.	21,030,033	2,204,578
Schlumberger Ltd.	15,505,871	1,226,204
Occidental Petroleum
Corp.	8,523,940	644,069
ConocoPhillips	13,811,179	602,167
EOG Resources Inc.	6,141,999	512,366
Halliburton Co.	9,591,634	434,405
Phillips 66	5,221,555	414,278
Kinder Morgan Inc.	20,427,549	382,404
Anadarko Petroleum
Corp.	5,698,859	303,464
Spectra Energy Corp.	7,639,608	279,839
Pioneer Natural
Resources Co.	1,826,240	276,146
Valero Energy Corp.	5,245,538	267,522
Apache Corp.	4,218,702	234,855
Marathon Petroleum
Corp.	5,904,905	224,150
Baker Hughes Inc.	4,880,441	220,254
Devon Energy Corp.	5,839,814	211,693
Hess Corp.	2,939,738	176,678
* Concho Resources Inc.	1,452,781	173,273
Noble Energy Inc.	4,776,314	171,326
Williams Cos. Inc.	7,612,100	164,650
EQT Corp.	1,925,101	149,061
Marathon Oil Corp.	9,446,816	141,797
National Oilwell Varco
Inc.	4,202,248	141,406
Cabot Oil & Gas Corp.	5,182,323	133,393
Cimarex Energy Co.	1,058,966	126,356
Columbia Pipeline Group
Inc.	4,456,167	113,588

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	ONEOK Inc.	2,341,577	111,108
	Tesoro Corp.	1,337,156	100,180
*	Newfield Exploration Co.	2,192,161	96,850
	Range Resources Corp.	1,897,191	81,845
^	Helmerich & Payne Inc.	1,207,701	81,073
*	FMC Technologies Inc.	2,531,438	67,513
*	Southwestern Energy Co.	5,276,509	66,378
	Murphy Oil Corp.	1,803,946	57,275
^	Transocean Ltd.	3,809,635	45,297
*	Chesapeake Energy
	Corp.	6,517,875	27,897
	Diamond Offshore
	Drilling Inc.	721,783	17,561
			15,019,960
Financials (15.7%)
*	Berkshire Hathaway Inc.
	Class B	19,769,858	2,862,478
	JPMorgan Chase & Co.	40,801,623	2,535,413
	Wells Fargo & Co.	51,552,017	2,439,957
	Bank of America Corp.	114,621,831	1,521,032
	Citigroup Inc.	32,750,599	1,388,298
	Simon Property Group
	Inc.	3,453,078	748,973
	US Bancorp	18,111,314	730,429
	Chubb Ltd.	5,183,958	677,595
	American International
	Group Inc.	12,489,315	660,560
	Goldman Sachs Group
	Inc.	4,311,672	640,628
	American Express Co.	9,015,671	547,792
	American Tower
	Corporation	4,738,712	538,365
	MetLife Inc.	12,263,348	488,449
	BlackRock Inc.	1,404,118	480,953
	Bank of New York
	Mellon Corp.	12,022,682	467,081
	PNC Financial Services
	Group Inc.	5,569,275	453,283
	Morgan Stanley	16,865,315	438,161
	Public Storage	1,645,061	420,461
	Marsh & McLennan
	Cos. Inc.	5,818,535	398,337
	Travelers Cos. Inc.	3,264,080	388,556
	Crown Castle
	International Corp.	3,760,934	381,472
	CME Group Inc.	3,780,448	368,216
	Capital One Financial
	Corp.	5,717,008	363,087
	Prudential Financial Inc.	4,934,415	352,021
	Intercontinental
	Exchange Inc.	1,329,023	340,177
	Charles Schwab Corp.	13,427,367	339,847
	Aflac Inc.	4,621,876	333,515
	BB&T Corp.	9,164,410	326,345
	Aon plc	2,957,680	323,067

	S&P Global Inc.	2,954,187	316,866
	Welltower Inc.	3,985,793	303,598
	Equinix Inc.	775,163	300,554
	Allstate Corp.	4,179,876	292,382
	Prologis Inc.	5,865,791	287,658
	Equity Residential	4,080,985	281,098
	AvalonBay Communities
	Inc.	1,531,485	276,265
	Ventas Inc.	3,775,450	274,928
	Weyerhaeuser Co.	8,325,945	247,863
	Discover Financial
	Services	4,598,033	246,409
	State Street Corp.	4,412,557	237,925
*	Synchrony Financial	9,293,828	234,948
	SunTrust Banks Inc.	5,584,840	229,425
	Boston Properties Inc.	1,711,984	225,811
	Progressive Corp.	6,497,354	217,661
	M&T Bank Corp.	1,772,077	209,513
	T. Rowe Price Group Inc.	2,766,191	201,849
	Realty Income Corp.	2,871,292	199,153
	Vornado Realty Trust	1,977,625	198,000
	Hartford Financial
	Services Group Inc.	4,384,062	194,565
	General Growth
	Properties Inc.	6,496,417	193,723
	Willis Towers Watson plc	1,542,968	191,806
	HCP Inc.	5,205,553	184,172
	Digital Realty Trust Inc.	1,636,333	178,344
	Moody’s Corp.	1,886,744	176,807
	Essex Property Trust Inc.	729,199	166,323
	Ameriprise Financial Inc.	1,847,886	166,033
*	Berkshire Hathaway Inc.
	Class A	759	164,684
	Northern Trust Corp.	2,392,396	158,520
	Fifth Third Bancorp	8,555,907	150,498
	Kimco Realty Corp.	4,676,900	146,761
	Franklin Resources Inc.	4,106,783	137,043
	Host Hotels & Resorts
	Inc.	8,328,498	135,005
	Federal Realty
	Investment Trust	790,238	130,824
	Extra Space Storage Inc.	1,395,491	129,139
	Principal Financial Group
	Inc.	3,004,188	123,502
	Cincinnati Financial Corp.	1,648,511	123,457
	Loews Corp.	2,991,064	122,903
	Macerich Co.	1,409,794	120,382
	Regions Financial Corp.	14,117,064	120,136
	SL Green Realty Corp.	1,117,129	118,941
	Invesco Ltd.	4,650,355	118,770
	Citizens Financial Group
	Inc.	5,783,795	115,560
	UDR Inc.	2,977,152	109,916
	Iron Mountain Inc.	2,663,667	106,094
	XL Group plc Class A	3,172,515	105,677

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	KeyCorp	9,388,005	103,737
	Lincoln National Corp.	2,663,598	103,268
	Arthur J Gallagher & Co.	1,974,039	93,964
*	CBRE Group Inc. Class A	3,252,371	86,123
*	Affiliated Managers
	Group Inc.	601,319	84,648
	Unum Group	2,647,238	84,156
	Nasdaq Inc.	1,283,479	83,003
	Comerica Inc.	1,951,893	80,281
	Huntington Bancshares
	Inc.	8,903,124	79,594
	Torchmark Corp.	1,253,880	77,515
	Apartment Investment &
	Management Co.	1,741,609	76,909
*	E*TRADE Financial Corp.	3,106,267	72,966
	Leucadia National Corp.	3,715,040	64,382
	Assurant Inc.	690,221	59,573
	Zions Bancorporation	2,289,035	57,523
	People’s United Financial
	Inc.	3,464,472	50,789
	Navient Corp.	3,683,431	44,017
	Legg Mason Inc.	1,174,605	34,639
			31,963,126
Health Care (14.6%)
	Johnson & Johnson	30,691,338	3,722,859
	Pfizer Inc.	67,672,793	2,382,759
	Merck & Co. Inc.	30,887,096	1,779,406
	UnitedHealth Group Inc.	10,609,778	1,498,101
	Bristol-Myers Squibb Co.	18,627,614	1,370,061
	Medtronic plc	15,691,213	1,361,527
	Amgen Inc.	8,382,880	1,275,455
	Gilead Sciences Inc.	14,861,868	1,239,777
	AbbVie Inc.	18,048,586	1,117,388
*	Allergan plc	4,414,192	1,020,076
	Eli Lilly & Co.	10,840,555	853,694
*	Celgene Corp.	8,644,476	852,605
	Thermo Fisher Scientific
	Inc.	4,391,939	648,953
	Abbott Laboratories	16,391,666	644,356
*	Biogen Inc.	2,442,987	590,763
*	Express Scripts Holding
	Co.	7,057,709	534,974
	Aetna Inc.	3,913,434	477,948
	McKesson Corp.	2,511,808	468,829
	Stryker Corp.	3,506,713	420,209
	Becton Dickinson and
	Co.	2,368,827	401,729
	Anthem Inc.	2,935,482	385,546
	Cigna Corp.	2,863,556	366,507
*	Boston Scientific Corp.	15,147,733	354,003
*	Regeneron
	Pharmaceuticals Inc.	870,817	304,115
	Humana Inc.	1,663,940	299,310
*	Alexion Pharmaceuticals
	Inc.	2,501,195	292,040

	Cardinal Health Inc.	3,637,896	283,792
*	Intuitive Surgical Inc.	424,961	281,073
	Baxter International Inc.	6,166,342	278,842
	Zimmer Biomet
	Holdings Inc.	2,221,216	267,390
*	HCA Holdings Inc.	3,362,246	258,927
	St. Jude Medical Inc.	3,174,359	247,600
	Zoetis Inc.	5,097,593	241,932
*	Vertex Pharmaceuticals
	Inc.	2,756,630	237,125
*	Edwards Lifesciences
	Corp.	2,360,007	235,363
*	Illumina Inc.	1,640,558	230,302
*	Mylan NV	4,759,164	205,786
*	Cerner Corp.	3,353,318	196,504
	CR Bard Inc.	817,111	192,152
	AmerisourceBergen Corp.
	Class A	2,044,774	162,191
	Agilent Technologies Inc.	3,652,897	162,043
	DENTSPLY SIRONA Inc.	2,610,404	161,949
*	Henry Schein Inc.	914,609	161,703
*	Laboratory Corp. of
	America Holdings	1,141,276	148,674
	Perrigo Co. plc	1,596,149	144,723
*	DaVita HealthCare
	Partners Inc.	1,818,057	140,572
*	Centene Corp.	1,899,876	135,594
	Universal Health
	Services Inc. Class B	1,000,286	134,138
	Quest Diagnostics Inc.	1,576,486	128,342
*	Waters Corp.	903,600	127,091
*	Hologic Inc.	2,703,465	93,540
*	Varian Medical Systems
	Inc.	1,059,744	87,143
*	Mallinckrodt plc	1,218,382	74,053
	PerkinElmer Inc.	1,215,001	63,690
	Patterson Cos. Inc.	927,971	44,441
*	Endo International plc	2,275,317	35,472
			29,825,137
Industrials (10.2%)
	General Electric Co. 102,604,750		3,229,998
	3M Co.	6,768,214	1,185,250
	Honeywell International
	Inc.	8,504,919	989,292
	United Technologies
	Corp.	8,685,584	890,707
	Boeing Co.	6,682,474	867,853
	United Parcel Service
	Inc. Class B	7,705,441	830,030
	Union Pacific Corp.	9,386,000	818,928
	Lockheed Martin Corp.	2,922,126	725,184
	Danaher Corp.	6,687,100	675,397
	Caterpillar Inc.	6,517,176	494,067
	Raytheon Co.	3,315,046	450,680
	Northrop Grumman Corp.	2,014,264	447,731

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	3,207,122	446,560
	FedEx Corp.	2,786,590	422,949
	Illinois Tool Works Inc.	3,610,678	376,088
	Emerson Electric Co.	7,182,012	374,614
	Delta Air Lines Inc.	8,614,594	313,830
	Waste Management Inc.	4,612,890	305,696
	Eaton Corp. plc	5,113,515	305,430
	Norfolk Southern Corp.	3,302,077	281,106
	Southwest Airlines Co.	7,131,340	279,620
	CSX Corp.	10,672,785	278,346
	Deere & Co.	3,330,856	269,933
	Nielsen Holdings plc	4,026,287	209,246
	PACCAR Inc.	3,905,824	202,595
	Tyco International plc	4,742,030	202,010
	Cummins Inc.	1,765,632	198,528
	Roper Technologies Inc.	1,127,933	192,380
	Stanley Black & Decker
	Inc.	1,672,933	186,064
	Ingersoll-Rand plc	2,869,373	182,722
	American Airlines Group
	Inc.	6,443,514	182,416
	Equifax Inc.	1,326,462	170,318
	Rockwell Automation Inc.	1,451,694	166,683
	Parker-Hannifin Corp.	1,504,644	162,577
*	TransDigm Group Inc.	590,433	155,691
*	United Continental
	Holdings Inc.	3,739,426	153,466
^	Fastenal Co.	3,219,579	142,917
	WW Grainger Inc.	628,733	142,880
*	Verisk Analytics Inc.
	Class A	1,724,239	139,801
	Republic Services Inc.
	Class A	2,645,949	135,764
	L-3 Communications
	Holdings Inc.	857,523	125,790
	Rockwell Collins Inc.	1,450,907	123,530
	Acuity Brands Inc.	488,476	121,122
	AMETEK Inc.	2,601,197	120,253
	Dover Corp.	1,729,099	119,861
	CH Robinson Worldwide
	Inc.	1,591,129	118,141
	Pentair plc	2,013,970	117,394
	Masco Corp.	3,716,327	114,983
	Textron Inc.	3,001,067	109,719
	Kansas City Southern	1,206,341	108,679
	Snap-on Inc.	648,073	102,279
	Expeditors International
	of Washington Inc.	2,029,021	99,503
	Fortune Brands Home &
	Security Inc.	1,709,004	99,071
*	Stericycle Inc.	946,365	98,536
	Cintas Corp.	965,879	94,782
	Xylem Inc.	1,993,823	89,024
	JB Hunt Transport
	Services Inc.	994,823	80,511

	Alaska Air Group Inc.	1,373,543	80,064
	Fluor Corp.	1,551,704	76,468
	Allegion plc	1,068,950	74,217
*	Jacobs Engineering
	Group Inc.	1,363,243	67,903
*	United Rentals Inc.	986,318	66,182
	Flowserve Corp.	1,452,983	65,631
	Robert Half International
	Inc.	1,463,577	55,850
	Dun & Bradstreet Corp.	404,110	49,237
*	Quanta Services Inc.	1,683,315	38,918
	Pitney Bowes Inc.	2,102,008	37,416
	Ryder System Inc.	601,998	36,806
			20,677,217
Information Technology (19.7%)
	Apple Inc.	61,115,149	5,842,608
	Microsoft Corp.	87,705,170	4,487,874
*	Facebook Inc. Class A	25,795,794	2,947,943
*	Alphabet Inc. Class A	3,276,898	2,305,396
*	Alphabet Inc. Class C	3,295,672	2,280,935
	Intel Corp.	52,690,844	1,728,260
	Cisco Systems Inc.	56,124,836	1,610,222
	Visa Inc. Class A	21,254,934	1,576,478
	International Business
	Machines Corp.	9,855,046	1,495,799
	Oracle Corp.	34,730,828	1,421,533
	MasterCard Inc. Class A	10,833,667	954,013
	QUALCOMM Inc.	16,392,890	878,167
	Accenture plc Class A	6,961,656	788,686
	Texas Instruments Inc.	11,207,731	702,164
	Broadcom Ltd.	4,139,924	643,344
	EMC Corp.	21,783,020	591,845
*	salesforce.com Inc.	7,102,617	564,019
*	Adobe Systems Inc.	5,578,884	534,401
	Automatic Data
	Processing Inc.	5,081,013	466,793
*	PayPal Holdings Inc.	12,311,516	449,493
*	Cognizant Technology
	Solutions Corp. Class A	6,763,442	387,139
*	Yahoo! Inc.	9,756,131	366,440
	Hewlett Packard
	Enterprise Co.	18,551,517	338,936
	Intuit Inc.	2,854,581	318,600
	Applied Materials Inc.	12,160,517	291,488
*	eBay Inc.	11,801,773	276,280
*	Fiserv Inc.	2,480,649	269,721
	NVIDIA Corp.	5,664,412	266,284
*	Electronic Arts Inc.	3,367,925	255,154
	Corning Inc.	12,008,212	245,928
	HP Inc.	19,064,099	239,254
	Fidelity National
	Information Services
	Inc.	3,092,547	227,859
	TE Connectivity Ltd.	3,985,485	227,611
	Activision Blizzard Inc.	5,676,898	224,975

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Paychex Inc.	3,571,949	212,531
	Amphenol Corp. Class A	3,431,790	196,745
	Analog Devices Inc.	3,425,268	194,007
*	Micron Technology Inc.	11,557,514	159,031
	Lam Research Corp.	1,778,759	149,522
	Western Digital Corp.	3,136,529	148,232
*	Red Hat Inc.	2,022,023	146,799
	Symantec Corp.	6,823,845	140,162
*	Citrix Systems Inc.	1,728,641	138,447
*	Autodesk Inc.	2,504,964	135,619
	Skyworks Solutions Inc.	2,120,137	134,162
	Xilinx Inc.	2,830,608	130,576
*	Alliance Data Systems
	Corp.	658,098	128,935
	KLA-Tencor Corp.	1,735,359	127,115
	Linear Technology Corp.	2,669,908	124,231
	Global Payments Inc.	1,716,345	122,513
	Microchip Technology Inc.	2,394,133	121,526
	Motorola Solutions Inc.	1,770,823	116,821
	Harris Corp.	1,390,056	115,986
*	Akamai Technologies Inc.	1,960,548	109,653
	CA Inc.	3,297,895	108,270
	Western Union Co.	5,473,456	104,981
	Xerox Corp.	10,612,174	100,710
	Total System Services
	Inc.	1,882,616	99,986
*	VeriSign Inc.	1,063,784	91,975
	Juniper Networks Inc.	3,936,704	88,536
*	F5 Networks Inc.	746,380	84,968
	Seagate Technology plc	3,326,558	81,035
	NetApp Inc.	3,231,250	79,456
*	Qorvo Inc.	1,421,215	78,536
	FLIR Systems Inc.	1,533,878	47,474
*	First Solar Inc.	854,713	41,437
*	Teradata Corp.	1,448,719	36,319
	CSRA Inc.	1,538,187	36,040
			40,137,978
Materials (2.9%)
	EI du Pont de Nemours
	& Co.	9,749,155	631,745
	Dow Chemical Co.	12,531,809	622,956
	Monsanto Co.	4,872,177	503,832
	Praxair Inc.	3,184,626	357,920
	Ecolab Inc.	2,946,972	349,511
	PPG Industries Inc.	2,970,499	309,378
	Air Products &
	Chemicals Inc.	2,171,306	308,412
	LyondellBasell Industries
	NV Class A	3,811,612	283,660
	Sherwin-Williams Co.	877,882	257,808
	Newmont Mining Corp.	5,912,670	231,304
	International Paper Co.	4,582,418	194,203
	Vulcan Materials Co.	1,484,388	178,661
	Nucor Corp.	3,543,229	175,071
	Freeport-McMoRan Inc.	13,954,743	155,456
	Ball Corp.	1,939,150	140,181

	Martin Marietta
	Materials Inc.	707,942	135,925
	Alcoa Inc.	14,656,427	135,865
	Eastman Chemical Co.	1,656,789	112,496
	International Flavors &
	Fragrances Inc.	888,405	112,001
	WestRock Co.	2,821,545	109,673
	Mosaic Co.	3,903,309	102,189
	Sealed Air Corp.	2,197,125	101,002
	Albemarle Corp.	1,252,304	99,320
	Avery Dennison Corp.	994,512	74,340
	FMC Corp.	1,495,362	69,250
	CF Industries Holdings
	Inc.	2,606,154	62,808
*	Owens-Illinois Inc.	1,795,609	32,339
			5,847,306
Telecommunication Services (2.9%)
	AT&T Inc.	68,688,740	2,968,040
	Verizon
	Communications Inc.	45,483,783	2,539,814
	CenturyLink Inc.	6,085,649	176,545
*	Level 3
	Communications Inc.	3,231,104	166,370
	Frontier
	Communications Corp.	13,073,650	64,584
			5,915,353
Utilities (3.7%)
	NextEra Energy Inc.	5,150,010	671,561
	Duke Energy Corp.	7,688,652	659,609
	Southern Co.	10,467,738	561,385
	Dominion Resources Inc.	6,877,962	535,999
	American Electric Power
	Co. Inc.	5,484,632	384,418
	Exelon Corp.	10,290,457	374,161
	PG&E Corp.	5,537,686	353,969
	Sempra Energy	2,646,366	301,739
	PPL Corp.	7,558,289	285,325
	Edison International	3,637,832	282,550
	Consolidated Edison Inc.	3,396,094	273,182
	Public Service Enterprise
	Group Inc.	5,649,281	263,313
	Xcel Energy Inc.	5,671,884	253,987
	WEC Energy Group Inc.	3,517,794	229,712
	Eversource Energy	3,535,254	211,762
	DTE Energy Co.	1,999,824	198,222
	American Water Works
	Co. Inc.	1,980,626	167,383
	FirstEnergy Corp.	4,733,345	165,241
	Entergy Corp.	1,992,048	162,053
	Ameren Corp.	2,704,145	144,888
	CMS Energy Corp.	3,111,171	142,678
	SCANA Corp.	1,592,847	120,515
	CenterPoint Energy Inc.	4,799,108	115,179
	Pinnacle West Capital
	Corp.	1,238,696	100,409

14

Institutional Index Fund

		Market
		Value•
	Shares	($000)
NiSource Inc.	3,583,515	95,035
AES Corp.	7,365,072	91,916
AGL Resources Inc.	1,347,986	88,927
Alliant Energy Corp.	2,132,336	84,654
TECO Energy Inc.	2,639,380	72,952
NRG Energy Inc.	3,525,395	52,846
		7,445,570
Total Common Stocks
(Cost $133,142,039)		203,189,555
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
0.538%	911,687,599	911,688

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.352%, 7/6/16	1,100	1,100
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.350%, 7/8/16	1,100	1,100
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.346%, 7/13/16	1,100	1,100
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.471%, 8/10/16	15,000	14,995
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.516%, 8/31/16	10,000	9,994
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.371%, 9/13/16	5,000	4,997
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.465%, 10/28/16	4,000	3,995
			37,281
Total Temporary Cash Investments
(Cost $948,961)			948,969
Total Investments (100.3%)
(Cost $134,091,000)			204,138,524

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Receivables for Investment Securities Sold	507
Receivables for Accrued Income	231,502
Receivables for Capital Shares Issued	347,960
Other Assets [5]	37,646
Total Other Assets	617,615
Liabilities
Payables for Investment Securities
Purchased	(375,845)
Collateral for Securities on Loan	(107,619)
Payables for Capital Shares Redeemed	(665,304)
Payables to Vanguard	(2,888)
Other Liabilities	(4,212)
Total Liabilities	(1,155,868)
Net Assets (100%)	203,600,271

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	133,134,246
Undistributed Net Investment Income	138,700
Accumulated Net Realized Gains	272,123
Unrealized Appreciation (Depreciation)
Investment Securities	70,047,524
Futures Contracts	7,678
Net Assets	203,600,271

15

Institutional Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 575,710,218 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	110,407,917
Net Asset Value Per Share—
Institutional Shares	$191.78

Institutional Plus Shares—Net Assets
Applicable to 485,917,445 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	93,192,354
Net Asset Value Per Share—
Institutional Plus Shares	$191.79

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $106,413,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $107,619,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $37,281,000 and cash of $50,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	2,163,567
Interest[1]	1,353
Securities Lending	2,961
Total Income	2,167,881
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	20,915
Management and Administrative—Institutional Plus Shares	8,908
Total Expenses	29,823
Net Investment Income	2,138,058
Realized Net Gain (Loss)
Investment Securities Sold	2,974,338
Futures Contracts	26,446
Realized Net Gain (Loss)	3,000,784
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,392,740
Futures Contracts	(2,222)
Change in Unrealized Appreciation (Depreciation)	2,390,518
Net Increase (Decrease) in Net Assets Resulting from Operations	7,529,360
1 Interest income from an affiliated company of the fund was $1,275,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,138,058	4,736,875
Realized Net Gain (Loss)	3,000,784	2,648,473
Change in Unrealized Appreciation (Depreciation)	2,390,518	(4,845,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,529,360	2,539,817
Distributions
Net Investment Income
Institutional Shares	(1,098,977)	(2,532,676)
Institutional Plus Shares	(947,961)	(2,187,321)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,046,938)	(4,719,997)
Capital Share Transactions
Institutional Shares	2,638,719	3,756,057
Institutional Plus Shares	732,489	5,446,034
Net Increase (Decrease) from Capital Share Transactions	3,371,208	9,202,091
Total Increase (Decrease)	8,853,630	7,021,911
Net Assets
Beginning of Period	194,746,641	187,724,730
End of Period[1]	203,600,271	194,746,641
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $138,700,000 and $47,580,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$186.62	$188.67	$169.28	$130.52	$115.04	$115.01
Investment Operations
Net Investment Income	2.006	4.585[1]	3.561	3.128	2.835	2.361
Net Realized and Unrealized Gain (Loss)
on Investments	5.075	(2.065)	19.380	38.759	15.475	.029
Total from Investment Operations	7.081	2.520	22.941	41.887	18.310	2.390
Distributions
Dividends from Net Investment Income	(1.921)	(4.570)	(3.551)	(3.127)	(2.830)	(2.360)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.921)	(4.570)	(3.551)	(3.127)	(2.830)	(2.360)
Net Asset Value, End of Period	$191.78	$186.62	$188.67	$169.28	$130.52	$115.04

Total Return	3.82%	1.37%	13.65%	32.35%	15.98%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $110,408		$104,705	$102,114	$87,843	$68,055	$58,399
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.040%	0.044%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.43%[1]	2.01%	2.08%	2.27%	2.05%
Portfolio Turnover Rate[2]	5%	5%	4%	5%	5%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$186.63	$188.68	$169.28	$130.53	$115.05	$115.01
Investment Operations
Net Investment Income	2.024	4.622[1]	3.597	3.158	2.861	2.386
Net Realized and Unrealized Gain (Loss)
on Investments	5.076	(2.065)	19.388	38.750	15.474	.040
Total from Investment Operations	7.100	2.557	22.985	41.908	18.335	2.426
Distributions
Dividends from Net Investment Income	(1.940)	(4.607)	(3.585)	(3.158)	(2.855)	(2.386)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.940)	(4.607)	(3.585)	(3.158)	(2.855)	(2.386)
Net Asset Value, End of Period	$191.79	$186.63	$188.68	$169.28	$130.53	$115.05

Total Return	3.83%	1.39%	13.68%	32.37%	16.00%	2.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93,192	$90,042	$85,611	$74,915	$49,286	$35,141
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.020%	0.022%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.45%[1]	2.03%	2.10%	2.29%	2.07%
Portfolio Turnover Rate[2]	5%	5%	4%	5%	5%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

21

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

22

Institutional Index Fund

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	203,189,555	—	—
Temporary Cash Investments	911,688	37,281	—
Futures Contracts—Assets[1]	14,096	—	—
Futures Contracts—Liabilities[1]	(4,212)	—	—
Total	204,111,127	37,281	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	5,195	542,929	7,678

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.
Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

23

Institutional Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $1,664,014,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $463,654,000 to offset future net capital gains through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $134,091,000,000. Net unrealized appreciation of investment securities for tax purposes was $70,047,524,000, consisting of unrealized gains of $76,182,326,000 on securities that had risen in value since their purchase and $6,134,802,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $11,759,117,000 of investment securities and sold $7,724,997,000 of investment securities, other than temporary cash investments. Purchases and sales include $344,480,000 and $2,736,077,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	10,557,590	57,355	20,842,840	110,657
Issued in Lieu of Cash Distributions	1,008,965	5,387	2,325,127	12,535
Redeemed	(8,927,836)	(48,106)	(19,411,910)	(103,343)
Net Increase (Decrease)—Institutional Shares	2,638,719	14,636	3,756,057	19,849
Institutional Plus Shares
Issued	7,074,069	38,143	15,373,083	81,730
Issued in Lieu of Cash Distributions	922,186	4,922	2,128,546	11,477
Redeemed	(7,263,766)	(39,618)	(12,055,595)	(64,467)
Net Increase (Decrease)—Institutional Plus Shares	732,489	3,447	5,446,034	28,740

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,038.22	$0.20
Institutional Plus Shares	1,000.00	1,038.32	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.66	$0.20
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
	Chris D. McIsaac	Michael Rollings
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082016

Semiannual Report | June 30, 2016

Vanguard Institutional Total Stock

Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangement.	57
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	3.71%
Institutional Plus Shares	3.69
CRSP US Total Market Index	3.66
Multi-Cap Core Funds Average	1.64

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	$45.94	$47.19	$0.440	$0.000
Institutional Plus Shares	45.95	47.19	0.444	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame several hurdles en route to gains over the half year. Vanguard Institutional Total Stock Market Index Fund returned almost 4% for the six months ended June 30, 2016. The fund tightly tracked its target benchmark, the CRSP US Total Market Index, and exceeded the average return of its multi-capitalization core fund peers by about 2 percentage points.

In a reversal from the previous reporting period, value stocks outperformed growth. Small-capitalization stocks held up better against mid-caps and large-caps than they had over the previous period. The utilities and telecommunications sectors were the top performers. Financials, health care, and technology recorded slightly negative returns.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after U.K. voters made the momentous decision to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward as investors digested the global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would respond to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative yields abroad drew foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end

Market Barometer

	Total Returns
	Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Utilities, telecommunications produced impressive results

In the first month of the reporting period, the broad U.S. stock market dropped as investors worried about the widespread impact of China’s slow economic growth and falling commodity and oil prices. Stocks generally rebounded over the next few months as concerns about China eased, commodity and oil prices started to recover, and the Fed scaled back its plan for raising short-term interest rates.

Brexit was the next major challenge for the markets. As I mentioned earlier, stocks’ two-day retreat after the vote was followed by a surge in the period’s final week. Of course, the long-term effects of Brexit may take years to play out. We can be sure only that financial markets will continue to move in both directions in the short term, and stocks of different capitalizations, styles, and sectors will alternately triumph and trail.

Along with its low costs and notable record of closely tracking its benchmark, one of the hallmarks of Vanguard Institutional Total Stock Market Index Fund is its diversification. The fund reflects the returns of the broad U.S. equity market and offers wide exposure to growth and value stocks; large-, mid-, and small-capitalization stocks; and all ten industry sectors.

Utilities and telecommunications, two of the fund’s smallest-weighted sectors, topped the field with returns of about 24% apiece. Firms in both industries deliver stable and steady dividend yields, which tend to be attractive to investors seeking income in a climate where bond yields are historically low and stock volatility is high.

Industrial, oil and gas, and consumer goods stocks also significantly boosted the fund’s returns. Gains were evident across most of the industrial sector, with conglomerates, building materials, transportation, machinery, and defense firms making solid contributions. As oil and commodity prices have bounced back a bit over the past few months, so has the energy sector, via integrated oil and gas companies and exploration and production firms. Food, household product, and tobacco companies were among the leaders in consumer goods.

The four highest-weighted sectors were also the fund’s weakest. Consumer services was essentially flat, while technology, health care, and financials each declined about 1%. Airlines lagged in consumer services, while internet and software companies detracted in technology. Lower long-term interest rates have hurt banks, asset managers, consumer finance companies, and investment firms within the financial sector. Biotechnology companies dragged down the health care sector.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline.

Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2016

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.01%	2.03%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,232	3,624
Median Market Cap	$53.0B	$51.1B
Price/Earnings Ratio	22.2x	22.1x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.6%	16.4%
Earnings Growth
Rate	7.3%	7.2%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—
Short-Term
Reserves	0.2%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.4%
Consumer Goods	10.7	10.7
Consumer Services	13.4	13.4
Financials	18.6	18.6
Health Care	13.5	13.5
Industrials	12.7	12.8
Oil & Gas	6.8	6.8
Technology	15.5	15.5
Telecommunications	2.6	2.6
Utilities	3.7	3.7

Volatility Measures
Spliced Inst.
Total Stock
Mkt. Idx
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.3%
Alphabet Inc.	Internet	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
Microsoft Corp.	Software	1.7
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Diversified Industrials	1.3
Amazon.com Inc.	Broadline Retailers	1.3
Berkshire Hathaway Inc. Reinsurance		1.3
AT&T Inc.	Fixed Line
	Telecommunications	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016. For the six months ended June 30, 2016, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	2.24%	11.65%	7.60%
Institutional Plus Shares	5/31/2001	2.24	11.67	7.62

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (2.4%)
EI du Pont de Nemours
& Co.	1,577,297	102,209
Dow Chemical Co.	2,027,551	100,790
Praxair Inc.	515,069	57,889
Ecolab Inc.	476,624	56,528
Air Products & Chemicals
Inc.	370,643	52,646
PPG Industries Inc.	480,387	50,032
LyondellBasell Industries
NV Class A	616,438	45,875
Newmont Mining Corp.	957,995	37,477
International Paper Co.	742,485	31,466
Nucor Corp.	574,012	28,362
Freeport-McMoRan Inc.	2,034,897	22,669
Alcoa Inc.	2,374,706	22,013
International Flavors &
Fragrances Inc.	143,873	18,138
Celanese Corp. Class A	268,366	17,565
Eastman Chemical Co.	255,020	17,316
Mosaic Co.	631,689	16,538
Albemarle Corp.	203,882	16,170
Ashland Inc.	111,980	12,852
Avery Dennison Corp.	162,618	12,156
RPM International Inc.	241,458	12,061
FMC Corp.	242,595	11,235
Steel Dynamics Inc.	421,029	10,315
CF Industries Holdings Inc.	423,520	10,207
Reliance Steel &
Aluminum Co.	125,016	9,614
WR Grace & Co.	128,331	9,395
Royal Gold Inc.	118,809	8,557
* Axalta Coating Systems
Ltd.	303,466	8,051
Olin Corp.	300,373	7,461
NewMarket Corp.	17,108	7,089
Sensient Technologies
Corp.	81,753	5,808

	Scotts Miracle-Gro Co.
	Class A	82,834	5,791
	CONSOL Energy Inc.	353,942	5,695
	PolyOne Corp.	155,105	5,466
	Huntsman Corp.	365,508	4,916
	Cabot Corp.	102,162	4,665
	Compass Minerals
	International Inc.	61,402	4,555
	United States Steel Corp.	266,151	4,487
	Axiall Corp.	128,667	4,196
	HB Fuller Co.	91,174	4,011
	Domtar Corp.	114,416	4,006
	US Silica Holdings Inc.	115,519	3,982
	Minerals Technologies Inc.	63,472	3,605
	Commercial Metals Co.	211,549	3,575
*	Stillwater Mining Co.	299,502	3,552
	Hecla Mining Co.	693,352	3,536
	Balchem Corp.	57,434	3,426
	Worthington Industries Inc.	80,620	3,410
*	GCP Applied Technologies
	Inc.	128,480	3,346
*	Chemtura Corp.	120,695	3,184
	Westlake Chemical Corp.	71,199	3,056
*	Cambrex Corp.	58,110	3,006
*	Coeur Mining Inc.	276,559	2,948
*	Clearwater Paper Corp.	43,679	2,855
	Carpenter Technology Corp.	85,103	2,802
	Kaiser Aluminum Corp.	30,766	2,781
	Neenah Paper Inc.	37,968	2,748
	Chemours Co.	330,290	2,722
*	Ingevity Corp.	76,573	2,606
*,^	Cliffs Natural Resources
	Inc.	451,650	2,561
	Allegheny Technologies
	Inc.	198,402	2,530
*	AK Steel Holding Corp.	494,802	2,306
	Innophos Holdings Inc.	47,522	2,006
	KapStone Paper and
	Packaging Corp.	153,370	1,995
	Quaker Chemical Corp.	22,296	1,989

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kraton Performance
	Polymers Inc.	70,272	1,963
	Innospec Inc.	41,782	1,921
*	Platform Specialty
	Products Corp.	206,541	1,834
	Aceto Corp.	76,910	1,684
	Calgon Carbon Corp.	117,068	1,539
*	Fairmount Santrol
	Holdings Inc.	199,322	1,537
	PH Glatfelter Co.	78,094	1,527
	Stepan Co.	23,485	1,398
*	Ferro Corp.	101,871	1,363
	SunCoke Energy Inc.	221,551	1,289
*	Century Aluminum Co.	191,949	1,215
	Deltic Timber Corp.	17,042	1,144
*,^	Westmoreland Coal Co.	119,244	1,135
	American Vanguard Corp.	72,535	1,096
	Haynes International Inc.	34,009	1,091
*	Koppers Holdings Inc.	33,975	1,044
	Chase Corp.	16,437	971
	Hawkins Inc.	19,410	843
	A Schulman Inc.	34,081	832
*	Resolute Forest Products
	Inc.	150,335	795
*	Veritiv Corp.	17,728	666
	Olympic Steel Inc.	23,427	640
	Tredegar Corp.	39,284	633
*	Univar Inc.	33,485	633
	Ampco-Pittsburgh Corp.	52,420	593
*	OMNOVA Solutions Inc.	78,397	568
	Hallador Energy Co.	119,982	554
	KMG Chemicals Inc.	19,032	495
	Tronox Ltd. Class A	110,168	486
*	Ryerson Holding Corp.	22,286	390
*	LSB Industries Inc.	26,149	316
	Kronos Worldwide Inc.	56,434	296
	Rayonier Advanced
	Materials Inc.	20,348	276
*	Cloud Peak Energy Inc.	133,404	275
*	CSW Industrials Inc.	8,115	265
	FutureFuel Corp.	23,329	254
*	Codexis Inc.	54,399	219
	Gold Resource Corp.	55,720	200
*,^	Senomyx Inc.	66,934	184
	Friedman Industries Inc.	30,651	179
*	Real Industry Inc.	22,749	177
*,^	Golden Minerals Co.	243,316	158
*	General Moly Inc.	384,371	133
*	Universal Stainless & Alloy
	Products Inc.	10,736	117
*	Handy & Harman Ltd.	4,280	112
*,^	Uranium Energy Corp.	110,492	97
*	Ikonics Corp.	3,253	36
*	Solitario Exploration &
	Royalty Corp.	56,237	29
*,^	Pershing Gold Corp.	4,000	17

*	AgroFresh Solutions Inc.	3,000	16
	United-Guardian Inc.	950	15
*	Northern Technologies
	International Corp.	1,269	14
	Synalloy Corp.	1,703	13
*	Comstock Mining Inc.	21,959	8
*	NL Industries Inc.	2,169	6
*	TOR Minerals International
	Inc.	682	3
	Rentech Inc.	200	—
			972,093
Consumer Goods (10.7%)
	Procter & Gamble Co.	4,806,662	406,980
	Coca-Cola Co.	7,030,899	318,711
	Philip Morris
	International Inc.	2,801,166	284,935
	PepsiCo Inc.	2,608,228	276,316
	Altria Group Inc.	3,532,830	243,624
	NIKE Inc. Class B	2,404,341	132,720
	Mondelez International
	Inc. Class A	2,662,518	121,171
	Colgate-Palmolive Co.	1,612,541	118,038
	Kraft Heinz Co.	1,097,812	97,134
	Kimberly-Clark Corp.	650,221	89,392
	Ford Motor Co.	7,046,077	88,569
	Reynolds American Inc.	1,546,409	83,398
	Monsanto Co.	788,829	81,573
	General Mills Inc.	1,073,308	76,548
	General Motors Co.	2,502,432	70,819
	Johnson Controls Inc.	1,170,800	51,820
	Constellation Brands Inc.
	Class A	302,597	50,050
	Archer-Daniels-Midland
	Co.	1,060,997	45,506
*	Monster Beverage Corp.	274,936	44,185
*,^	Tesla Motors Inc.	197,682	41,964
	Newell Brands Inc.	863,053	41,918
*	Electronic Arts Inc.	530,599	40,198
	Activision Blizzard Inc.	999,735	39,620
	ConAgra Foods Inc.	787,998	37,674
	Estee Lauder Cos. Inc.
	Class A	401,839	36,575
	Tyson Foods Inc. Class A	542,642	36,243
	Kellogg Co.	442,390	36,121
	Dr Pepper Snapple Group
	Inc.	335,530	32,422
	Clorox Co.	233,495	32,313
	Molson Coors Brewing Co.
	Class B	314,924	31,848
	JM Smucker Co.	205,307	31,291
	Delphi Automotive plc	492,918	30,857
	Mead Johnson Nutrition
	Co.	337,034	30,586
	Stanley Black & Decker
	Inc.	271,060	30,147
	VF Corp.	489,473	30,098

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hershey Co.	248,163	28,164
	Genuine Parts Co.	256,654	25,986
	Campbell Soup Co.	362,772	24,135
	Church & Dwight Co. Inc.	231,729	23,843
	Whirlpool Corp.	137,080	22,843
	McCormick & Co. Inc.	209,615	22,360
*	Mohawk Industries Inc.	113,653	21,567
	Coach Inc.	502,004	20,452
	DR Horton Inc.	641,215	20,185
	Mattel Inc.	619,613	19,388
	Brown-Forman Corp.
	Class B	178,725	17,830
	Hormel Foods Corp.	482,168	17,647
	Hasbro Inc.	204,130	17,145
	Hanesbrands Inc.	681,632	17,129
	Ingredion Inc.	130,690	16,913
	Snap-on Inc.	105,603	16,666
*	LKQ Corp.	502,333	15,924
*	Michael Kors Holdings
	Ltd.	309,871	15,332
*	WhiteWave Foods Co.
	Class A	321,985	15,114
	Lennar Corp. Class A	325,772	15,018
	Bunge Ltd.	251,662	14,886
	Harley-Davidson Inc.	326,982	14,812
	PVH Corp.	146,323	13,788
	Lear Corp.	133,149	13,549
*,^	Under Armour Inc. Class A	331,334	13,296
*	lululemon athletica Inc.	173,927	12,846
	Leggett & Platt Inc.	243,895	12,465
	Goodyear Tire & Rubber
	Co.	485,386	12,455
*	Under Armour Inc.	339,282	12,350
*	Middleby Corp.	104,740	12,071
*	NVR Inc.	6,745	12,008
	BorgWarner Inc.	397,315	11,729
	PulteGroup Inc.	562,290	10,959
*	TreeHouse Foods Inc.	102,426	10,514
	Leucadia National Corp.	592,591	10,270
	Pinnacle Foods Inc.	211,856	9,807
	Harman International
	Industries Inc.	129,175	9,277
	Carter’s Inc.	87,083	9,272
	Ralph Lauren Corp. Class A	102,957	9,227
*	Post Holdings Inc.	111,191	9,194
	Polaris Industries Inc.	112,082	9,164
*	Edgewell Personal Care Co.	107,838	9,103
*	WABCO Holdings Inc.	97,971	8,971
*	Hain Celestial Group Inc.	178,129	8,862
	Gentex Corp.	524,777	8,108
*	Toll Brothers Inc.	279,153	7,512
	Brunswick Corp.	165,666	7,508
*,^	Herbalife Ltd.	126,310	7,393
*	Skechers U.S.A. Inc.
	Class A	241,678	7,183
	Pool Corp.	73,597	6,920

	Flowers Foods Inc.	338,235	6,342
	Energizer Holdings Inc.	112,602	5,798
	Thor Industries Inc.	85,949	5,564
*	Take-Two Interactive
	Software Inc.	146,726	5,564
	B&G Foods Inc.	113,949	5,492
*	Vista Outdoor Inc.	111,047	5,300
*	Helen of Troy Ltd.	51,479	5,294
	CalAtlantic Group Inc.	142,825	5,243
*	Tempur Sealy International
	Inc.	93,462	5,170
	Spectrum Brands Holdings
	Inc.	43,149	5,148
*	Kate Spade & Co.	232,632	4,795
	Snyder’s-Lance Inc.	139,318	4,721
*	Tenneco Inc.	99,192	4,623
	Nu Skin Enterprises Inc.
	Class A	96,850	4,474
*	Darling Ingredients Inc.	299,798	4,467
	Lancaster Colony Corp.	34,888	4,452
*	Manitowoc Foodservice
	Inc.	248,623	4,381
	Tupperware Brands Corp.	77,763	4,377
	Visteon Corp.	61,398	4,041
	HNI Corp.	82,491	3,835
	Vector Group Ltd.	168,605	3,780
	Wolverine World Wide Inc.	178,381	3,625
	Drew Industries Inc.	41,865	3,552
*	Steven Madden Ltd.	102,629	3,508
*	Dorman Products Inc.	60,250	3,446
*	Deckers Outdoor Corp.	58,907	3,388
*	Blue Buffalo Pet Products
	Inc.	143,024	3,338
	Fresh Del Monte Produce
	Inc.	60,747	3,306
	Herman Miller Inc.	109,135	3,262
	J&J Snack Foods Corp.	27,265	3,252
*	G-III Apparel Group Ltd.	70,026	3,202
*	TRI Pointe Group Inc.	269,831	3,189
*	Zynga Inc. Class A	1,264,457	3,149
	Sanderson Farms Inc.	35,057	3,037
	Dean Foods Co.	166,463	3,011
	Avon Products Inc.	795,037	3,005
	Cooper Tire & Rubber Co.	100,662	3,002
	Pilgrim’s Pride Corp.	115,741	2,949
	WD-40 Co.	24,918	2,927
*,^	Fitbit Inc. Class A	239,486	2,927
	Columbia Sportswear Co.	50,206	2,889
	La-Z-Boy Inc.	103,546	2,881
	Dana Holding Corp.	272,129	2,874
	KB Home	185,469	2,821
*	ACCO Brands Corp.	271,395	2,804
*	Boston Beer Co. Inc.
	Class A	16,384	2,802
*	Tumi Holdings Inc.	104,024	2,782
*	Meritage Homes Corp.	70,846	2,660

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Corp.	45,434	2,623
*	iRobot Corp.	68,684	2,409
^	Coty Inc. Class A	91,413	2,376
	Ethan Allen Interiors Inc.	69,599	2,300
^	Cal-Maine Foods Inc.	51,138	2,266
*	Gentherm Inc.	65,546	2,245
	Knoll Inc.	92,434	2,244
*	TiVo Inc.	225,232	2,230
*	Central Garden & Pet Co.
	Class A	102,430	2,224
	Briggs & Stratton Corp.	104,832	2,220
*	Fossil Group Inc.	74,393	2,122
*	Cavco Industries Inc.	22,559	2,114
	Andersons Inc.	59,177	2,103
	Interface Inc. Class A	137,132	2,091
*	Select Comfort Corp.	94,545	2,021
	Nutrisystem Inc.	79,404	2,014
	Schweitzer-Mauduit
	International Inc.	56,095	1,979
	Steelcase Inc. Class A	143,600	1,949
*	Crocs Inc.	167,709	1,892
	MDC Holdings Inc.	76,678	1,866
*	American Axle &
	Manufacturing Holdings
	Inc.	127,733	1,850
	Standard Motor Products
	Inc.	45,125	1,795
	Coca-Cola Bottling Co.
	Consolidated	11,955	1,763
*	Cooper-Standard Holding
	Inc.	20,276	1,602
	Calavo Growers Inc.	23,700	1,588
*	Nautilus Inc.	85,749	1,530
	Callaway Golf Co.	148,469	1,516
*	Unifi Inc.	53,848	1,466
	Inter Parfums Inc.	49,927	1,426
*	USANA Health Sciences
	Inc.	12,562	1,400
	Medifast Inc.	41,350	1,376
	Oxford Industries Inc.	24,174	1,369
*,^	Wayfair Inc.	34,960	1,363
^	Tootsie Roll Industries Inc.	34,262	1,320
*	Motorcar Parts of America
	Inc.	48,350	1,314
*	Central Garden & Pet Co.	56,278	1,285
*	Universal Electronics Inc.	17,565	1,270
	Movado Group Inc.	53,684	1,164
*	Seaboard Corp.	403	1,157
	Winnebago Industries Inc.	49,084	1,125
	John B Sanfilippo & Son Inc.	25,889	1,104
*	DTS Inc.	41,589	1,100
*	Elizabeth Arden Inc.	78,404	1,079
	Superior Industries
	International Inc.	39,898	1,068
*	National Beverage Corp.	16,628	1,044

	Bassett Furniture
	Industries Inc.	42,344	1,014
*	Farmer Brothers Co.	30,931	992
	Culp Inc.	33,270	919
*,^	GoPro Inc. Class A	84,833	917
	Lennar Corp. Class B	24,267	904
*	Perry Ellis International Inc.	43,955	884
*	Beazer Homes USA Inc.	111,356	863
*	Modine Manufacturing Co.	96,801	852
	Flexsteel Industries Inc.	20,857	826
*,^	Jamba Inc.	77,298	795
*	Omega Protein Corp.	35,041	700
*	Federal-Mogul Holdings
	Corp.	84,076	699
*	Iconix Brand Group Inc.	102,966	696
*	Eastman Kodak Co.	42,648	686
*	Revlon Inc. Class A	21,266	684
*	M/I Homes Inc.	35,295	665
	Arctic Cat Inc.	37,179	632
*	Taylor Morrison Home
	Corp. Class A	42,091	625
	Kimball International Inc.
	Class B	53,064	604
*	Stoneridge Inc.	37,471	560
	Alico Inc.	18,161	549
*	Vera Bradley Inc.	36,562	518
*	Cherokee Inc.	45,991	511
*	Primo Water Corp.	40,617	480
*	Glu Mobile Inc.	213,571	470
	National Presto Industries
	Inc.	4,899	462
*,^	JAKKS Pacific Inc.	57,538	455
	Libbey Inc.	27,412	436
	Hooker Furniture Corp.	19,289	415
	MGP Ingredients Inc.	10,002	382
*	Alliance One International
	Inc.	24,257	374
	Marine Products Corp.	43,390	367
	Weyco Group Inc.	12,387	344
*	Lifevantage Corp.	24,901	339
	Tower International Inc.	16,150	332
*,^	Sequential Brands Group
	Inc.	39,641	316
*	Core Molding Technologies
	Inc.	22,260	304
	Phibro Animal Health Corp.
	Class A	14,600	272
	Strattec Security Corp.	5,741	234
*	Shiloh Industries Inc.	28,486	208
*	Lifeway Foods Inc.	20,817	201
	Oil-Dri Corp. of America	5,275	182
*	Dixie Group Inc.	49,812	177
*	ZAGG Inc.	33,148	174
	Orchids Paper Products Co.	4,683	167
	Lifetime Brands Inc.	11,235	164

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^	Limoneira Co.	9,066	160
*	Nutraceutical International
	Corp.	6,763	157
*	Coffee Holding Co. Inc.	27,694	156
*	Hovnanian Enterprises Inc.
	Class A	91,200	153
*	Inventure Foods Inc.	18,959	148
*	Mannatech Inc.	7,199	146
	Escalade Inc.	13,847	142
*	Natural Alternatives
	International Inc.	12,166	134
	LS Starrett Co. Class A	11,175	133
*	Skullcandy Inc.	21,313	131
*	US Foods Holding Corp.	5,360	130
	Johnson Outdoors Inc.
	Class A	5,006	129
*	LGI Homes Inc.	3,855	123
*	Craft Brew Alliance Inc.	10,411	120
*	S&W Seed Co.	27,184	119
*	Delta Apparel Inc.	5,153	116
*	Black Diamond Inc.	27,241	113
*	William Lyon Homes
	Class A	6,000	97
	Nature’s Sunshine Products
	Inc.	10,016	95
	Rocky Brands Inc.	6,414	73
*	US Auto Parts Network Inc.	16,787	66
*	Female Health Co.	52,315	66
*	Seneca Foods Corp. Class A	1,806	65
*	Zedge Inc. Class B	14,082	65
	Superior Uniform Group Inc.	2,555	49
*	WCI Communities Inc.	2,407	41
	Crown Crafts Inc.	4,278	40
*	CCA Industries Inc.	12,279	40
*	Summer Infant Inc.	22,600	38
*	Stanley Furniture Co. Inc.	15,291	37
*	Malibu Boats Inc. Class A	3,100	37
*	Amplify Snack Brands Inc.	2,273	34
*	Freshpet Inc.	3,032	28
	Acme United Corp.	1,375	25
*	Vuzix Corp.	3,300	25
*	Emerson Radio Corp.	37,808	22
*	Skyline Corp.	2,012	19
*	Lakeland Industries Inc.	1,900	16
*	Century Communities Inc.	789	14
	MCBC Holdings Inc.	1,211	13
	CompX International Inc.	1,065	12
*	Willamette Valley
	Vineyards Inc.	1,400	12
*	DS Healthcare Group Inc.	11,481	8
	Titan International Inc.	1,144	7
	Golden Enterprises Inc.	755	5
*	Crystal Rock Holdings Inc.	7,780	5
*	Cyanotech Corp.	997	5
			4,242,034

Consumer Services (13.3%)
*	Amazon.com Inc.	724,210	518,259
	Home Depot Inc.	2,246,361	286,838
	Comcast Corp. Class A	4,365,884	284,612
	Walt Disney Co.	2,636,711	257,923
	McDonald’s Corp.	1,585,135	190,755
	Wal-Mart Stores Inc.	2,550,541	186,241
	CVS Health Corp.	1,939,443	185,682
	Starbucks Corp.	2,512,927	143,538
	Walgreens Boots
	Alliance Inc.	1,560,457	129,939
	Lowe’s Cos. Inc.	1,620,499	128,295
	Costco Wholesale Corp.	792,735	124,491
*	Priceline Group Inc.	89,628	111,893
	Time Warner Inc.	1,348,979	99,204
	TJX Cos. Inc.	1,136,188	87,748
*	Charter Communications
	Inc. Class A	360,876	82,511
	McKesson Corp.	406,297	75,835
	Target Corp.	1,064,065	74,293
*	Netflix Inc.	734,742	67,214
	Kroger Co.	1,722,243	63,361
	Twenty-First Century
	Fox Inc. Class A	2,254,255	60,978
	Yum! Brands Inc.	698,899	57,953
	Delta Air Lines Inc.	1,393,270	50,757
	Sysco Corp.	915,728	46,464
*	eBay Inc.	1,970,883	46,138
	Cardinal Health Inc.	588,339	45,896
	Southwest Airlines Co.	1,153,313	45,221
*	O’Reilly Automotive Inc.	165,461	44,856
	Dollar General Corp.	465,875	43,792
*	AutoZone Inc.	53,912	42,798
	Ross Stores Inc.	725,561	41,132
	CBS Corp. Class B	724,875	39,462
*	Dollar Tree Inc.	404,100	38,082
	Omnicom Group Inc.	429,293	34,983
	Nielsen Holdings plc	618,934	32,166
	Carnival Corp.	710,492	31,404
	Las Vegas Sands Corp.	717,481	31,203
	L Brands Inc.	440,456	29,568
	American Airlines Group
	Inc.	1,043,976	29,555
	Viacom Inc. Class B	643,713	26,695
	AmerisourceBergen
	Corp. Class A	331,301	26,279
*	Ulta Salon Cosmetics &
	Fragrance Inc.	107,442	26,177
	Starwood Hotels & Resorts
	Worldwide Inc.	306,113	22,637
*	United Continental
	Holdings Inc.	545,574	22,390
	Expedia Inc.	209,201	22,238
	Hilton Worldwide
	Holdings Inc.	982,932	22,145

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Tractor Supply Co.	240,841	21,960
*	Chipotle Mexican Grill Inc.
	Class A	52,721	21,234
	Royal Caribbean Cruises
	Ltd.	310,915	20,878
	Advance Auto Parts Inc.	127,122	20,547
*	DISH Network Corp.
	Class A	388,096	20,336
*	MGM Resorts International	874,310	19,786
*	Liberty Interactive Corp.
	QVC Group Class A	774,569	19,651
	Macy’s Inc.	556,846	18,716
	Whole Foods Market Inc.	579,633	18,560
	Marriott International Inc.
	Class A	277,609	18,450
*	CarMax Inc.	349,366	17,129
	Interpublic Group of Cos.
	Inc.	732,394	16,918
	Best Buy Co. Inc.	500,099	15,303
	Aramark	440,822	14,732
	Wyndham Worldwide
	Corp.	202,100	14,396
*	Rite Aid Corp.	1,908,250	14,293
	Darden Restaurants Inc.	218,603	13,846
	Foot Locker Inc.	245,753	13,482
	Wynn Resorts Ltd.	148,259	13,438
*	IHS Inc. Class A	115,619	13,367
*	TripAdvisor Inc.	205,648	13,223
	Alaska Air Group Inc.	222,502	12,970
	Kohl’s Corp.	334,336	12,678
*	Sirius XM Holdings Inc.	3,150,364	12,444
	Twenty-First Century
	Fox Inc.	445,205	12,132
	Domino’s Pizza Inc.	91,266	11,991
	Tiffany & Co.	193,412	11,729
	Signet Jewelers Ltd.	141,561	11,666
	Bed Bath & Beyond Inc.	267,315	11,553
*	Norwegian Cruise Line
	Holdings Ltd.	289,969	11,552
	FactSet Research
	Systems Inc.	70,080	11,312
*	Liberty SiriusXM Group
	Class C	363,893	11,233
	KAR Auction Services Inc.	249,232	10,403
	News Corp. Class A	906,043	10,284
*	Discovery
	Communications Inc.	426,634	10,175
	Staples Inc.	1,175,965	10,137
*	ServiceMaster Global
	Holdings Inc.	247,090	9,834
*	JetBlue Airways Corp.	583,850	9,669
*	VCA Inc.	139,338	9,421
	Sabre Corp.	350,186	9,381
	Casey’s General Stores Inc.	70,871	9,320
	H&R Block Inc.	405,194	9,319

	Scripps Networks
	Interactive Inc. Class A	147,154	9,163
	TEGNA Inc.	392,872	9,103
	Service Corp. International	336,546	9,100
	Vail Resorts Inc.	65,814	9,097
*,^	Copart Inc.	183,026	8,970
*	Panera Bread Co. Class A	40,644	8,614
*	Burlington Stores Inc.	128,717	8,587
	Gap Inc.	402,338	8,538
^	Nordstrom Inc.	220,552	8,392
	Dun & Bradstreet Corp.	65,777	8,014
	Six Flags Entertainment
	Corp.	135,521	7,853
*	Sally Beauty Holdings Inc.	265,606	7,811
	Williams-Sonoma Inc.	146,850	7,655
^	Cracker Barrel Old Country
	Store Inc.	43,539	7,466
	Dunkin’ Brands Group Inc.	166,810	7,276
*	Hertz Global Holdings Inc.	651,434	7,211
	Cinemark Holdings Inc.	189,547	6,911
	Dick’s Sporting Goods Inc.	152,880	6,889
*	Discovery Communications
	Inc. Class A	272,752	6,882
*	AMC Networks Inc.
	Class A	111,368	6,729
*	Madison Square Garden
	Co. Class A	36,501	6,297
*	AutoNation Inc.	130,250	6,119
*	Sprouts Farmers Market
	Inc.	259,628	5,945
	CST Brands Inc.	137,572	5,927
*	Spirit Airlines Inc.	130,023	5,834
*	Live Nation Entertainment
	Inc.	239,131	5,620
*	Liberty SiriusXM Group
	Class A	176,636	5,539
	Tribune Media Co. Class A	141,185	5,532
*	Bright Horizons Family
	Solutions Inc.	81,383	5,397
*	DreamWorks Animation
	SKG Inc. Class A	128,527	5,253
	Rollins Inc.	179,069	5,241
	Texas Roadhouse Inc.
	Class A	114,753	5,233
*	Avis Budget Group Inc.	158,598	5,112
	GameStop Corp. Class A	190,210	5,056
	Jack in the Box Inc.	58,739	5,047
*	Murphy USA Inc.	67,577	5,012
*	Beacon Roofing Supply Inc.	107,806	4,902
*	Pandora Media Inc.	393,265	4,896
*	Michaels Cos. Inc.	169,483	4,820
*	Buffalo Wild Wings Inc.	34,236	4,757
	Brinker International Inc.	103,914	4,731
*	Starz	156,959	4,696
*	JC Penney Co. Inc.	527,938	4,688

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American Eagle Outfitters
	Inc.	293,899	4,682
*	Five Below Inc.	99,407	4,613
	John Wiley & Sons Inc.
	Class A	88,397	4,613
*	GrubHub Inc.	146,637	4,556
	Big Lots Inc.	90,266	4,523
	Dolby Laboratories Inc.
	Class A	92,553	4,429
	Cable One Inc.	8,519	4,357
*	Cabela’s Inc.	86,372	4,324
*	Urban Outfitters Inc.	148,372	4,080
*	United Natural Foods Inc.	87,152	4,079
	Cheesecake Factory Inc.	83,635	4,026
	AMERCO	10,701	4,008
	Chemed Corp.	29,218	3,983
	Graham Holdings Co.
	Class B	7,977	3,905
*	WebMD Health Corp.	66,871	3,886
	Wendy’s Co.	398,152	3,830
	Sinclair Broadcast Group
	Inc. Class A	125,305	3,742
	Core-Mark Holding Co. Inc.	79,734	3,736
*	Yelp Inc. Class A	123,042	3,736
	Bloomin’ Brands Inc.	207,853	3,714
	Allegiant Travel Co.
	Class A	24,040	3,642
	Meredith Corp.	68,814	3,572
	Monro Muffler Brake Inc.	55,625	3,536
*	Houghton Mifflin Harcourt
	Co.	224,817	3,514
*	Hawaiian Holdings Inc.	92,381	3,507
^	Lions Gate Entertainment
	Corp.	172,710	3,494
*	Grand Canyon Education
	Inc.	84,881	3,388
	PriceSmart Inc.	36,050	3,373
*	Office Depot Inc.	1,001,695	3,316
	Papa John’s International
	Inc.	48,006	3,264
	Interval Leisure Group Inc.	205,219	3,263
^	Regal Entertainment
	Group Class A	145,158	3,199
*	Dave & Buster’s
	Entertainment Inc.	68,253	3,194
	Matthews International
	Corp. Class A	57,302	3,188
	Hillenbrand Inc.	103,413	3,107
*	Media General Inc.	178,503	3,068
*	Diplomat Pharmacy Inc.	87,663	3,068
	Churchill Downs Inc.	24,234	3,062
	Sotheby’s	109,635	3,004
	GNC Holdings Inc. Class A	123,405	2,998
	Morningstar Inc.	36,391	2,976
*	Acxiom Corp.	134,622	2,960

	Choice Hotels
	International Inc.	61,458	2,927
	Gannett Co. Inc.	211,439	2,920
	Lithia Motors Inc. Class A	41,058	2,918
	Children’s Place Inc.	36,300	2,911
	Aaron’s Inc.	132,295	2,896
	Time Inc.	171,102	2,816
	New York Times Co.
	Class A	232,009	2,807
	HSN Inc.	57,268	2,802
*	Caesars Acquisition Co.
	Class A	247,283	2,775
*	Shutterfly Inc.	59,507	2,774
*,^	SolarCity Corp.	115,779	2,771
*	Hyatt Hotels Corp. Class A	56,324	2,768
*	Liberty TripAdvisor
	Holdings Inc. Class A	124,403	2,722
	Extended Stay America Inc.	179,349	2,681
*	Krispy Kreme Doughnuts
	Inc.	124,661	2,613
*	Genesco Inc.	40,478	2,603
*	Boyd Gaming Corp.	141,210	2,598
	Chico’s FAS Inc.	241,653	2,588
	DineEquity Inc.	30,324	2,571
	DSW Inc. Class A	121,352	2,570
	Nexstar Broadcasting
	Group Inc. Class A	52,822	2,513
*	Popeyes Louisiana Kitchen
	Inc.	45,745	2,500
*	Groupon Inc. Class A	765,809	2,489
	Marriott Vacations
	Worldwide Corp.	36,267	2,484
	SkyWest Inc.	93,605	2,477
	Scholastic Corp.	59,622	2,362
	Caleres Inc.	97,293	2,355
*	Stamps.com Inc.	26,916	2,353
	Penske Automotive Group
	Inc.	73,410	2,309
*	SUPERVALU Inc.	488,836	2,307
	Sonic Corp.	84,941	2,298
*	Ascena Retail Group Inc.	319,400	2,233
*	Asbury Automotive
	Group Inc.	42,139	2,222
*	Denny’s Corp.	205,466	2,205
	SpartanNash Co.	71,889	2,198
	Abercrombie & Fitch Co.	122,520	2,182
	Cato Corp. Class A	57,384	2,165
	Dillard’s Inc. Class A	35,338	2,141
*	Express Inc.	143,513	2,082
*	Carmike Cinemas Inc.	67,708	2,039
*	BJ’s Restaurants Inc.	46,360	2,032
*	Belmond Ltd. Class A	204,847	2,028
*	Restoration Hardware
	Holdings Inc.	69,635	1,997
	Bob Evans Farms Inc.	50,173	1,904

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Group 1 Automotive Inc.	37,626	1,857
*	La Quinta Holdings Inc.	162,122	1,848
*	comScore Inc.	76,114	1,818
	DeVry Education Group Inc.	101,422	1,809
	AMC Entertainment
	Holdings Inc.	64,834	1,790
	SeaWorld Entertainment
	Inc.	124,609	1,786
*	Gray Television Inc.	158,743	1,722
	Finish Line Inc. Class A	84,452	1,705
*,^	Diamond Resorts
	International Inc.	56,795	1,702
*	MSG Networks Inc.	110,221	1,691
	Capella Education Co.	31,596	1,663
*	Hibbett Sports Inc.	46,728	1,626
	Guess? Inc.	107,169	1,613
	National CineMedia Inc.	103,956	1,609
	International Speedway
	Corp. Class A	47,257	1,581
*	Chuy’s Holdings Inc.	45,051	1,559
*	Vitamin Shoppe Inc.	50,864	1,555
*	Liberty Media Group	80,281	1,523
	Ingles Markets Inc. Class A	40,232	1,501
*	Penn National Gaming Inc.	106,461	1,485
	PetMed Express Inc.	78,007	1,463
	Carriage Services Inc.
	Class A	58,165	1,377
^	Buckle Inc.	52,034	1,352
*	Rush Enterprises Inc.
	Class A	62,085	1,338
*	American Public Education
	Inc.	47,545	1,336
*	Isle of Capri Casinos Inc.	72,213	1,323
*	Clean Energy Fuels Corp.	372,640	1,293
	Fred’s Inc. Class A	76,906	1,239
*	EW Scripps Co. Class A	77,576	1,229
*	XO Group Inc.	68,792	1,199
*	Strayer Education Inc.	23,987	1,178
*	Pinnacle Entertainment Inc.	105,043	1,164
*	Regis Corp.	93,462	1,164
	Rent-A-Center Inc.	93,829	1,152
*,^	Tuesday Morning Corp.	163,069	1,145
*	Ollie’s Bargain Outlet
	Holdings Inc.	44,722	1,113
	Blue Nile Inc.	40,154	1,099
*	Angie’s List Inc.	167,854	1,093
	Tailored Brands Inc.	86,072	1,090
*	Red Robin Gourmet
	Burgers Inc.	22,832	1,083
*	Francesca’s Holdings Corp.	97,417	1,076
*	Biglari Holdings Inc.	2,624	1,058
*,^	Sears Holdings Corp.	76,958	1,047
*	Virgin America Inc.	18,151	1,020
*	1-800-Flowers.com Inc.
	Class A	111,020	1,001

*	Scientific Games Corp.
	Class A	108,557	998
	Weis Markets Inc.	19,698	996
	MDC Partners Inc. Class A	54,267	993
	Entercom Communications
	Corp. Class A	70,303	954
	ClubCorp Holdings Inc.	73,222	952
	Barnes & Noble Inc.	83,479	947
*	Quotient Technology Inc.	69,934	938
	Clear Channel Outdoor
	Holdings Inc. Class A	145,878	907
*	Bankrate Inc.	121,290	907
*	Performance Food Group
	Co.	33,383	898
	New Media Investment
	Group Inc.	49,125	888
	Pier 1 Imports Inc.	169,986	874
*	Build-A-Bear Workshop Inc.	63,083	847
*	FTD Cos. Inc.	33,230	829
*	Liberty Braves Group	54,594	800
*,^	Mattress Firm Holding Corp.	23,841	800
	CSS Industries Inc.	29,709	797
*	Etsy Inc.	81,699	784
*,^	Weight Watchers
	International Inc.	66,649	775
*	Liberty Media Group
	Class A	39,307	752
*	Autobytel Inc.	54,230	752
*	Fiesta Restaurant Group Inc.	33,761	736
*	Apollo Education Group Inc.	80,540	735
*,^	Lumber Liquidators
	Holdings Inc.	47,173	727
	Haverty Furniture Cos. Inc.	39,226	707
	Sonic Automotive Inc.
	Class A	40,953	701
*	America’s Car-Mart Inc.	24,752	699
*	Overstock.com Inc.	43,265	697
	Marcus Corp.	32,207	680
	Entravision Communications
	Corp. Class A	99,100	666
	World Wrestling
	Entertainment Inc. Class A	35,449	653
	Ruth’s Hospitality
	Group Inc.	39,473	630
*	MarineMax Inc.	36,743	624
*	Party City Holdco Inc.	43,791	609
	Citi Trends Inc.	35,892	557
*	Liquidity Services Inc.	70,010	549
*	Century Casinos Inc.	87,616	546
*	Barnes & Noble Education
	Inc.	53,292	541
*	Carrols Restaurant Group
	Inc.	43,411	517
*	Caesars Entertainment Corp.	66,883	514
	Big 5 Sporting Goods Corp.	54,827	508

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Lands’ End Inc.	30,630	503
*	Kirkland’s Inc.	33,879	497
*	Zoe’s Kitchen Inc.	13,634	495
	A H Belo Corp. Class A	96,630	483
*	K12 Inc.	38,674	483
*	Tile Shop Holdings Inc.	24,203	481
*	Titan Machinery Inc.	42,180	470
	Shoe Carnival Inc.	18,658	468
	Collectors Universe Inc.	23,593	466
*	Ascent Capital Group Inc.
	Class A	29,607	456
*	Ruby Tuesday Inc.	122,912	444
*	Chefs’ Warehouse Inc.	27,680	443
*	Providence Service Corp.	9,530	428
*	Monarch Casino & Resort
	Inc.	19,267	423
*	Del Frisco’s Restaurant
	Group Inc.	28,679	411
*	Destination XL Group Inc.	88,423	404
	Speedway Motorsports Inc.	22,088	392
*,^	Conn’s Inc.	47,531	357
*	Marchex Inc. Class B	110,495	351
*	Demand Media Inc.	67,540	349
*	Bravo Brio Restaurant
	Group Inc.	41,392	339
*	Zumiez Inc.	23,621	338
*	Daily Journal Corp.	1,360	322
*	J Alexander’s Holdings Inc.	32,109	319
*	Red Rock Resorts Inc.
	Class A	13,873	305
*	Bridgepoint Education Inc.	41,209	298
*	Care.com Inc.	25,285	295
*	Christopher & Banks Corp.	131,321	288
*	RetailMeNot Inc.	36,600	282
*	Gaiam Inc. Class A	35,786	277
*	Natural Grocers by Vitamin
	Cottage Inc.	21,003	274
*	Career Education Corp.	45,582	271
*	SP Plus Corp.	11,985	271
*	Smart & Final Stores Inc.	17,675	263
*	Cambium Learning Group
	Inc.	57,983	262
*	Reading International Inc.
	Class A	20,671	258
*	Liberty Braves Group
	Class A	15,985	240
*	Lee Enterprises Inc.	124,235	237
*	Eldorado Resorts Inc.	15,423	234
	Stein Mart Inc.	29,959	231
*	Global Eagle Entertainment
	Inc.	33,849	225
*	Rubicon Project Inc.	16,169	221
*	Shake Shack Inc. Class A	5,813	212
	TheStreet Inc.	181,048	205
*	Sizmek Inc.	88,164	202

^	Bon-Ton Stores Inc.	139,487	197
*	RealNetworks Inc.	45,580	196
	Stage Stores Inc.	36,773	179
*	Town Sports International
	Holdings Inc.	65,935	179
*	Luby’s Inc.	35,510	178
*	tronc Inc.	12,900	178
	McClatchy Co. Class A	11,484	168
*	Noodles & Co. Class A	17,000	166
*,^	Rave Restaurant Group Inc.	39,164	157
	Harte-Hanks Inc.	95,721	152
*,^	Famous Dave’s of America
	Inc.	25,956	131
*	EVINE Live Inc.	78,989	130
	Saga Communications Inc.
	Class A	3,223	127
*	Avid Technology Inc.	20,459	119
*	ReachLocal Inc.	25,510	116
*	TrueCar Inc.	14,400	113
*	Cumulus Media Inc.
	Class A	358,254	111
	Destination Maternity Corp.	17,667	104
*	Planet Fitness Inc. Class A	5,438	103
*,^	Cosi Inc.	205,033	103
*,^	hhgregg Inc.	57,211	101
*	QuinStreet Inc.	27,046	96
*	West Marine Inc.	11,266	95
	Village Super Market Inc.
	Class A	3,022	87
	Ark Restaurants Corp.	3,854	86
*	TubeMogul Inc.	7,202	86
*	Morgans Hotel Group Co.	39,926	85
*	Spark Networks Inc.	53,035	84
*	Potbelly Corp.	6,657	83
*	Radio One Inc.	25,730	82
*	Everyday Health Inc.	9,648	76
	Salem Media Group Inc.
	Class A	10,229	74
	CBS Corp. Class A	1,214	70
*	Red Lion Hotels Corp.	9,601	70
	RCI Hospitality Holdings Inc.	6,664	68
*	Del Taco Restaurants Inc.	7,200	66
*,^	bebe stores inc	124,638	63
*	Boot Barn Holdings Inc.	6,517	56
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	56
	Liberty Tax Inc.	4,055	54
*	Diversified Restaurant
	Holdings Inc.	34,766	53
*	New York & Co. Inc.	34,183	51
*	El Pollo Loco Holdings Inc.	3,512	46
	News Corp. Class B	3,627	42
*	TechTarget Inc.	5,000	41
*,^	YOU On Demand
	Holdings Inc.	23,900	39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Fogo De Chao Inc.	2,919	38
*	Wingstop Inc.	1,211	33
	Natural Health Trends Corp.	1,000	28
*,^	Digital Turbine Inc.	24,819	27
*	Container Store Group Inc.	4,572	24
*	Bojangles’ Inc.	1,200	20
*	Papa Murphy’s Holdings Inc.	3,000	20
	Golden Entertainment Inc.	1,523	18
*	Gordmans Stores Inc.	12,763	16
*	Insignia Systems Inc.	7,050	15
	Educational Development
	Corp.	1,122	13
*	ITT Educational Services Inc.	6,768	13
*	MaxPoint Interactive Inc.	1,134	12
	National American
	University Holdings Inc.	5,908	12
*	Interpace Diagnostics
	Group Inc.	26,023	9
	Flanigan’s Enterprises Inc.	329	7
*	Emmis Communications
	Corp. Class A	8,800	6
*	Gaming Partners
	International Corp.	609	6
*	Radio One Inc. Class A	1,680	5
*	Tilly’s Inc. Class A	603	4
	Beasley Broadcast Group Inc.
	Class A	187	1
*	PCM Inc.	63	1
*	Profire Energy Inc.	171	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			5,308,962
Financials (18.6%)
*	Berkshire Hathaway Inc.
	Class B	3,374,932	488,656
	JPMorgan Chase & Co.	6,603,075	410,315
	Wells Fargo & Co.	8,251,159	390,527
	Visa Inc. Class A	3,439,607	255,116
	Bank of America Corp.	18,548,816	246,143
	Citigroup Inc.	5,299,769	224,657
	MasterCard Inc. Class A	1,752,450	154,321
	Simon Property Group
	Inc.	558,723	121,187
	US Bancorp	2,961,547	119,439
	Chubb Ltd.	796,748	104,143
	American International
	Group Inc.	1,919,609	101,528
	Goldman Sachs Group
	Inc.	675,020	100,294
	American Express Co.	1,459,690	88,691
	American Tower
	Corporation	766,769	87,113
	PNC Financial Services
	Group Inc.	901,610	73,382

	Bank of New York
	Mellon Corp.	1,847,662	71,782
	Morgan Stanley	2,623,370	68,155
	Public Storage	266,119	68,017
	BlackRock Inc.	191,743	65,678
	Marsh & McLennan
	Cos. Inc.	941,139	64,430
	MetLife Inc.	1,587,067	63,213
	Travelers Cos. Inc.	527,953	62,848
	Crown Castle
	International Corp.	609,543	61,826
	Capital One Financial
	Corp.	924,669	58,726
	Prudential Financial Inc.	798,080	56,935
	CME Group Inc.	580,929	56,582
	Charles Schwab Corp.	2,147,972	54,365
	Aflac Inc.	747,534	53,942
	Intercontinental
	Exchange Inc.	204,215	52,271
	Aon plc	478,350	52,250
	BB&T Corp.	1,466,358	52,217
	S&P Global Inc.	477,726	51,241
	Welltower Inc.	644,559	49,096
	Equinix Inc.	125,372	48,610
	Allstate Corp.	675,938	47,282
	Prologis Inc.	948,108	46,495
	Equity Residential	659,945	45,457
	AvalonBay Communities
	Inc.	247,665	44,676
	Ventas Inc.	610,577	44,462
	Weyerhaeuser Co.	1,348,970	40,159
	Discover Financial
	Services	744,293	39,887
*	Synchrony Financial	1,505,864	38,068
	SunTrust Banks Inc.	904,921	37,174
	State Street Corp.	679,219	36,623
	Boston Properties Inc.	277,377	36,586
	Progressive Corp.	1,000,092	33,503
	Realty Income Corp.	465,054	32,256
	Hartford Financial
	Services Group Inc.	710,269	31,522
	Digital Realty Trust Inc.	287,676	31,354
	T. Rowe Price Group Inc.	425,771	31,069
	General Growth
	Properties Inc.	1,036,581	30,911
	Vornado Realty Trust	306,780	30,715
	M&T Bank Corp.	258,342	30,544
	HCP Inc.	843,424	29,840
	Willis Towers Watson plc	237,448	29,517
	Moody’s Corp.	298,183	27,943
	Equifax Inc.	214,850	27,587
	Essex Property Trust Inc.	118,143	26,947
	Ameriprise Financial Inc.	299,378	26,899
	Northern Trust Corp.	391,376	25,933
	Fifth Third Bancorp	1,386,264	24,384
	Macerich Co.	268,115	22,894

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Markel Corp.	23,953	22,822
	Kimco Realty Corp.	719,812	22,588
	Host Hotels & Resorts
	Inc.	1,349,453	21,875
	Principal Financial Group
	Inc.	523,352	21,515
	Loews Corp.	520,328	21,380
	Federal Realty Investment
	Trust	127,950	21,182
	Franklin Resources Inc.	633,714	21,147
	Cincinnati Financial Corp.	282,154	21,131
	Extra Space Storage Inc.	216,003	19,989
	Regions Financial Corp.	2,287,350	19,465
	SL Green Realty Corp.	182,396	19,420
	Invesco Ltd.	759,311	19,393
	Citizens Financial Group
	Inc.	950,524	18,991
	First Republic Bank	270,378	18,924
	Annaly Capital
	Management Inc.	1,670,005	18,487
	FNF Group	478,712	17,952
	UDR Inc.	485,936	17,941
	XL Group plc Class A	514,481	17,137
	Western Union Co.	886,845	17,010
	KeyCorp	1,532,366	16,933
	Duke Realty Corp.	628,546	16,757
	Lincoln National Corp.	431,526	16,730
	VEREIT Inc.	1,643,356	16,664
*	Liberty Broadband Corp.	264,705	15,882
	Arthur J Gallagher & Co.	322,414	15,347
*	Arch Capital Group Ltd.	211,677	15,241
	Regency Centers Corp.	177,285	14,844
*	Alleghany Corp.	26,649	14,646
	Mid-America Apartment
	Communities Inc.	137,486	14,629
*	CBRE Group Inc. Class A	548,055	14,512
*	Ally Financial Inc.	834,192	14,240
	Camden Property Trust	158,383	14,004
	Everest Re Group Ltd.	76,388	13,954
	Alexandria Real Estate
	Equities Inc.	134,423	13,915
	Iron Mountain Inc.	347,078	13,824
*	Affiliated Managers Group
	Inc.	98,200	13,824
	Unum Group	433,835	13,792
	National Retail Properties
	Inc.	261,909	13,546
	Nasdaq Inc.	208,971	13,514
*	Berkshire Hathaway Inc.
	Class A	60	13,019
	Comerica Inc.	316,253	13,007
	Huntington Bancshares
	Inc.	1,453,616	12,995
	WP Carey Inc.	185,709	12,892
	Torchmark Corp.	206,951	12,794

	MSCI Inc. Class A	165,476	12,762
	SEI Investments Co.	263,213	12,663
	New York Community
	Bancorp Inc.	841,842	12,619
	Apartment Investment &
	Management Co.	284,164	12,549
	American Campus
	Communities Inc.	237,204	12,541
	TD Ameritrade Holding
	Corp.	429,700	12,236
	Gaming and Leisure
	Properties Inc.	347,612	11,986
	American Capital Agency
	Corp.	597,666	11,846
*	E*TRADE Financial Corp.	503,275	11,822
	CIT Group Inc.	367,016	11,711
	Omega Healthcare
	Investors Inc.	342,359	11,623
*	Signature Bank	91,739	11,460
	Raymond James Financial
	Inc.	230,997	11,388
	Reinsurance Group of
	America Inc. Class A	115,687	11,220
	Spirit Realty Capital Inc.	872,595	11,143
	Kilroy Realty Corp.	167,896	11,130
	Equity LifeStyle Properties
	Inc.	138,420	11,081
	Liberty Property Trust	268,257	10,655
	Brixmor Property Group
	Inc.	390,712	10,338
	DDR Corp.	564,471	10,240
	WR Berkley Corp.	167,268	10,023
	CubeSmart	322,251	9,951
	Lamar Advertising Co.
	Class A	149,389	9,904
	CBOE Holdings Inc.	148,581	9,898
	Forest City Realty Trust
	Inc. Class A	438,150	9,775
	Assurant Inc.	111,797	9,649
	MarketAxess Holdings Inc.	64,928	9,441
	American Financial Group
	Inc.	127,033	9,392
	Highwoods Properties Inc.	177,165	9,354
	EPR Properties	115,717	9,336
	Zions Bancorporation	370,869	9,320
	Axis Capital Holdings Ltd.	168,696	9,278
	Voya Financial Inc.	368,234	9,117
*	Liberty Ventures Class A	244,736	9,072
	Douglas Emmett Inc.	254,520	9,041
	Senior Housing Properties
	Trust	431,213	8,982
*	SVB Financial Group	94,330	8,976
	East West Bancorp Inc.	261,265	8,930
	RenaissanceRe Holdings
	Ltd.	74,465	8,745

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Old Republic International
	Corp.	452,098	8,721
	Sovran Self Storage Inc.	82,638	8,670
	Starwood Property Trust
	Inc.	409,518	8,485
	Weingarten Realty
	Investors	205,483	8,388
	People’s United Financial
	Inc.	563,863	8,266
	PacWest Bancorp	207,331	8,248
	Sun Communities Inc.	106,162	8,136
	STORE Capital Corp.	275,841	8,124
	Healthcare Trust of
	America Inc. Class A	248,380	8,033
	First American Financial
	Corp.	198,552	7,986
	Jones Lang LaSalle Inc.	81,885	7,980
	Hospitality Properties
	Trust	275,338	7,930
	Communications Sales &
	Leasing Inc.	272,693	7,881
	DCT Industrial Trust Inc.	163,551	7,857
	Endurance Specialty
	Holdings Ltd.	116,503	7,824
*	Realogy Holdings Corp.	266,138	7,723
	Taubman Centers Inc.	103,999	7,717
	Brown & Brown Inc.	204,861	7,676
	CyrusOne Inc.	137,360	7,645
	Corrections Corp. of
	America	213,348	7,471
*	Howard Hughes Corp.	65,050	7,437
	Healthcare Realty Trust
	Inc.	208,724	7,303
	Retail Properties of
	America Inc.	430,872	7,282
	Commerce Bancshares
	Inc.	149,592	7,165
	Navient Corp.	596,779	7,132
	Eaton Vance Corp.	199,682	7,057
	Gramercy Property Trust	765,078	7,054
	Lazard Ltd. Class A	235,628	7,017
	Tanger Factory Outlet
	Centers Inc.	174,101	6,995
	Validus Holdings Ltd.	139,822	6,794
*,^	Zillow Group Inc.	184,269	6,685
*	Equity Commonwealth	228,710	6,662
	Medical Properties Trust
	Inc.	432,859	6,584
	Hanover Insurance Group
	Inc.	77,763	6,580
	Cullen/Frost Bankers Inc.	101,373	6,461
	DuPont Fabros Technology
	Inc.	135,354	6,435
	Investors Bancorp Inc.	576,195	6,384

	First Niagara Financial
	Group Inc.	645,704	6,289
	Synovus Financial Corp.	215,288	6,241
	Umpqua Holdings Corp.	400,342	6,193
	American Homes 4 Rent
	Class A	302,018	6,185
	Prosperity Bancshares Inc.	120,892	6,164
	Assured Guaranty Ltd.	242,573	6,154
	FirstMerit Corp.	300,974	6,101
	Outfront Media Inc.	249,742	6,036
	PrivateBancorp Inc.	136,641	6,016
	Post Properties Inc.	98,358	6,005
	First Industrial Realty
	Trust Inc.	212,807	5,920
	Rayonier Inc.	224,916	5,902
	BankUnited Inc.	189,207	5,812
	New Residential
	Investment Corp.	418,493	5,792
	First Horizon National
	Corp.	419,878	5,786
	CNO Financial Group Inc.	326,516	5,701
	Piedmont Office Realty
	Trust Inc. Class A	263,499	5,676
	Apple Hospitality REIT Inc.	300,779	5,658
	Webster Financial Corp.	166,612	5,656
	Bank of the Ozarks Inc.	148,289	5,564
	Education Realty Trust Inc.	120,101	5,541
*	Western Alliance Bancorp	169,178	5,524
	Popular Inc.	188,095	5,511
	White Mountains
	Insurance Group Ltd.	6,538	5,505
	Allied World Assurance
	Co. Holdings AG	156,128	5,486
	Bank of Hawaii Corp.	78,682	5,413
	Equity One Inc.	168,094	5,409
	Urban Edge Properties	180,504	5,390
	Two Harbors Investment
	Corp.	627,599	5,372
	Brandywine Realty Trust	318,494	5,351
	ProAssurance Corp.	96,654	5,176
	RLI Corp.	75,043	5,161
	Aspen Insurance Holdings
	Ltd.	110,845	5,141
	Physicians Realty Trust	244,156	5,130
	Chimera Investment Corp.	324,354	5,092
	Corporate Office
	Properties Trust	171,832	5,081
	Legg Mason Inc.	171,251	5,050
	Primerica Inc.	87,403	5,003
	National Health Investors
	Inc.	66,357	4,983
	Paramount Group Inc.	308,174	4,912
	MFA Financial Inc.	674,634	4,905
	Federated Investors Inc.
	Class B	169,867	4,889

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Columbia Property Trust
	Inc.	228,067	4,881
	LaSalle Hotel Properties	205,246	4,840
	FNB Corp.	380,841	4,776
	Wintrust Financial Corp.	93,606	4,774
	Sunstone Hotel Investors
	Inc.	392,609	4,739
*	SLM Corp.	764,418	4,724
	CoreSite Realty Corp.	53,097	4,709
	Associated Banc-Corp	272,193	4,668
	RLJ Lodging Trust	215,844	4,630
	MB Financial Inc.	127,559	4,628
	Acadia Realty Trust	130,242	4,626
^	United Bankshares Inc.	120,340	4,514
	Hudson Pacific Properties
	Inc.	154,515	4,509
	Blackstone Mortgage
	Trust Inc. Class A	162,380	4,493
	IBERIABANK Corp.	74,925	4,475
	GEO Group Inc.	129,199	4,416
	Home BancShares Inc.	217,644	4,307
	Fulton Financial Corp.	316,684	4,275
	AmTrust Financial
	Services Inc.	173,616	4,254
	Kite Realty Group Trust	151,549	4,248
	Erie Indemnity Co. Class A	42,138	4,186
	Empire State Realty Trust
	Inc.	220,414	4,186
	Washington REIT	132,802	4,178
	American National
	Insurance Co.	36,444	4,124
	UMB Financial Corp.	76,625	4,077
	Radian Group Inc.	389,299	4,056
	Washington Federal Inc.	166,925	4,050
	Ryman Hospitality
	Properties Inc.	79,379	4,021
	QTS Realty Trust Inc.
	Class A	71,778	4,018
	Cousins Properties Inc.	386,354	4,018
	Care Capital Properties Inc.	152,870	4,007
	Valley National Bancorp	439,187	4,005
	Mack-Cali Realty Corp.	146,785	3,963
	Cathay General Bancorp	140,012	3,948
	Retail Opportunity
	Investments Corp.	181,286	3,928
*	Texas Capital Bancshares
	Inc.	83,585	3,908
	Interactive Brokers Group
	Inc.	110,239	3,902
	EastGroup Properties Inc.	56,078	3,865
	NorthStar Realty Finance
	Corp.	334,212	3,820
	Selective Insurance Group
	Inc.	99,649	3,808
	WP Glimcher Inc.	337,529	3,777
	Janus Capital Group Inc.	270,678	3,768

^	First Financial Bankshares
	Inc.	114,255	3,746
	Hancock Holding Co.	140,926	3,680
*	MGIC Investment Corp.	618,059	3,677
	Glacier Bancorp Inc.	138,300	3,676
	PS Business Parks Inc.	34,492	3,659
	First Citizens BancShares
	Inc. Class A	14,016	3,629
*	Stifel Financial Corp.	113,933	3,583
	Pinnacle Financial Partners
	Inc.	72,639	3,548
	LTC Properties Inc.	68,452	3,541
	Sterling Bancorp	224,473	3,524
	TCF Financial Corp.	277,868	3,515
	BancorpSouth Inc.	154,542	3,507
	Lexington Realty Trust	342,655	3,464
	Pebblebrook Hotel Trust	131,078	3,441
	NorthStar Asset
	Management Group Inc.	335,072	3,421
*	Blackhawk Network
	Holdings Inc.	102,109	3,420
	Xenia Hotels & Resorts
	Inc.	203,415	3,413
*,^	Zillow Group Inc. Class A	92,315	3,383
	Great Western Bancorp
	Inc.	106,865	3,371
*	Enstar Group Ltd.	20,553	3,329
	DiamondRock Hospitality
	Co.	365,512	3,301
	BGC Partners Inc. Class A	369,560	3,219
	Kennedy-Wilson Holdings
	Inc.	167,129	3,169
	Capitol Federal Financial
	Inc.	224,945	3,138
	Astoria Financial Corp.	204,563	3,136
	Community Bank System
	Inc.	76,238	3,133
	First Midwest Bancorp Inc.	178,134	3,128
	Monogram Residential
	Trust Inc.	304,201	3,106
	CYS Investments Inc.	371,012	3,105
	Northwest Bancshares Inc.	208,984	3,099
^	BOK Financial Corp.	49,186	3,084
	Alexander & Baldwin Inc.	84,808	3,065
	CVB Financial Corp.	185,753	3,044
	Government Properties
	Income Trust	131,084	3,023
	Chemical Financial Corp.	80,721	3,010
	American Assets Trust Inc.	70,514	2,993
	Colony Capital Inc. Class A	193,283	2,967
	Select Income REIT	114,044	2,964
	Columbia Banking
	System Inc.	105,221	2,953
	STAG Industrial Inc.	123,835	2,949
	Old National Bancorp	233,447	2,925

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First Cash Financial
	Services Inc.	56,494	2,900
	Trustmark Corp.	116,627	2,898
	LPL Financial Holdings Inc.	128,509	2,895
	Park National Corp.	31,529	2,894
	CBL & Associates
	Properties Inc.	310,619	2,892
	AMERISAFE Inc.	47,148	2,886
	First Financial Bancorp	147,061	2,860
	South State Corp.	41,900	2,851
	Invesco Mortgage Capital
	Inc.	207,216	2,837
	Ramco-Gershenson
	Properties Trust	144,110	2,826
	Hatteras Financial Corp.	171,889	2,819
*	Hilltop Holdings Inc.	133,397	2,800
	Colony Starwood Homes	91,542	2,785
	BBCN Bancorp Inc.	186,094	2,777
	Argo Group International
	Holdings Ltd.	53,219	2,762
*	HRG Group Inc.	200,765	2,757
	Kemper Corp.	88,687	2,748
*,^	Credit Acceptance Corp.	14,830	2,745
	New York REIT Inc.	296,367	2,741
^	Westamerica
	Bancorporation	55,362	2,727
	Evercore Partners Inc.
	Class A	61,637	2,724
	Independent Bank Corp.	59,194	2,705
	NBT Bancorp Inc.	94,297	2,700
	International Bancshares
	Corp.	102,964	2,686
	Agree Realty Corp.	55,620	2,683
*	Liberty Broadband Corp.
	Class A	45,018	2,674
	EverBank Financial Corp.	179,690	2,670
*	Eagle Bancorp Inc.	54,942	2,643
	Mercury General Corp.	49,467	2,630
*	Essent Group Ltd.	120,393	2,626
	Cash America International
	Inc.	61,556	2,624
	First Merchants Corp.	105,190	2,622
	Renasant Corp.	80,935	2,617
	Provident Financial
	Services Inc.	132,362	2,600
	Potlatch Corp.	75,319	2,568
	Pennsylvania REIT	119,167	2,556
	Chesapeake Lodging Trust	108,713	2,528
	Waddell & Reed Financial
	Inc. Class A	143,821	2,477
	Ameris Bancorp	83,343	2,475
	TFS Financial Corp.	143,420	2,470
	Boston Private Financial
	Holdings Inc.	208,965	2,462
	Global Net Lease Inc.	307,151	2,442

	Banner Corp.	57,245	2,435
	Sabra Health Care REIT
	Inc.	117,857	2,432
	Employers Holdings Inc.	82,628	2,398
*,^	LendingClub Corp.	552,893	2,377
	Financial Engines Inc.	91,674	2,372
	Capstead Mortgage Corp.	242,611	2,353
	Banc of California Inc.	129,728	2,348
	Parkway Properties Inc.	139,630	2,336
*	Genworth Financial Inc.
	Class A	904,136	2,333
	Horace Mann Educators
	Corp.	68,242	2,306
	Apollo Commercial Real
	Estate Finance Inc.	142,700	2,293
	First Commonwealth
	Financial Corp.	244,463	2,249
*	OneMain Holdings Inc.
	Class A	98,141	2,240
	Berkshire Hills Bancorp Inc.	83,162	2,239
	Franklin Street Properties
	Corp.	181,394	2,226
*	St. Joe Co.	121,743	2,157
	National General Holdings
	Corp.	100,704	2,157
	Redwood Trust Inc.	154,908	2,139
	LegacyTexas Financial
	Group Inc.	79,426	2,137
	Brookline Bancorp Inc.	192,058	2,118
*	PRA Group Inc.	87,349	2,109
^	WisdomTree Investments
	Inc.	212,914	2,084
	Hanmi Financial Corp.	88,625	2,082
*	MBIA Inc.	304,120	2,077
	ARMOUR Residential
	REIT Inc.	103,781	2,076
	Central Pacific Financial
	Corp.	86,990	2,053
	American Equity Investment
	Life Holding Co.	143,701	2,048
	CenterState Banks Inc.	129,771	2,044
	Cardinal Financial Corp.	91,526	2,008
	Lakeland Financial Corp.	42,271	1,987
*	Santander Consumer USA
	Holdings Inc.	189,976	1,962
	PennyMac Mortgage
	Investment Trust	120,313	1,953
*	FNFV Group	169,905	1,949
	City Holding Co.	42,623	1,938
	Capital Bank Financial Corp.	67,075	1,932
	HFF Inc. Class A	66,102	1,909
	First Busey Corp.	88,784	1,899
	Four Corners Property
	Trust Inc.	90,981	1,873
*	Customers Bancorp Inc.	74,093	1,862

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	FBL Financial Group Inc.
	Class A	30,002	1,820
	Artisan Partners Asset
	Management Inc. Class A	65,394	1,810
	Cedar Realty Trust Inc.	242,990	1,805
	Alexander’s Inc.	4,404	1,802
	Saul Centers Inc.	28,690	1,770
	S&T Bancorp Inc.	72,288	1,767
	Heartland Financial USA Inc.	49,819	1,758
	National Bank Holdings
	Corp. Class A	86,296	1,757
	Rexford Industrial Realty
	Inc.	81,769	1,725
	FelCor Lodging Trust Inc.	276,228	1,721
	Infinity Property &
	Casualty Corp.	21,299	1,718
	American Capital Mortgage
	Investment Corp.	107,844	1,703
*	Beneficial Bancorp Inc.	131,857	1,677
*,^	BofI Holding Inc.	94,133	1,667
	Chatham Lodging Trust	75,742	1,665
*	Flagstar Bancorp Inc.	68,062	1,661
	Flushing Financial Corp.	82,866	1,647
	Bryn Mawr Bank Corp.	55,702	1,627
	Northfield Bancorp Inc.	109,298	1,621
	Dime Community
	Bancshares Inc.	94,716	1,611
	Community Trust Bancorp
	Inc.	46,229	1,602
	Oritani Financial Corp.	100,015	1,599
	Navigators Group Inc.	17,196	1,582
	Anworth Mortgage Asset
	Corp.	331,896	1,560
*	FCB Financial Holdings Inc.
	Class A	45,040	1,531
	Simmons First National
	Corp. Class A	32,861	1,518
	Apollo Residential
	Mortgage Inc.	112,095	1,502
	BancFirst Corp.	24,793	1,496
	CoBiz Financial Inc.	127,664	1,494
	Arrow Financial Corp.	49,207	1,490
	Diamond Hill Investment
	Group Inc.	7,764	1,463
	Talmer Bancorp Inc.
	Class A	75,307	1,444
	New Senior Investment
	Group Inc.	133,552	1,426
*	HealthEquity Inc.	46,386	1,409
*	Encore Capital Group Inc.	59,567	1,402
	Cohen & Steers Inc.	34,654	1,401
*	Greenlight Capital Re Ltd.
	Class A	69,294	1,397
	Ashford Hospitality Trust
	Inc.	259,971	1,396
	Blue Hills Bancorp Inc.	93,131	1,375

	WesBanco Inc.	44,223	1,373
	United Community Banks
	Inc.	75,039	1,372
	WSFS Financial Corp.	42,452	1,367
	Great Southern Bancorp
	Inc.	36,777	1,360
	Summit Hotel Properties
	Inc.	102,566	1,358
	Enterprise Financial
	Services Corp.	48,427	1,351
	Camden National Corp.	32,106	1,348
	Bank Mutual Corp.	175,070	1,345
	Ares Commercial Real
	Estate Corp.	108,071	1,328
	Union Bankshares Corp.	53,566	1,324
	Yadkin Financial Corp.	52,436	1,316
*	First BanCorp	331,289	1,315
	Nelnet Inc. Class A	37,811	1,314
^	Seritage Growth Properties
	Class A	26,118	1,302
	First Interstate BancSystem
	Inc. Class A	45,902	1,290
*	Ambac Financial Group Inc.	78,015	1,284
	BNC Bancorp	56,076	1,273
*	iStar Inc.	132,286	1,269
	Federal Agricultural
	Mortgage Corp.	36,274	1,263
^	Virtus Investment Partners
	Inc.	17,597	1,253
	Sandy Spring Bancorp Inc.	42,935	1,248
	ServisFirst Bancshares Inc.	25,157	1,243
	Bank of Marin Bancorp	25,231	1,220
	Kearny Financial Corp.	93,366	1,175
	1st Source Corp.	35,881	1,162
	United Fire Group Inc.	27,311	1,159
*	Piper Jaffray Cos.	30,012	1,131
	OFG Bancorp	136,179	1,130
	Southside Bancshares Inc.	36,549	1,130
	American National
	Bankshares Inc.	44,832	1,129
	NRG Yield Inc.	72,011	1,123
	Terreno Realty Corp.	43,154	1,116
	Arbor Realty Trust Inc.	154,949	1,114
	Bridge Bancorp Inc.	38,446	1,092
	Stewart Information
	Services Corp.	26,287	1,089
*	eHealth Inc.	77,561	1,087
	Towne Bank	49,999	1,082
	Ames National Corp.	39,813	1,068
*	Green Dot Corp. Class A	46,329	1,065
	BankFinancial Corp.	86,158	1,033
	Hersha Hospitality Trust
	Class A	59,871	1,027
*	World Acceptance Corp.	22,005	1,003
	NRG Yield Inc. Class A	64,902	988
	Safety Insurance Group Inc.	16,041	988

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Investment Technology
	Group Inc.	58,255	974
	Ashford Hospitality Prime
	Inc.	68,014	962
*	Cowen Group Inc. Class A	321,885	953
	Sierra Bancorp	56,679	946
	TrustCo Bank Corp. NY	146,625	940
	Preferred Apartment
	Communities Inc. Class A	62,011	913
	Tompkins Financial Corp.	14,028	912
	Altisource Residential Corp.	97,141	893
*	Forestar Group Inc.	74,600	887
	Meridian Bancorp Inc.	59,680	882
	Armada Hoffler Properties
	Inc.	63,384	871
	Investors Real Estate Trust	133,503	864
	Getty Realty Corp.	40,065	859
*,^	Citizens Inc. Class A	111,178	845
	Arlington Asset Investment
	Corp. Class A	64,726	842
	Dynex Capital Inc.	121,101	840
	First Community
	Bancshares Inc.	36,883	828
*	KCG Holdings Inc. Class A	62,046	825
	State Bank Financial Corp.	40,227	819
	Rouse Properties Inc.	43,736	798
*	Black Knight Financial
	Services Inc. Class A	21,202	797
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	36,860	796
*	Altisource Portfolio
	Solutions SA	28,333	789
	Greenhill & Co. Inc.	48,499	781
	Opus Bank	22,905	774
	Consolidated-Tomoka
	Land Co.	16,272	772
	Lakeland Bancorp Inc.	65,920	750
	First Defiance Financial
	Corp.	19,285	749
	First Potomac Realty Trust	81,117	746
*,^	LendingTree Inc.	8,428	744
*	Global Indemnity plc	25,527	703
*	EZCORP Inc. Class A	91,638	693
	CareTrust REIT Inc.	49,630	684
	Donegal Group Inc. Class A	41,209	680
*	AV Homes Inc.	54,642	668
	Wilshire Bancorp Inc.	64,015	667
	Virtu Financial Inc. Class A	36,858	663
*	Third Point Reinsurance Ltd.	55,835	654
	Maiden Holdings Ltd.	53,323	653
	Baldwin & Lyons Inc.	26,223	647
	Bar Harbor Bankshares	18,397	646
	Republic Bancorp Inc.
	Class A	23,154	640
	Access National Corp.	32,268	630

	InfraREIT Inc.	35,416	621
	Monmouth Real Estate
	Investment Corp.	46,847	621
	Calamos Asset
	Management Inc. Class A	84,835	620
	ESSA Bancorp Inc.	45,915	615
	Tier REIT Inc.	40,060	614
	ConnectOne Bancorp Inc.	39,098	613
	Winthrop Realty Trust	69,643	612
*	Walker & Dunlop Inc.	26,832	611
	Independent Bank Group
	Inc.	14,240	611
	OceanFirst Financial Corp.	32,728	595
	Universal Insurance
	Holdings Inc.	31,960	594
	New York Mortgage
	Trust Inc.	95,456	582
	Century Bancorp Inc.
	Class A	13,512	572
	Universal Health Realty
	Income Trust	9,936	568
*	Atlas Financial Holdings Inc.	32,765	564
	First Bancorp	31,957	562
	AG Mortgage Investment
	Trust Inc.	36,915	533
	RE/MAX Holdings Inc.
	Class A	13,040	525
	Capital City Bank Group Inc.	37,482	522
	National Storage Affiliates
	Trust	24,996	520
*	Nationstar Mortgage
	Holdings Inc.	45,744	515
*	INTL. FCStone Inc.	18,816	513
	United Financial Bancorp
	Inc.	39,517	513
	Marlin Business Services
	Corp.	31,418	512
	EMC Insurance Group Inc.	17,508	485
	United Insurance Holdings
	Corp.	29,584	485
	Silver Bay Realty Trust
	Corp.	27,799	473
	National Western Life
	Group Inc. Class A	2,412	471
	Stock Yards Bancorp Inc.	16,374	462
*	Ladenburg Thalmann
	Financial Services Inc.	194,508	459
*	Avenue Financial Holdings
	Inc.	23,241	457
*	HomeStreet Inc.	22,514	448
	GAIN Capital Holdings Inc.	69,926	442
	HCI Group Inc.	15,585	425
	FBR & Co.	28,455	425
	Urstadt Biddle Properties
	Inc. Class A	17,024	422
	Resource Capital Corp.	32,644	420

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Pacific Premier Bancorp Inc.	17,462	419
	GAMCO Investors Inc.
	Class A	12,300	403
	C&F Financial Corp.	8,883	398
*	NMI Holdings Inc. Class A	71,569	392
*	PICO Holdings Inc.	41,298	391
*	Marcus & Millichap Inc.	15,323	389
*	Enova International Inc.	52,665	388
	RMR Group Inc. Class A	12,204	378
	Reis Inc.	14,871	370
	James River Group
	Holdings Ltd.	10,809	367
	Charter Financial Corp.	27,449	365
	Associated Capital Group
	Inc. Class A	12,620	362
	Federated National
	Holding Co.	18,650	355
	First of Long Island Corp.	12,109	347
*	C1 Financial Inc.	14,844	346
*	NewStar Financial Inc.	39,929	336
*	Ocwen Financial Corp.	192,455	329
*	BSB Bancorp Inc.	14,315	324
	TriCo Bancshares	11,699	323
	Washington Trust Bancorp
	Inc.	8,239	312
	Easterly Government
	Properties Inc.	15,614	308
	Investors Title Co.	3,186	303
	Clifton Bancorp Inc.	18,499	279
	First Connecticut Bancorp
	Inc.	16,800	278
	Newcastle Investment Corp.	60,481	278
	Waterstone Financial Inc.	17,706	271
	Resource America Inc.
	Class A	27,332	266
	Ellington Residential
	Mortgage REIT	20,248	264
*	Franklin Financial Network
	Inc.	8,427	264
	German American Bancorp
	Inc.	8,206	262
*	Tejon Ranch Co.	11,025	261
	State National Cos. Inc.	24,265	256
	National Interstate Corp.	8,404	254
*	Asta Funding Inc.	23,859	252
	OneBeacon Insurance
	Group Ltd. Class A	18,138	250
	Guaranty Bancorp	14,954	250
	Citizens & Northern Corp.	12,297	249
	Suffolk Bancorp	7,855	246
*	Safeguard Scientifics Inc.	19,149	239
*	First NBC Bank Holding Co.	14,134	237
	Financial Institutions Inc.	9,011	235
	State Auto Financial Corp.	10,650	233
	First Financial Corp.	6,244	229
	Ladder Capital Corp.	18,212	222

	Western Asset Mortgage
	Capital Corp.	23,365	219
	Heritage Financial Corp.	12,259	216
*	First Marblehead Corp.	44,194	215
	MainSource Financial Group
	Inc.	9,546	210
	Moelis & Co. Class A	9,200	207
	Gladstone Commercial Corp.	12,205	206
	Meta Financial Group Inc.	3,769	192
	Westfield Financial Inc.	24,792	191
	Univest Corp. of
	Pennsylvania	9,068	191
	One Liberty Properties Inc.	7,940	189
*	Bancorp Inc.	31,312	188
	CNB Financial Corp.	10,431	186
	First Financial Northwest
	Inc.	13,902	185
*	Atlantic Capital Bancshares
	Inc.	12,211	177
	Premier Financial Bancorp
	Inc.	10,265	173
*,^	Walter Investment
	Management Corp.	62,485	172
*	Consumer Portfolio
	Services Inc.	44,874	169
	UMH Properties Inc.	14,866	167
*	Republic First Bancorp Inc.	38,554	166
	Merchants Bancshares Inc.	5,356	163
	Heritage Insurance
	Holdings Inc.	13,600	163
*	Allegiance Bancshares Inc.	6,350	158
	Pzena Investment
	Management Inc. Class A	20,734	158
*	Ashford Inc.	3,035	152
*	WMIH Corp.	67,015	149
	Eastern Virginia Bankshares
	Inc.	17,962	136
	Fidelity & Guaranty Life	5,600	130
	RAIT Financial Trust	41,189	129
	Oppenheimer Holdings Inc.
	Class A	8,231	127
	Mercantile Bank Corp.	5,064	121
*	Health Insurance
	Innovations Inc. Class A	30,158	119
*	Hallmark Financial Services
	Inc.	9,970	116
	US Global Investors Inc.
	Class A	67,397	115
*	First Acceptance Corp.	79,063	111
	West Bancorporation Inc.	5,505	102
	Southwest Bancorp Inc.	5,843	99
	National Bankshares Inc.	2,789	97
	Old Second Bancorp Inc.	13,938	95
*	Maui Land & Pineapple Co.
	Inc.	12,826	93

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Westwood Holdings Group
	Inc.	1,737	90
	Peoples Bancorp Inc.	4,038	88
*	FRP Holdings Inc.	2,385	82
*	American River Bankshares	8,076	82
*	CommunityOne Bancorp	6,452	82
^	United Development
	Funding IV	24,240	78
	Heritage Commerce Corp.	7,357	77
*	First Foundation Inc.	3,564	77
	CatchMark Timber Trust
	Inc. Class A	6,000	73
	Fidelity Southern Corp.	4,549	71
	Provident Financial Holdings
	Inc.	3,696	68
	Five Oaks Investment Corp.	11,883	65
	Stonegate Bank	2,012	65
*	Hampton Roads Bankshares
	Inc.	36,253	65
*,^	Intersections Inc.	29,386	63
*	Seacoast Banking Corp. of
	Florida	3,691	60
	Independence Holding Co.	3,224	58
	United Community Financial
	Corp.	8,716	53
	FXCM Inc. Class A	6,070	53
	Territorial Bancorp Inc.	1,980	52
	Atlantic American Corp.	13,780	52
*	Carolina Bank Holdings Inc.	2,826	49
	Park Sterling Corp.	6,702	48
	Farmers Capital Bank Corp.	1,726	47
	Peapack Gladstone Financial
	Corp.	2,544	47
*	Nicolet Bankshares Inc.	1,192	45
	First Internet Bancorp	1,900	45
*	Cascade Bancorp	8,045	45
	Bear State Financial Inc.	4,605	43
	Manning & Napier Inc.	4,280	41
	HopFed Bancorp Inc.	3,323	39
	Federal Agricultural
	Mortgage Corp. Class A	1,021	38
	Northrim BanCorp Inc.	1,390	37
*	On Deck Capital Inc.	6,956	36
	Macatawa Bank Corp.	4,802	36
	California First National
	Bancorp	2,366	35
*	Conifer Holdings Inc.	4,822	33
	Institutional Financial
	Markets Inc.	39,632	32
	Jernigan Capital Inc.	2,148	30
	Pacific Continental Corp.	1,900	30
	Blue Capital Reinsurance
	Holdings Ltd.	1,567	29
	Northeast Bancorp	2,506	28
	PJT Partners Inc.	1,135	26

	Middleburg Financial Corp.	859	23
*	Performant Financial Corp.	14,420	23
	Landmark Bancorp Inc.	863	22
*	HomeTrust Bancshares Inc.	1,176	22
*	Bay Bancorp Inc.	4,284	22
	Kingstone Cos. Inc.	2,352	21
*	Regional Management Corp.	1,415	21
	First Bancorp Inc.	902	19
	Penns Woods Bancorp Inc.	414	17
	Fox Chase Bancorp Inc.	777	16
	MutualFirst Financial Inc.	544	15
	CB Financial Services Inc.	661	14
	Horizon Bancorp	520	13
	Eagle Bancorp Montana Inc.	1,015	13
	Preferred Bank	380	11
	Medley Management Inc.
	Class A	1,751	10
*	Jason Industries Inc.	2,757	10
*	Anchor Bancorp Inc.	404	10
	Home Bancorp Inc.	343	9
	IF Bancorp Inc.	509	9
*	Entegra Financial Corp.	447	8
	Central Valley Community
	Bancorp	509	7
	WVS Financial Corp.	623	7
	FS Bancorp Inc.	270	7
	Parke Bancorp Inc.	490	6
*	Coastway Bancorp Inc.	497	6
	Wheeler REIT Inc.	3,900	6
	First Bancshares Inc.	325	6
	MidSouth Bancorp Inc.	520	5
*	CU Bancorp	225	5
*	Atlantic Coast Financial Corp.	761	5
	Hingham Institution for
	Savings	27	3
	Bank of Commerce Holdings	500	3
	MidWestOne Financial
	Group Inc.	100	3
	United Community Bancorp	200	3
	AmeriServ Financial Inc.	887	3
*	Unico American Corp.	241	3
	Pathfinder Bancorp Inc.	234	3
*	Village Bank and Trust
	Financial Corp.	100	2
*	Melrose Bancorp Inc.	152	2
	Bankwell Financial Group Inc.	100	2
	Old Line Bancshares Inc.	117	2
	United Bancorp Inc.	197	2
*	Sun Bancorp Inc.	92	2
	Sotherly Hotels Inc.	300	2
*	National Holdings Corp.	454	1
	Bancorp of New Jersey Inc.	68	1
	Independent Bank Corp.	53	1
*	Equitable Financial Corp.	68	1
*	Porter Bancorp Inc.	288	—

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	SI Financial Group Inc.	31	—
	Salisbury Bancorp Inc.	11	—
*	Cordia Bancorp Inc.	47	—
*	Vestin Realty Mortgage II
	Inc.	22	—
*	Tejon Ranch Co. Warrants
	Exp. 08/31/2016	1,629	—
			7,393,666
Health Care (13.4%)
	Johnson & Johnson	4,967,025	602,500
	Pfizer Inc.	10,951,778	385,612
	Merck & Co. Inc.	4,998,404	287,958
	UnitedHealth Group Inc.	1,716,942	242,432
	Bristol-Myers Squibb Co.	3,014,339	221,705
	Medtronic plc	2,529,911	219,520
	Amgen Inc.	1,356,495	206,391
	Gilead Sciences Inc.	2,404,980	200,623
	AbbVie Inc.	2,920,576	180,813
*	Allergan plc	714,287	165,065
	Eli Lilly & Co.	1,793,957	141,274
*	Celgene Corp.	1,398,662	137,950
	Thermo Fisher Scientific
	Inc.	710,515	104,986
	Abbott Laboratories	2,652,895	104,285
*	Biogen Inc.	395,554	95,653
*	Express Scripts Holding
	Co.	1,142,152	86,575
	Aetna Inc.	633,102	77,321
	Becton Dickinson and Co.	383,118	64,973
	Stryker Corp.	540,245	64,738
	Anthem Inc.	474,752	62,354
	Cigna Corp.	463,176	59,282
*	Boston Scientific Corp.	2,450,150	57,260
*	Regeneron
	Pharmaceuticals Inc.	139,719	48,794
	Humana Inc.	269,064	48,399
*	HCA Holdings Inc.	600,226	46,223
*	Intuitive Surgical Inc.	68,723	45,454
	Baxter International Inc.	997,200	45,093
*	Alexion Pharmaceuticals
	Inc.	384,261	44,866
	Zimmer Biomet Holdings
	Inc.	359,698	43,300
	Zoetis Inc.	895,945	42,522
*	Vertex Pharmaceuticals
	Inc.	446,568	38,414
*	Edwards Lifesciences
	Corp.	382,330	38,130
	St. Jude Medical Inc.	487,584	38,032
*	Illumina Inc.	265,777	37,310
*	Mylan NV	780,302	33,740
	CR Bard Inc.	132,395	31,134
	DENTSPLY SIRONA Inc.	422,884	26,236
*	Henry Schein Inc.	148,189	26,200
*	Laboratory Corp. of
	America Holdings	184,850	24,080

*	DaVita HealthCare
	Partners Inc.	298,288	23,064
*	Incyte Corp.	287,943	23,030
	Perrigo Co. plc	245,655	22,274
	Universal Health Services
	Inc. Class B	162,055	21,732
*	BioMarin Pharmaceutical
	Inc.	278,416	21,661
*	Centene Corp.	292,395	20,868
	Quest Diagnostics Inc.	255,344	20,788
*	Waters Corp.	138,820	19,525
*	Medivation Inc.	299,589	18,065
*	Hologic Inc.	507,456	17,558
	ResMed Inc.	255,541	16,158
*	IDEXX Laboratories Inc.	162,869	15,124
	Cooper Cos. Inc.	87,848	15,072
*	Jazz Pharmaceuticals plc	103,555	14,633
*	Varian Medical Systems
	Inc.	173,636	14,278
	Teleflex Inc.	79,169	14,037
*	MEDNAX Inc.	167,898	12,161
*	Mallinckrodt plc	197,406	11,998
*	Alkermes plc	275,125	11,891
*	DexCom Inc.	144,135	11,434
	STERIS plc	156,065	10,729
*	Align Technology Inc.	131,311	10,577
	West Pharmaceutical
	Services Inc.	132,711	10,070
*	Quintiles Transnational
	Holdings Inc.	152,046	9,932
*	WellCare Health Plans Inc.	80,276	8,612
*	Envision Healthcare
	Holdings Inc.	339,235	8,606
*	United Therapeutics Corp.	80,900	8,569
*	Amsurg Corp.	99,535	7,718
	Bio-Techne Corp.	67,564	7,619
*	ABIOMED Inc.	69,350	7,579
	Patterson Cos. Inc.	153,570	7,354
*	Alnylam Pharmaceuticals
	Inc.	132,378	7,346
*	Seattle Genetics Inc.	178,000	7,193
*	Neurocrine Biosciences
	Inc.	157,348	7,151
*	Charles River Laboratories
	International Inc.	85,877	7,080
*	Acadia Healthcare Co. Inc.	127,122	7,043
*	Alere Inc.	157,255	6,554
*	PAREXEL International
	Corp.	97,542	6,133
	HealthSouth Corp.	154,887	6,013
*	Endo International plc	363,802	5,672
*,^	OPKO Health Inc.	594,839	5,556
*,^	Juno Therapeutics Inc.	143,682	5,523
	Hill-Rom Holdings Inc.	106,969	5,397
*	NuVasive Inc.	90,255	5,390

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	ACADIA Pharmaceuticals
	Inc.	164,701	5,346
*	Bio-Rad Laboratories Inc.
	Class A	37,373	5,345
*	Prestige Brands Holdings
	Inc.	95,787	5,307
*	Brookdale Senior Living
	Inc.	335,699	5,183
	Healthcare Services Group
	Inc.	124,957	5,171
*	LifePoint Health Inc.	78,527	5,133
*	Ionis Pharmaceuticals Inc.	218,714	5,094
*	Team Health Holdings Inc.	120,124	4,885
*,^	TESARO Inc.	53,734	4,516
*	Catalent Inc.	192,335	4,422
*	Akorn Inc.	151,792	4,324
	Bruker Corp.	189,489	4,309
*	Horizon Pharma plc	261,102	4,300
*	Integra LifeSciences
	Holdings Corp.	53,869	4,298
*	Masimo Corp.	81,461	4,278
	Owens & Minor Inc.	114,302	4,273
	Cantel Medical Corp.	60,717	4,173
*	VWR Corp.	143,493	4,147
*,^	Intercept Pharmaceuticals
	Inc.	28,822	4,112
*	Ligand Pharmaceuticals
	Inc.	34,078	4,064
*	Cepheid	131,979	4,058
*	Medicines Co.	120,078	4,038
*	Myriad Genetics Inc.	129,837	3,973
*	Tenet Healthcare Corp.	143,437	3,965
*	Molina Healthcare Inc.	76,656	3,825
*	Impax Laboratories Inc.	127,604	3,678
*	Neogen Corp.	64,927	3,652
*	Kite Pharma Inc.	71,552	3,578
*,^	Novavax Inc.	491,377	3,572
*	Nektar Therapeutics	247,809	3,526
*	Amedisys Inc.	65,522	3,308
*	Wright Medical Group NV	187,024	3,249
*	Exelixis Inc.	413,025	3,226
*	Insulet Corp.	103,780	3,138
*	Ultragenyx Pharmaceutical
	Inc.	63,565	3,109
*	Magellan Health Inc.	46,686	3,071
*	Ironwood Pharmaceuticals
	Inc. Class A	234,798	3,070
*	ICU Medical Inc.	26,342	2,970
*	Globus Medical Inc.	123,673	2,947
*	ARIAD Pharmaceuticals
	Inc.	395,777	2,925
	CONMED Corp.	60,465	2,886
*	HMS Holdings Corp.	163,417	2,878
*	Nevro Corp.	38,236	2,820
*	INC Research Holdings Inc.
	Class A	73,786	2,813

*	Ophthotech Corp.	54,557	2,784
*	Halyard Health Inc.	84,839	2,759
*	Cynosure Inc. Class A	56,398	2,743
*	Haemonetics Corp.	92,857	2,692
*	TherapeuticsMD Inc.	312,165	2,653
*	Bluebird Bio Inc.	60,237	2,608
*	Intra-Cellular Therapies Inc.
	Class A	64,372	2,499
	Analogic Corp.	30,808	2,447
	Abaxis Inc.	51,501	2,432
*	Air Methods Corp.	67,344	2,413
*	Community Health
	Systems Inc.	196,856	2,372
*	AMAG Pharmaceuticals Inc.	99,039	2,369
*,^	Intrexon Corp.	95,181	2,342
*	Exact Sciences Corp.	188,173	2,305
*	Achillion Pharmaceuticals
	Inc.	293,640	2,290
*	Depomed Inc.	114,737	2,251
*	Acorda Therapeutics Inc.	86,356	2,203
*	Anika Therapeutics Inc.	40,788	2,188
*	Emergent BioSolutions Inc.	77,689	2,185
*	Agios Pharmaceuticals Inc.	51,440	2,155
*	Pacira Pharmaceuticals Inc.	63,736	2,150
*	Radius Health Inc.	56,845	2,089
*	Natus Medical Inc.	54,904	2,075
*,^	Innoviva Inc.	195,914	2,063
*	Portola Pharmaceuticals
	Inc.	85,810	2,025
*	FibroGen Inc.	118,113	1,938
*	HeartWare International Inc.	32,181	1,858
*	Penumbra Inc.	31,054	1,848
*,^	Inovio Pharmaceuticals Inc.	198,608	1,835
	Atrion Corp.	4,235	1,812
*,^	Cerus Corp.	285,697	1,783
*	NxStage Medical Inc.	81,552	1,768
*	MacroGenics Inc.	64,987	1,754
*	PRA Health Sciences Inc.	41,124	1,717
*	SciClone Pharmaceuticals
	Inc.	129,582	1,692
*	Select Medical Holdings
	Corp.	152,814	1,661
	Kindred Healthcare Inc.	144,865	1,636
*	Surgical Care Affiliates Inc.	33,865	1,614
*	Array BioPharma Inc.	446,609	1,590
*	Keryx Biopharmaceuticals
	Inc.	238,384	1,578
*	Momenta Pharmaceuticals
	Inc.	145,526	1,572
*	ANI Pharmaceuticals Inc.	28,012	1,564
*	Halozyme Therapeutics Inc. 180,977		1,562
*	BioTelemetry Inc.	94,178	1,535
*	Lexicon Pharmaceuticals
	Inc.	105,369	1,512
*	CorVel Corp.	34,911	1,507
*	AngioDynamics Inc.	104,488	1,502

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Puma Biotechnology Inc.	49,808	1,484
*	Genomic Health Inc.	57,276	1,483
*,^	Theravance Biopharma Inc.	65,022	1,475
	Ensign Group Inc.	69,666	1,464
*	Omnicell Inc.	42,724	1,462
*	Capital Senior Living Corp.	81,908	1,447
*,^	Relypsa Inc.	77,490	1,434
*	Lannett Co. Inc.	60,252	1,433
*	Almost Family Inc.	32,677	1,392
*,^	Sarepta Therapeutics Inc.	72,233	1,377
*	Accuray Inc.	264,514	1,373
*	Arena Pharmaceuticals Inc.	802,609	1,372
*	Amicus Therapeutics Inc.	247,856	1,353
*	Agenus Inc.	331,692	1,343
*,^	MiMedx Group Inc.	165,228	1,319
*,^	Advaxis Inc.	156,479	1,266
*	Dynavax Technologies
	Corp.	86,613	1,263
*	Cardiovascular Systems
	Inc.	68,535	1,259
*	Aduro Biotech Inc.	111,222	1,258
*	Alder Biopharmaceuticals
	Inc.	49,818	1,244
*,^	Arrowhead
	Pharmaceuticals Inc.	232,626	1,238
	Meridian Bioscience Inc.	63,129	1,231
*	AtriCure Inc.	83,374	1,178
*	Adamas Pharmaceuticals
	Inc.	77,247	1,170
	CryoLife Inc.	96,023	1,134
*	Albany Molecular Research
	Inc.	82,141	1,104
*	Spark Therapeutics Inc.	21,203	1,084
*	BioSpecifics Technologies
	Corp.	27,000	1,078
*	Cempra Inc.	64,372	1,062
*	PharMerica Corp.	42,943	1,059
	PDL BioPharma Inc.	336,643	1,057
*,^	Bellicum Pharmaceuticals
	Inc.	81,143	1,052
*	Five Prime Therapeutics
	Inc.	25,095	1,038
*,^	Geron Corp.	386,569	1,036
*	Repligen Corp.	37,573	1,028
*	Spectranetics Corp.	54,638	1,022
*,^	Insys Therapeutics Inc.	78,787	1,020
*	Zeltiq Aesthetics Inc.	37,054	1,013
*	Inogen Inc.	20,115	1,008
*	Merit Medical Systems Inc.	50,433	1,000
*	Endologix Inc.	79,743	994
*	BioScrip Inc.	382,483	975
*	LDR Holding Corp.	26,273	971
*	Acceleron Pharma Inc.	28,086	954
*	Celator Pharmaceuticals Inc.	31,570	953
*	Exactech Inc.	35,596	952
*	Corcept Therapeutics Inc.	172,528	942

*	Luminex Corp.	45,692	924
*,^	Athersys Inc.	424,786	922
*	Healthways Inc.	78,899	911
*	Sage Therapeutics Inc.	30,133	908
*,^	ZIOPHARM Oncology Inc.	160,792	883
*	Supernus Pharmaceuticals
	Inc.	42,932	875
*,^	Organovo Holdings Inc.	234,868	874
*	Orthofix International NV	20,491	869
*	Triple-S Management Corp.
	Class B	35,524	868
*	ArQule Inc.	453,727	862
*	Applied Genetic
	Technologies Corp.	59,975	847
*	LHC Group Inc.	19,388	839
*	Epizyme Inc.	80,577	825
*	Cutera Inc.	72,900	817
*,^	Foundation Medicine Inc.	43,686	815
*	XenoPort Inc.	114,113	803
*	Celldex Therapeutics Inc.	175,786	772
*,^	Omeros Corp.	71,703	754
*	Clovis Oncology Inc.	54,202	744
*,^	Adeptus Health Inc.
	Class A	14,308	739
*,^	BioTime Inc.	282,923	738
*	Quidel Corp.	41,341	738
*	Addus HomeCare Corp.	42,020	732
*,^	Anthera Pharmaceuticals
	Inc.	231,373	715
	Invacare Corp.	58,444	709
*	AcelRx Pharmaceuticals
	Inc.	260,000	699
*	Dermira Inc.	23,541	689
*	Insmed Inc.	69,744	688
*	Enanta Pharmaceuticals Inc.	30,381	670
*	ChemoCentryx Inc.	147,095	660
*	Merrimack
	Pharmaceuticals Inc.	120,584	650
	US Physical Therapy Inc.	10,787	649
*	Aimmune Therapeutics Inc.	59,842	648
*	Coherus Biosciences Inc.	38,210	645
*	Heron Therapeutics Inc.	35,412	639
*,^	Fortress Biotech Inc.	237,089	638
*	Sangamo BioSciences Inc.	107,112	620
*	Spectrum Pharmaceuticals
	Inc.	92,611	608
*	BioCryst Pharmaceuticals
	Inc.	211,924	602
*	AVEO Pharmaceuticals Inc.	596,946	574
*	Atara Biotherapeutics Inc.	25,297	569
*,^	Accelerate Diagnostics Inc.	39,464	568
*,^	Teligent Inc.	79,367	567
*	Ardelyx Inc.	64,780	566
*	Retrophin Inc.	31,716	565
*	Sagent Pharmaceuticals Inc.	37,556	563
*	Lion Biotechnologies Inc.	68,925	558

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Antares Pharma Inc.	526,652	553
*	Curis Inc.	353,909	552
*	HealthStream Inc.	20,427	542
*,^	BioDelivery Sciences
	International Inc.	226,829	535
*,^	MannKind Corp.	459,613	533
*	Concert Pharmaceuticals
	Inc.	47,443	533
*	ImmunoGen Inc.	171,840	529
*	Vascular Solutions Inc.	12,669	528
*	Quorum Health Corp.	49,195	527
*	NewLink Genetics Corp.	45,780	515
	Digirad Corp.	98,283	506
*	Enzo Biochem Inc.	83,942	501
*	Raptor Pharmaceutical Corp.	93,141	500
*	Aerie Pharmaceuticals Inc.	28,349	499
*	NeoGenomics Inc.	59,111	475
	National HealthCare Corp.	7,198	466
*	Akebia Therapeutics Inc.	61,571	461
*	Durect Corp.	375,159	458
*	Amphastar
	Pharmaceuticals Inc.	28,239	455
*	Pacific Biosciences of
	California Inc.	62,760	442
*	OraSure Technologies Inc.	73,080	432
*	Cytokinetics Inc.	42,787	406
*	SurModics Inc.	16,857	396
*	Eagle Pharmaceuticals Inc.	10,199	396
*	Synergy Pharmaceuticals
	Inc.	102,623	390
*,^	Idera Pharmaceuticals Inc.	245,902	376
*	Glaukos Corp.	12,820	374
*	PTC Therapeutics Inc.	51,593	362
*	Juniper Pharmaceuticals
	Inc.	51,226	359
*,^	Immunomedics Inc.	150,892	350
*	Vanda Pharmaceuticals Inc.	30,224	338
*	Biolase Inc.	281,018	329
	Universal American Corp.	42,372	321
*,^	Rockwell Medical Inc.	41,233	312
*	Endocyte Inc.	91,845	295
*	Chimerix Inc.	74,004	291
*	Seres Therapeutics Inc.	9,511	276
*,^	Ampio Pharmaceuticals
	Inc.	205,812	266
*	Symmetry Surgical Inc.	20,007	263
*,^	Aegerion Pharmaceuticals
	Inc.	176,216	263
*,^	CytRx Corp.	117,384	262
*	Xencor Inc.	13,600	258
*	Aratana Therapeutics Inc.	40,600	257
*	ConforMIS Inc.	36,067	253
*	Zogenix Inc.	31,115	250
	LeMaitre Vascular Inc.	17,245	246
*	Collegium Pharmaceutical
	Inc.	19,980	237

*,^	Editas Medicine Inc.	9,527	232
*	Five Star Quality Care Inc.	94,576	221
*	Revance Therapeutics Inc.	16,130	219
*	Progenics Pharmaceuticals
	Inc.	50,891	215
*	GenMark Diagnostics Inc.	24,632	214
*,^	Catalyst Pharmaceuticals
	Inc.	298,621	212
*	Otonomy Inc.	13,331	212
*	Infinity Pharmaceuticals
	Inc.	152,248	202
*	CTI BioPharma Corp.	593,874	202
*,^	XBiotech Inc.	9,598	201
*,^	Galena Biopharma Inc.	417,681	195
*	Alliance HealthCare
	Services Inc.	30,624	191
*,^	Actinium Pharmaceuticals
	Inc.	106,660	189
*	RTI Surgical Inc.	50,534	181
^	Osiris Therapeutics Inc.	35,327	180
*	Alphatec Holdings Inc.	511,402	179
*	SeaSpine Holdings Corp.	16,795	176
*,^	Hansen Medical Inc.	41,502	165
*,^	Alimera Sciences Inc.	130,300	160
*	K2M Group Holdings Inc.	10,300	160
*	Mirati Therapeutics Inc.	28,400	155
*,^	OvaScience Inc.	27,700	144
*	Avinger Inc.	12,064	144
*	Derma Sciences Inc.	35,606	140
*	Karyopharm Therapeutics
	Inc.	20,202	136
*	OncoMed Pharmaceuticals
	Inc.	10,900	134
*	Flexion Therapeutics Inc.	8,700	130
*	Harvard Bioscience Inc.	45,022	129
*	iBio Inc.	177,100	128
*	STAAR Surgical Co.	22,704	125
*	Heska Corp.	3,364	125
*	MyoKardia Inc.	10,058	125
*	Adverum Biotechnologies
	Inc.	38,121	120
*	Achaogen Inc.	31,274	119
*	Pain Therapeutics Inc.	51,137	112
*	Dicerna Pharmaceuticals
	Inc.	35,621	107
*	RadNet Inc.	19,852	106
*	Aralez Pharmaceuticals Inc.	31,094	103
*	Entellus Medical Inc.	5,448	100
*	Cumberland
	Pharmaceuticals Inc.	22,092	99
*	TG Therapeutics Inc.	15,500	94
*	ARCA biopharma Inc.	32,141	93
*,^	AAC Holdings Inc.	4,000	91
*	InfuSystem Holdings Inc.	34,480	90
*	Paratek Pharmaceuticals Inc.	6,304	88
*	Selecta Biosciences Inc.	6,080	85

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Navidea
	Biopharmaceuticals Inc.	158,410	84
*,^	Eiger BioPharmaceuticals
	Inc.	4,210	83
*	MEI Pharma Inc.	61,287	83
	Psychemedics Corp.	5,861	81
*	Sucampo Pharmaceuticals
	Inc. Class A	7,058	77
*	Acura Pharmaceuticals Inc.	41,356	77
*,^	Orexigen Therapeutics Inc.	175,407	75
*,^	Apricus Biosciences Inc.	188,587	75
*	Bovie Medical Corp.	45,545	75
*	Intersect ENT Inc.	5,700	74
*	Versartis Inc.	6,517	72
*,^	Nobilis Health Corp.	31,760	71
*	AxoGen Inc.	10,130	70
*	Aclaris Therapeutics Inc.	3,749	69
*	Aldeyra Therapeutics Inc.	12,121	69
*	Calithera Biosciences Inc.	18,562	69
*,^	Abeona Therapeutics Inc.	28,563	67
*	La Jolla Pharmaceutical Co.	4,200	67
*	Wright Medical Group Inc.
	CVR Exp. 12/31/2049	50,806	64
*	Carbylan Therapeutics Inc.	92,248	61
*	Stemline Therapeutics Inc.	8,700	59
*	Blueprint Medicines Corp.	2,685	54
	AdCare Health Systems Inc.	28,860	53
*	vTv Therapeutics Inc.
	Class A	9,072	53
*	Flex Pharma Inc.	5,140	52
*	Oncocyte Corp.	14,374	51
*,^	Novocure Ltd.	4,312	50
*	Cascadian Therapeutics Inc.	51,256	48
*	Cara Therapeutics Inc.	9,848	47
*,^	CorMedix Inc.	23,800	47
*	Tandem Diabetes Care Inc.	6,010	45
*	Vical Inc.	9,624	44
*	Regulus Therapeutics Inc.	14,100	41
*	Catabasis Pharmaceuticals
	Inc.	10,960	41
*	Invitae Corp.	5,410	40
*,^	GTx Inc.	69,694	38
*	Genesis Healthcare Inc.	21,297	38
*	Peregrine Pharmaceuticals
	Inc.	98,096	36
*,^	Reata Pharmaceuticals Inc.
	Class A	1,783	35
*	ADMA Biologics Inc.	5,316	32
*	Loxo Oncology Inc.	1,127	26
*	Alliqua BioMedical Inc.	22,830	26
*,^	MediciNova Inc.	3,300	25
*,^	Argos Therapeutics Inc.	3,850	24
*	CEL-SCI Corp.	51,277	24
*	Cerulean Pharma Inc.	10,400	22
*	Cymabay Therapeutics Inc.	11,957	21

*,^	Northwest Biotherapeutics
	Inc.	33,900	20
*	Teladoc Inc.	1,210	19
*,^	Oculus Innovative Sciences
	Inc.	4,719	19
*,^	Biocept Inc.	28,081	19
*	Adamis Pharmaceuticals
	Corp.	6,605	19
*	MGC Diagnostics Corp.	2,800	18
*	Vericel Corp.	8,106	18
*	Chiasma Inc.	6,057	18
*	Agile Therapeutics Inc.	2,300	18
*	Asterias Biotherapeutics Inc.	6,720	16
*	Vital Therapies Inc.	2,600	16
*	REGENXBIO Inc.	1,817	15
*	Presbia plc	3,100	14
*	Corbus Pharmaceuticals
	Holdings Inc.	4,620	14
*	Ohr Pharmaceutical Inc.	5,000	14
*,^	Pernix Therapeutics
	Holdings Inc.	28,805	13
*,^	Second Sight Medical
	Products Inc.	3,600	13
*	CoLucid Pharmaceuticals Inc.	1,560	13
*	Corindus Vascular Robotics
	Inc.	8,802	13
*	ERBA Diagnostics Inc.	15,727	13
*	InVivo Therapeutics
	Holdings Corp.	2,160	12
*	Veracyte Inc.	2,228	11
*	Nivalis Therapeutics Inc.	2,432	11
*	Caladrius Biosciences Inc.	18,200	11
*	Fibrocell Science Inc.	9,200	11
*	CytoSorbents Corp.	2,200	10
*	Assembly Biosciences Inc.	1,600	9
*	Tetraphase Pharmaceuticals
	Inc.	2,000	9
*	Threshold Pharmaceuticals
	Inc.	13,478	9
*	Neos Therapeutics Inc.	912	8
*	USMD Holdings Inc.	447	8
*	CAS Medical Systems Inc.	4,100	8
	Diversicare Healthcare
	Services Inc.	913	7
*	EndoChoice Holdings Inc.	1,463	7
*	Aethlon Medical Inc.	1,232	7
*	Cancer Genetics Inc.	3,500	7
*	Cytori Therapeutics Inc.	3,275	7
*	Windtree Therapeutics Inc.	3,527	7
*	Esperion Therapeutics Inc.	675	7
*	Amedica Corp.	5,026	7
*	Ocular Therapeutix Inc.	910	5
	Utah Medical Products Inc.	68	4
*	Cidara Therapeutics Inc.	281	3
	Catalyst Biosciences Inc.	1,384	2

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	BioLife Solutions Inc.	1,215	2
*	BioPharmX Corp.	2,553	2
*	Sequenom Inc.	1,514	1
	Daxor Corp.	161	1
*	Aviragen Therapeutics Inc.	917	1
*	Hemispherx Biopharma Inc.	10,732	1
*	CytomX Therapeutics Inc.	100	1
*	AmpliPhi Biosciences Corp.	288	—
*	Asterias Biotherapeutics Inc.
	Warrants Exp. 9/30/16	1,344	—
*	CASI Pharmaceuticals Inc.	200	—
*	Biodel Inc.	700	—
*	Celsion Corp.	127	—
*	Unilife Corp.	49	—
*	Repros Therapeutics Inc.	66	—
			5,339,470
Industrials (12.7%)
	General Electric Co.	16,605,258	522,734
	3M Co.	1,095,221	191,795
	Honeywell International
	Inc.	1,376,178	160,077
	United Technologies
	Corp.	1,435,631	147,224
	Boeing Co.	1,092,761	141,917
	United Parcel Service
	Inc. Class B	1,246,715	134,296
	Union Pacific Corp.	1,518,635	132,501
	Accenture plc Class A	1,126,339	127,603
	Lockheed Martin Corp.	467,302	115,970
	Danaher Corp.	1,119,224	113,042
	Caterpillar Inc.	1,054,329	79,929
*	PayPal Holdings Inc.	2,079,138	75,909
	Raytheon Co.	536,229	72,900
	Northrop Grumman Corp.	325,850	72,430
	Automatic Data
	Processing Inc.	781,405	71,788
	FedEx Corp.	436,184	66,204
	General Dynamics Corp.	469,050	65,311
	Emerson Electric Co.	1,161,672	60,593
	Illinois Tool Works Inc.	551,508	57,445
	Waste Management Inc.	802,213	53,163
	Eaton Corp. plc	826,954	49,394
	Norfolk Southern Corp.	533,955	45,456
	CSX Corp.	1,726,049	45,015
*	Fiserv Inc.	401,389	43,643
	Fidelity National
	Information Services Inc.	589,468	43,432
	Sherwin-Williams Co.	141,971	41,693
	Deere & Co.	512,376	41,523
*	LinkedIn Corp. Class A	212,981	40,307
	TE Connectivity Ltd.	645,712	36,877
	Paychex Inc.	585,208	34,820
	Cummins Inc.	307,574	34,584
	PACCAR Inc.	632,765	32,822
	Tyco International plc	768,345	32,732
	Amphenol Corp. Class A	556,046	31,878

	Roper Technologies Inc.	182,670	31,156
	Ingersoll-Rand plc	464,830	29,600
	Vulcan Materials Co.	240,430	28,938
	Rockwell Automation Inc.	235,158	27,001
	Parker-Hannifin Corp.	243,201	26,278
	Agilent Technologies Inc.	591,834	26,254
*	TransDigm Group Inc.	90,882	23,965
	Fastenal Co.	521,591	23,153
*	Waste Connections Inc.	316,615	22,812
*	FleetCor Technologies Inc.	158,759	22,723
	WW Grainger Inc.	99,661	22,648
	Republic Services Inc.
	Class A	434,688	22,304
*	Verisk Analytics Inc.
	Class A	273,243	22,155
	Martin Marietta Materials
	Inc.	114,661	22,015
	Rockwell Collins Inc.	235,088	20,015
	Global Payments Inc.	280,294	20,007
*	Alliance Data Systems
	Corp.	101,099	19,807
	Acuity Brands Inc.	79,756	19,776
	Dover Corp.	282,425	19,578
	AMETEK Inc.	421,402	19,481
	CH Robinson Worldwide
	Inc.	257,714	19,135
	Ball Corp.	258,099	18,658
	Masco Corp.	600,798	18,589
	L-3 Communications
	Holdings Inc.	124,975	18,333
	WestRock Co.	456,127	17,730
*	Mettler-Toledo
	International Inc.	48,311	17,630
	Kansas City Southern	194,903	17,559
	Pentair plc	296,026	17,255
	Xerox Corp.	1,747,417	16,583
	Sealed Air Corp.	358,685	16,489
	Expeditors International
	of Washington Inc.	330,873	16,226
*	Vantiv Inc. Class A	284,438	16,099
*	Stericycle Inc.	154,431	16,079
	Fortune Brands Home &
	Security Inc.	276,957	16,055
	Total System Services Inc.	300,751	15,973
	Textron Inc.	436,838	15,971
	Cintas Corp.	154,507	15,162
	Xylem Inc.	325,905	14,552
	Huntington Ingalls
	Industries Inc.	85,552	14,375
	Broadridge Financial
	Solutions Inc.	215,895	14,076
	Valspar Corp.	129,832	14,026
	JB Hunt Transport
	Services Inc.	163,817	13,258
*	CoStar Group Inc.	59,093	12,921
*	Crown Holdings Inc.	253,389	12,839

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	HD Supply Holdings Inc.	365,064	12,712
	Jack Henry & Associates
	Inc.	143,323	12,508
	Fluor Corp.	252,532	12,445
	Carlisle Cos. Inc.	116,728	12,336
	Allegion plc	174,330	12,104
	AO Smith Corp.	135,804	11,966
	Packaging Corp. of
	America	169,896	11,371
	IDEX Corp.	137,860	11,318
*	Trimble Navigation Ltd.	455,642	11,099
*	Jacobs Engineering
	Group Inc.	222,737	11,095
	Wabtec Corp.	154,565	10,855
*	Sensata Technologies
	Holding NV	309,735	10,807
*	United Rentals Inc.	159,786	10,722
	Flowserve Corp.	236,603	10,687
	Lennox International Inc.	74,738	10,658
	Hubbell Inc. Class B	99,873	10,534
*	Arrow Electronics Inc.	166,755	10,322
	PerkinElmer Inc.	196,808	10,317
*	Spirit AeroSystems
	Holdings Inc. Class A	238,971	10,276
	Owens Corning	199,320	10,269
	Macquarie Infrastructure
	Corp.	131,107	9,708
	Avnet Inc.	232,061	9,401
	Sonoco Products Co.	183,614	9,118
	AptarGroup Inc.	114,986	9,099
	Orbital ATK Inc.	106,848	9,097
*	Keysight Technologies Inc.	311,449	9,060
*	AECOM	279,063	8,866
	Bemis Co. Inc.	171,921	8,852
	Robert Half International
	Inc.	226,507	8,644
	B/E Aerospace Inc.	184,524	8,520
	MDU Resources Group
	Inc.	354,592	8,510
*	Berry Plastics Group Inc.	218,921	8,505
	ManpowerGroup Inc.	131,256	8,445
	Toro Co.	94,926	8,372
	Donaldson Co. Inc.	240,818	8,275
	Graco Inc.	101,200	7,994
	FEI Co.	74,297	7,941
	FLIR Systems Inc.	248,525	7,692
	Graphic Packaging
	Holding Co.	586,630	7,356
	Nordson Corp.	87,972	7,355
	Allison Transmission
	Holdings Inc.	260,437	7,352
*	Old Dominion Freight
	Line Inc.	120,532	7,269
*	Genpact Ltd.	266,014	7,140
	Hexcel Corp.	169,443	7,056

	Booz Allen Hamilton
	Holding Corp. Class A	228,483	6,772
	Chicago Bridge & Iron
	Co. NV	190,785	6,607
	Lincoln Electric Holdings
	Inc.	111,819	6,606
	Watsco Inc.	46,745	6,577
	MAXIMUS Inc.	118,000	6,534
*	First Data Corp. Class A	584,401	6,469
	RR Donnelley & Sons Co.	379,541	6,422
	Eagle Materials Inc.	82,736	6,383
	Oshkosh Corp.	132,922	6,342
	Cognex Corp.	146,432	6,311
*	Euronet Worldwide Inc.	91,171	6,308
*	WEX Inc.	70,198	6,224
*	CoreLogic Inc.	161,648	6,220
	MSC Industrial Direct Co.
	Inc. Class A	87,740	6,191
	Curtiss-Wright Corp.	72,868	6,139
	BWX Technologies Inc.	171,474	6,134
	World Fuel Services Corp.	128,636	6,109
*	Genesee & Wyoming Inc.
	Class A	103,355	6,093
*	Quanta Services Inc.	260,241	6,017
	AGCO Corp.	126,552	5,964
	Ryder System Inc.	97,315	5,950
	Deluxe Corp.	89,000	5,907
	Woodward Inc.	101,189	5,833
*	Kirby Corp.	92,989	5,802
	National Instruments Corp.	208,995	5,726
*	Teledyne Technologies Inc.	56,063	5,553
	Jabil Circuit Inc.	294,323	5,436
	EMCOR Group Inc.	110,265	5,432
	CLARCOR Inc.	88,415	5,378
	Valmont Industries Inc.	39,326	5,320
	Landstar System Inc.	77,230	5,303
*	Owens-Illinois Inc.	293,095	5,279
	ITT Inc.	163,972	5,244
*	Universal Display Corp.	76,729	5,202
	Trinity Industries Inc.	277,955	5,162
	HEICO Corp. Class A	95,786	5,139
	Crane Co.	90,038	5,107
*	IPG Photonics Corp.	62,340	4,987
*	Clean Harbors Inc.	94,096	4,903
	Littelfuse Inc.	40,488	4,785
	Air Lease Corp. Class A	177,266	4,747
*,^	XPO Logistics Inc.	179,554	4,715
	EnerSys	79,178	4,709
	Belden Inc.	76,461	4,616
*	Louisiana-Pacific Corp.	260,725	4,524
*	Zebra Technologies Corp.	90,042	4,511
	Regal Beloit Corp.	81,271	4,474
*	USG Corp.	159,076	4,289
*	Generac Holdings Inc.	122,174	4,271
*	Colfax Corp.	156,280	4,135

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Coherent Inc.	44,109	4,048
	Timken Co.	130,935	4,014
	Convergys Corp.	158,562	3,964
*,^	Cimpress NV	42,837	3,962
*	WESCO International Inc.	76,831	3,956
*	WageWorks Inc.	65,811	3,936
*	TransUnion	115,823	3,873
	Terex Corp.	187,616	3,810
	Joy Global Inc.	178,237	3,768
	CEB Inc.	60,286	3,718
	Silgan Holdings Inc.	71,433	3,676
	Covanta Holding Corp.	218,267	3,590
*	Sanmina Corp.	132,902	3,563
	ABM Industries Inc.	96,968	3,537
*	AMN Healthcare Services
	Inc.	87,354	3,492
*	Masonite International
	Corp.	52,557	3,476
	KBR Inc.	262,537	3,476
*	MasTec Inc.	154,054	3,438
	Universal Forest Products
	Inc.	36,786	3,410
	G&K Services Inc. Class A	44,459	3,404
	GATX Corp.	76,713	3,373
*	Esterline Technologies
	Corp.	54,013	3,351
	AZZ Inc.	55,694	3,341
	Mueller Industries Inc.	104,161	3,321
*	Cardtronics Inc.	82,442	3,282
*	Moog Inc. Class A	60,697	3,273
	Granite Construction Inc.	71,827	3,272
*	Rexnord Corp.	166,505	3,268
	Tetra Tech Inc.	105,276	3,237
	Kennametal Inc.	145,109	3,208
*	On Assignment Inc.	86,631	3,201
	Triumph Group Inc.	89,862	3,190
	Mueller Water Products
	Inc. Class A	278,580	3,181
	Insperity Inc.	39,849	3,078
	Applied Industrial
	Technologies Inc.	68,013	3,070
*	FTI Consulting Inc.	75,454	3,069
	Barnes Group Inc.	92,677	3,069
	John Bean Technologies
	Corp.	50,107	3,068
	Vishay Intertechnology Inc.	247,128	3,062
	MSA Safety Inc.	57,994	3,046
*	RBC Bearings Inc.	41,826	3,032
	UniFirst Corp.	26,192	3,031
	Simpson Manufacturing
	Co. Inc.	74,915	2,994
*	ExlService Holdings Inc.	57,123	2,994
	Comfort Systems USA Inc.	91,909	2,993
	Watts Water Technologies
	Inc. Class A	51,294	2,988
*	KLX Inc.	96,299	2,985

*	Armstrong World
	Industries Inc.	75,842	2,969
*	Itron Inc.	68,848	2,967
	Knight Transportation Inc.	110,287	2,931
	Apogee Enterprises Inc.	62,466	2,895
	Exponent Inc.	49,409	2,886
*	Ambarella Inc.	56,624	2,877
	Albany International Corp.	71,835	2,868
	Mobile Mini Inc.	80,988	2,805
	AAON Inc.	100,963	2,777
*	DigitalGlobe Inc.	128,437	2,747
*	Anixter International Inc.	51,250	2,731
	Astec Industries Inc.	48,052	2,698
*	Smith & Wesson Holding
	Corp.	98,322	2,672
*	Advisory Board Co.	75,230	2,662
	Badger Meter Inc.	36,036	2,632
	Aircastle Ltd.	134,036	2,622
*	TopBuild Corp.	71,862	2,601
*	Plexus Corp.	59,632	2,576
	Brady Corp. Class A	84,162	2,572
	Matson Inc.	78,927	2,549
	Standex International Corp.	30,804	2,545
	Brink’s Co.	88,205	2,513
*	Huron Consulting Group Inc.	41,012	2,478
*	Proto Labs Inc.	42,907	2,470
*	Hub Group Inc. Class A	64,316	2,468
*	TASER International Inc.	98,994	2,463
	Forward Air Corp.	55,192	2,458
	Franklin Electric Co. Inc.	73,964	2,445
*	Swift Transportation Co.	157,666	2,430
	ESCO Technologies Inc.	58,984	2,356
*	Headwaters Inc.	128,572	2,307
	Methode Electronics Inc.	67,294	2,303
*	NeuStar Inc. Class A	97,348	2,289
*	Aerojet Rocketdyne
	Holdings Inc.	122,013	2,230
	CIRCOR International Inc.	38,995	2,222
*	American Woodmark Corp.	33,159	2,201
	Sturm Ruger & Co. Inc.	34,306	2,196
	Essendant Inc.	71,404	2,182
*	Knowles Corp.	157,192	2,150
*	Atlas Air Worldwide
	Holdings Inc.	51,421	2,130
	US Ecology Inc.	45,977	2,113
*	ExamWorks Group Inc.	59,353	2,068
*	Imperva Inc.	47,612	2,048
	Greif Inc. Class A	54,233	2,021
*	Trex Co. Inc.	44,117	1,982
	Altra Industrial Motion Corp.	73,307	1,978
	Alamo Group Inc.	29,433	1,942
*	OSI Systems Inc.	33,393	1,941
*	Fabrinet	51,923	1,927
	Korn/Ferry International	92,300	1,911
*	Tutor Perini Corp.	80,674	1,900
	Heartland Express Inc.	107,527	1,870

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^	Outerwall Inc.	44,269	1,859
	EnPro Industries Inc.	40,680	1,806
	CTS Corp.	100,646	1,804
	Otter Tail Corp.	53,194	1,781
	EVERTEC Inc.	113,962	1,771
*	SPX FLOW Inc.	67,001	1,747
	Argan Inc.	41,547	1,733
*	Builders FirstSource Inc.	152,073	1,711
	Griffon Corp.	101,380	1,709
	AAR Corp.	72,100	1,683
*	Rofin-Sinar Technologies
	Inc.	52,381	1,673
*	Greatbatch, Inc.	54,045	1,672
*	Aegion Corp. Class A	85,536	1,669
*	II-VI Inc.	88,411	1,659
	Werner Enterprises Inc.	71,703	1,647
*	CBIZ Inc.	155,778	1,622
	Actuant Corp. Class A	71,376	1,614
*	LifeLock Inc.	100,572	1,590
*	FARO Technologies Inc.	46,734	1,581
	Quanex Building Products
	Corp.	84,377	1,569
*	Air Transport Services
	Group Inc.	119,640	1,551
	Schnitzer Steel Industries
	Inc.	87,851	1,546
	Kaman Corp.	36,171	1,538
*	Summit Materials Inc.
	Class A	73,804	1,510
*	Rogers Corp.	24,451	1,494
	Federal Signal Corp.	114,513	1,475
*	Babcock & Wilcox
	Enterprises Inc.	99,339	1,459
*	Sykes Enterprises Inc.	50,213	1,454
*	Wesco Aircraft Holdings
	Inc.	107,902	1,448
	Ennis Inc.	75,422	1,447
*	Cross Country Healthcare
	Inc.	103,405	1,439
*	PHH Corp.	105,735	1,408
*	TriMas Corp.	78,070	1,405
*	US Concrete Inc.	22,797	1,389
	TimkenSteel Corp.	143,618	1,382
	Greenbrier Cos. Inc.	47,208	1,375
*,^	Inovalon Holdings Inc.
	Class A	75,651	1,362
	Materion Corp.	54,848	1,358
	Marten Transport Ltd.	68,026	1,347
	TeleTech Holdings Inc.	49,263	1,337
	Raven Industries Inc.	70,214	1,330
	AVX Corp.	96,075	1,305
	General Cable Corp.	101,430	1,289
	Kadant Inc.	24,815	1,278
*	Astronics Corp.	38,398	1,277
*	Benchmark Electronics Inc.	59,189	1,252

	Tennant Co.	22,983	1,238
*	Boise Cascade Co.	53,148	1,220
*	MACOM Technology
	Solutions Holdings Inc.	36,839	1,215
	Manitowoc Co. Inc.	222,797	1,214
*	Gibraltar Industries Inc.	38,401	1,212
	Barrett Business Services
	Inc.	29,214	1,207
	Cubic Corp.	30,011	1,205
	Insteel Industries Inc.	41,775	1,194
	ManTech International
	Corp. Class A	31,483	1,191
*	BMC Stock Holdings Inc.	66,494	1,185
	Myers Industries Inc.	82,194	1,184
*	TriNet Group Inc.	55,646	1,157
^	American Railcar Industries
	Inc.	29,298	1,156
	H&E Equipment Services
	Inc.	60,068	1,143
*	Veeco Instruments Inc.	68,626	1,136
*	Navistar International Corp.	95,856	1,121
*	CRA International Inc.	44,091	1,112
	Lindsay Corp.	16,039	1,088
*	Team Inc.	43,384	1,077
*	Patrick Industries Inc.	17,769	1,071
*	Lydall Inc.	27,511	1,061
*	MYR Group Inc.	43,829	1,055
	Harsco Corp.	155,964	1,036
	McGrath RentCorp	33,127	1,013
*	Navigant Consulting Inc.	62,604	1,011
*	Meritor Inc.	139,106	1,002
*	DHI Group Inc.	160,724	1,001
	MTS Systems Corp.	22,503	987
	Multi-Color Corp.	15,335	972
*	SPX Corp.	65,383	971
*	TrueBlue Inc.	51,301	971
	Heidrick & Struggles
	International Inc.	57,435	970
	Primoris Services Corp.	50,263	951
*	Paylocity Holding Corp.	21,769	940
	Advanced Drainage
	Systems Inc.	33,390	914
	Powell Industries Inc.	23,118	909
	ArcBest Corp.	55,382	900
	Gorman-Rupp Co.	32,718	897
*	Wabash National Corp.	70,435	895
*	Continental Building
	Products Inc.	39,854	886
*	Energy Recovery Inc.	94,223	838
*	Covenant Transportation
	Group Inc. Class A	46,302	837
*	Bazaarvoice Inc.	208,235	835
	TAL International Group
	Inc.	61,860	830
*	Franklin Covey Co.	53,993	828

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Encore Wire Corp.	22,071	823
*	Ducommun Inc.	41,167	814
*	EnerNOC Inc.	126,710	801
*	PGT Inc.	77,600	799
	Daktronics Inc.	125,861	787
	American Science &
	Engineering Inc.	20,809	778
	Cass Information
	Systems Inc.	14,701	760
	Resources Connection Inc.	51,251	757
*	Saia Inc.	30,061	756
*	Aerovironment Inc.	27,078	753
	Park-Ohio Holdings Corp.	26,555	751
	Acacia Research Corp.	167,653	738
*	Information Services
	Group Inc.	191,045	716
*	ICF International Inc.	17,263	706
*	Press Ganey Holdings Inc.	17,187	676
	Black Box Corp.	51,466	673
	Quad/Graphics Inc.	28,784	670
	Sun Hydraulics Corp.	22,435	666
	Dynamic Materials Corp.	60,214	647
*	ARC Document Solutions
	Inc.	164,816	641
*	Armstrong Flooring Inc.	37,606	637
*	Era Group Inc.	67,600	635
	Kforce Inc.	37,105	627
*	NCI Building Systems Inc.	38,917	622
*	GP Strategies Corp.	28,536	619
*	Monster Worldwide Inc.	255,829	611
	NN Inc.	43,525	609
	Kelly Services Inc. Class A	31,582	599
*	Lionbridge Technologies
	Inc.	151,449	598
	Celadon Group Inc.	71,903	587
	CECO Environmental Corp.	67,095	586
	Crawford & Co. Class B	68,858	585
	Landauer Inc.	14,199	584
*	Landec Corp.	53,668	577
*	Engility Holdings Inc.	27,290	576
*	TTM Technologies Inc.	76,402	575
^	Crawford & Co. Class A	75,035	573
	Columbus McKinnon Corp.	40,150	568
*	Nortek Inc.	9,519	565
	Electro Rent Corp.	36,293	559
	Hyster-Yale Materials
	Handling Inc.	9,387	558
*	Thermon Group Holdings
	Inc.	28,950	556
*	Casella Waste Systems Inc.
	Class A	70,808	556
	Miller Industries Inc.	26,603	548
*	Multi-Fineline Electronix Inc.	23,168	538
*	Installed Building Products
	Inc.	14,500	526

	United States Lime &
	Minerals Inc.	8,666	511
*	Layne Christensen Co.	61,517	498
*	Echo Global Logistics Inc.	21,481	482
	NACCO Industries Inc.
	Class A	8,389	470
	AEP Industries Inc.	5,711	460
*	Ply Gem Holdings Inc.	31,039	452
	Viad Corp.	14,537	451
	LSI Industries Inc.	40,082	444
*	Kimball Electronics Inc.	34,648	431
	HEICO Corp.	6,304	421
*	Great Lakes Dredge &
	Dock Corp.	95,202	415
*	Electro Scientific Industries
	Inc.	69,591	406
*	RPX Corp.	44,071	404
	Graham Corp.	21,420	395
	NVE Corp.	6,690	392
*	Lawson Products Inc.	19,589	389
	Bel Fuse Inc. Class B	21,864	389
*	Horizon Global Corp.	33,364	379
*	CyberOptics Corp.	25,135	377
	Park Electrochemical Corp.	25,781	375
*	Commercial Vehicle
	Group Inc.	69,313	360
	Mesa Laboratories Inc.	2,907	358
	Textainer Group Holdings
	Ltd.	30,785	343
	Spartan Motors Inc.	54,514	341
	Hardinge Inc.	32,619	328
	Eastern Co.	19,602	325
*	Maxwell Technologies Inc.	61,076	322
*	PAM Transportation
	Services Inc.	20,094	319
*	American Superconductor
	Corp.	37,559	317
*	Kemet Corp.	108,012	316
*	DXP Enterprises Inc.	20,637	308
*	InnerWorkings Inc.	37,219	308
*	Vishay Precision Group Inc.	22,868	307
*	Ameresco Inc. Class A	68,671	300
	Global Brass & Copper
	Holdings Inc.	10,819	295
*	Accuride Corp.	238,030	295
*	Heritage-Crystal Clean Inc.	23,489	287
*	Control4 Corp.	35,100	286
	Houston Wire & Cable Co.	54,511	286
	CDI Corp.	46,883	286
	Allied Motion Technologies
	Inc.	12,159	283
*	Novanta Inc.	18,624	282
*	Vicor Corp.	27,927	281
*	Kratos Defense & Security
	Solutions Inc.	68,262	280

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	CUI Global Inc.	55,345	279
*	Arotech Corp.	92,751	261
*,^	ClearSign Combustion Corp.	50,569	253
*	Mistras Group Inc.	9,970	238
*	Northwest Pipe Co.	22,027	237
*	CAI International Inc.	30,972	232
*	ServiceSource International
	Inc.	54,970	222
*	Ballantyne Strong Inc.	42,291	221
*	YRC Worldwide Inc.	24,854	219
*	Goldfield Corp.	66,601	218
*,^	A. M. Castle & Co.	132,138	217
*	Westport Fuel Systems
	Inc.	129,397	216
*	Cenveo Inc.	262,017	214
	Hurco Cos. Inc.	7,342	204
*	Roadrunner Transportation
	Systems Inc.	27,181	203
	BlueLinx Holdings Inc.	27,852	196
*	Astronics Corp. Class B	5,910	196
	LB Foster Co. Class A	17,828	194
*	ModusLink Global
	Solutions Inc.	153,608	189
*	Orion Group Holdings Inc.	33,320	177
*	Intevac Inc.	30,977	176
*	Everi Holdings Inc.	151,155	174
*	PRGX Global Inc.	32,040	167
*	Milacron Holdings Corp.	10,582	154
*	Willis Lease Finance Corp.	6,584	146
*	USA Truck Inc.	8,258	145
	Overseas Shipholding
	Group Inc. Class A	12,655	139
*	Nuvectra Corp.	18,420	136
*	Sterling Construction Co.
	Inc.	27,200	134
*	Broadwind Energy Inc.	31,113	131
*	UFP Technologies Inc.	5,749	130
*	Echelon Corp.	26,683	127
	Douglas Dynamics Inc.	4,573	118
*	IES Holdings Inc.	8,711	108
*	TRC Cos. Inc.	17,053	108
*	Sparton Corp.	4,933	107
*	Fuel Tech Inc.	71,059	105
	National Research Corp.
	Class B	3,096	103
*	Hill International Inc.	24,339	99
	VSE Corp.	1,475	99
	Hudson Global Inc.	48,253	95
	Supreme Industries Inc.
	Class A	6,861	94
	Universal Technical
	Institute Inc.	40,610	92
	FreightCar America Inc.	6,512	91
*	Innovative Solutions &
	Support Inc.	31,038	88
*	Cotiviti Holdings Inc.	4,020	85

*	Radiant Logistics Inc.	28,000	84
	AMCON Distributing Co.	900	80
*	Evolent Health Inc. Class A	4,083	78
*	Perma-Fix Environmental
	Services	15,311	78
*	LMI Aerospace Inc.	9,475	76
*	StarTek Inc.	15,981	70
*	Frequency Electronics Inc.	7,273	68
*	Aspen Aerogels Inc.	13,412	67
*,^	Synthesis Energy Systems
	Inc.	55,859	59
*	Xerium Technologies Inc.	8,965	57
*	IEC Electronics Corp.	13,361	55
*	Air T Inc.	2,500	54
*	Capstone Turbine Corp.	35,895	50
*	Active Power Inc.	124,779	49
*	Ultralife Corp.	9,678	48
*	Lincoln Educational
	Services Corp.	30,118	45
*	American Electric
	Technologies Inc.	17,847	45
*	Asure Software Inc.	9,398	44
	Richardson Electronics Ltd.	7,894	42
*	Key Technology Inc.	4,289	40
*	Multi Packaging Solutions
	International Ltd.	2,900	39
*	Applied DNA Sciences Inc.	11,980	39
	Twin Disc Inc.	3,509	38
*	Power Solutions
	International Inc.	1,862	33
*	NV5 Global Inc.	1,100	31
	National Research Corp.
	Class A	2,202	30
*	MicroVision Inc.	17,717	30
*	MINDBODY Inc. Class A	1,814	29
*	Mattersight Corp.	6,659	26
	Omega Flex Inc.	666	25
*	Onvia Inc.	6,351	23
*	Gencor Industries Inc.	1,450	23
	Bel Fuse Inc. Class A	1,477	22
*	Revolution Lighting
	Technologies Inc.	3,385	21
*	AeroCentury Corp.	2,175	20
*	Hudson Technologies Inc.	5,527	20
	Greif Inc. Class B	318	17
*	Patriot Transportation
	Holding Inc.	794	15
*	Research Frontiers Inc.	4,224	15
*	Orion Energy Systems Inc.	13,216	15
*	Digital Ally Inc.	3,600	14
*	Energy Focus Inc.	1,890	12
*	Turtle Beach Corp.	11,768	11
*,^	Eagle Bulk Shipping Inc.	22,911	10
*	Industrial Services of
	America Inc.	5,080	9
*	Cartesian Inc.	7,826	8

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Art’s-Way Manufacturing
	Co. Inc.	2,553	8
*	Rand Logistics Inc.	6,796	7
*	Sharps Compliance Corp.	1,172	5
	Universal Logistics
	Holdings Inc.	360	5
	Ecology and Environment
	Inc.	450	5
*	Rubicon Technology Inc.	6,096	4
*	American DG Energy Inc.	15,120	4
*	Odyssey Marine
	Exploration Inc.	1,433	3
*	Wireless Telecom Group
	Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	1
	Chicago Rivet & Machine
	Co.	28	1
*	CTPartners Executive
	Search Inc.	74,003	—
			5,032,174
Oil & Gas (6.8%)
	Exxon Mobil Corp.	7,487,868	701,913
	Chevron Corp.	3,403,319	356,770
	Schlumberger Ltd.	2,512,220	198,666
	Occidental Petroleum
	Corp.	1,379,137	104,208
	ConocoPhillips	2,236,171	97,497
	EOG Resources Inc.	993,605	82,887
	Halliburton Co.	1,473,969	66,756
	Kinder Morgan Inc.	3,425,228	64,120
	Phillips 66	806,632	63,998
	Anadarko Petroleum
	Corp.	921,717	49,081
	Spectra Energy Corp.	1,265,669	46,361
	Pioneer Natural
	Resources Co.	295,303	44,653
	Valero Energy Corp.	848,299	43,263
	Apache Corp.	683,517	38,051
	Marathon Petroleum
	Corp.	956,741	36,318
	Baker Hughes Inc.	790,678	35,683
	Devon Energy Corp.	898,854	32,583
	Hess Corp.	514,647	30,930
*	Concho Resources Inc.	237,465	28,322
	Noble Energy Inc.	775,675	27,823
	Williams Cos. Inc.	1,219,804	26,384
	EQT Corp.	311,870	24,148
	Marathon Oil Corp.	1,530,591	22,974
	National Oilwell Varco
	Inc.	680,873	22,911
	Cabot Oil & Gas Corp.	839,659	21,613
	Cimarex Energy Co.	172,231	20,551
	Columbia Pipeline Group
	Inc.	728,706	18,575
	Tesoro Corp.	218,715	16,386
*	Newfield Exploration Co.	361,031	15,950

*	Cheniere Energy Inc.	363,424	13,647
	Range Resources Corp.	291,184	12,562
	Helmerich & Payne Inc.	186,629	12,528
*	Diamondback Energy Inc.	130,547	11,907
	OGE Energy Corp.	363,009	11,889
	Targa Resources Corp.	277,321	11,686
*	FMC Technologies Inc.	412,220	10,994
*	Southwestern Energy Co.	871,086	10,958
	Core Laboratories NV	79,856	9,893
	Murphy Oil Corp.	296,737	9,421
*	Antero Resources Corp.	358,537	9,315
*	Weatherford
	International plc	1,628,474	9,038
	Energen Corp.	176,545	8,511
*	Continental Resources
	Inc.	169,547	7,675
	HollyFrontier Corp.	320,506	7,618
	QEP Resources Inc.	429,738	7,576
	Transocean Ltd.	629,803	7,488
*	Parsley Energy Inc.
	Class A	271,114	7,336
*	Gulfport Energy Corp.	227,950	7,126
*	First Solar Inc.	138,817	6,730
*	WPX Energy Inc.	591,870	5,510
	Patterson-UTI Energy Inc.	254,911	5,435
	Oceaneering International
	Inc.	178,270	5,323
	Ensco plc Class A	547,542	5,317
	Superior Energy Services
	Inc.	275,106	5,065
	Nabors Industries Ltd.	490,308	4,928
*	PDC Energy Inc.	84,231	4,853
*	Chesapeake Energy
	Corp.	1,118,580	4,788
*	Rice Energy Inc.	199,296	4,392
*	Whiting Petroleum Corp.	456,846	4,230
	PBF Energy Inc. Class A	177,466	4,220
*	RSP Permian Inc.	119,975	4,186
*	Dril-Quip Inc.	68,955	4,029
	Rowan Cos. plc Class A	227,040	4,010
	Noble Corp. plc	442,806	3,649
*	Carrizo Oil & Gas Inc.	100,883	3,617
*	NOW Inc.	185,798	3,370
	SM Energy Co.	123,757	3,341
*	Oil States International Inc.	93,546	3,076
	SemGroup Corp. Class A	93,724	3,052
	Denbury Resources Inc.	840,812	3,019
*	Memorial Resource
	Development Corp.	186,762	2,966
*	Oasis Petroleum Inc.	312,775	2,921
*	Callon Petroleum Co.	259,391	2,913
*	Matador Resources Co.	144,640	2,864
	Diamond Offshore Drilling
	Inc.	112,049	2,726
	Western Refining Inc.	130,278	2,688
*	Laredo Petroleum Inc.	243,515	2,552

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	MRC Global Inc.	179,249	2,547
*,^	RPC Inc.	148,432	2,305
*	McDermott International
	Inc.	443,832	2,193
*	SEACOR Holdings Inc.	37,162	2,154
	Green Plains Inc.	104,650	2,064
*	Forum Energy
	Technologies Inc.	114,605	1,984
*,^	Flotek Industries Inc.	130,654	1,725
	Pattern Energy Group Inc.
	Class A	70,625	1,622
*,^	SunPower Corp. Class A	98,117	1,520
	Archrock Inc.	156,023	1,470
	Delek US Holdings Inc.	109,651	1,449
	Atwood Oceanics Inc.	114,823	1,438
*	California Resources Corp.	117,590	1,435
*	REX American Resources
	Corp.	23,574	1,410
*	Synergy Resources Corp.	209,891	1,398
*	Newpark Resources Inc.	239,821	1,389
*	Chart Industries Inc.	55,076	1,329
*	Renewable Energy Group
	Inc.	148,504	1,311
*	Bill Barrett Corp.	189,782	1,213
*,^	Clayton Williams Energy
	Inc.	41,309	1,134
*	Matrix Service Co.	67,287	1,110
*	Dawson Geophysical Co.	136,058	1,109
*	Exterran Corp.	75,288	967
*	Northern Oil and Gas Inc.	206,468	954
*	TETRA Technologies Inc.	138,250	881
*	Natural Gas Services
	Group Inc.	38,436	880
*	Par Pacific Holdings Inc.	56,546	867
	Bristow Group Inc.	73,828	842
*	Abraxas Petroleum Corp.	744,748	842
	CVR Energy Inc.	52,325	811
*	ION Geophysical Corp.	126,182	786
	Alon USA Energy Inc.	116,576	755
*	EXCO Resources Inc.	572,995	745
*	Green Brick Partners Inc.	95,396	694
	Adams Resources &
	Energy Inc.	16,481	635
*	Hornbeck Offshore
	Services Inc.	74,150	618
*	Unit Corp.	37,992	591
*	Parker Drilling Co.	246,302	564
*	Contango Oil & Gas Co.	45,407	556
*	Eclipse Resources Corp.	166,058	555
*,^	Basic Energy Services Inc.	327,605	550
*	Independence Contract
	Drilling Inc.	98,339	534
*	Cobalt International
	Energy Inc.	392,445	526
*	Helix Energy Solutions
	Group Inc.	75,540	511

*,^	Bonanza Creek Energy Inc.	251,039	505
	Gulf Island Fabrication Inc.	66,844	464
*,^	TerraVia Holdings Inc.	173,475	455
	Tesco Corp.	65,832	440
*	Plug Power Inc.	216,277	402
*	Pacific Ethanol Inc.	69,913	381
*	EP Energy Corp. Class A	60,300	312
*	Approach Resources Inc.	146,177	307
*	VAALCO Energy Inc.	280,966	298
*,^	FuelCell Energy Inc.	47,468	295
*	PHI Inc. (non-voting shares)	16,385	293
*	Jones Energy Inc. Class A	69,223	285
*	Gastar Exploration Inc.	226,590	249
	Panhandle Oil and Gas
	Inc. Class A	14,610	244
	Evolution Petroleum Corp.	43,091	236
*	Sanchez Energy Corp.	32,900	232
*	Trecora Resources	20,083	209
*,^	Enphase Energy Inc.	90,916	181
*	PetroQuest Energy Inc.	46,985	156
*	Mitcham Industries Inc.	41,316	155
*,^	Amyris Inc.	320,610	144
*	Ring Energy Inc.	13,495	119
*,^	Harvest Natural
	Resources Inc.	111,432	93
	CARBO Ceramics Inc.	6,000	79
*	Geospace Technologies
	Corp.	1,988	33
*	Resolute Energy Corp.	5,270	16
*	Stone Energy Corp.	1,167	14
*,^	Rex Energy Corp.	19,900	13
*	Halcon Resources Corp.	28,300	13
*,^	MagneGas Corp.	17,025	10
*	Comstock Resources Inc.	11,495	10
*	Zion Oil & Gas Inc.	6,828	10
*	Key Energy Services Inc.	27,200	6
*	Ideal Power Inc.	791	4
*	PHI Inc. (voting shares)	229	4
*	Yuma Energy Inc.	12,744	4
*	Aemetis Inc.	1,072	2
*	Torchlight Energy
	Resources Inc.	3,977	2
*	PrimeEnergy Corp.	10	1
*	Willbros Group Inc.	190	—
*	Triangle Petroleum Corp.	600	—
			2,699,962
Other (0.0%)[2]
*	Leap Wireless
	International Inc CVR	134,187	338
*	Dyax Corp CVR Expire
	12/31/2019	266,416	295
*	Adolor Corp. Rights Exp.
	07/01/2019	126,930	66
*	Chelsea Therapeutics
	International Ltd. CVR
	Exp. 12/31/2016	288,407	32

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Ambit Biosciences Corp.
	CVR Rights	29,736	18
*	Alexza Pharmaceuticals
	Inc CVR	80,591	3
*	Durata Therapeutics Inc
	CVR Expire 12/31/2018	800	1
*	Clinical Data CVR	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*,^	Biosante Pharmaceutical
	Inc CVR	156,953	—
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	—
*	Allen Organ Co. Escrow
	Shares	283	—
			753
Technology (15.4%)
	Apple Inc.	9,396,441	898,300
	Microsoft Corp.	13,484,498	690,002
*	Facebook Inc. Class A	3,965,931	453,227
*	Alphabet Inc. Class A	530,309	373,088
*	Alphabet Inc. Class C	527,148	364,839
	Intel Corp.	8,526,871	279,681
	Cisco Systems Inc.	9,082,496	260,577
	International Business
	Machines Corp.	1,560,056	236,785
	Oracle Corp.	5,620,227	230,036
	QUALCOMM Inc.	2,652,502	142,095
	Texas Instruments Inc.	1,813,413	113,610
	Broadcom Ltd.	705,313	109,606
	EMC Corp.	3,527,034	95,830
*	salesforce.com Inc.	1,162,182	92,289
*	Adobe Systems Inc.	903,220	86,519
*	Cognizant Technology
	Solutions Corp. Class A	1,094,012	62,621
*	Yahoo! Inc.	1,543,716	57,982
	Hewlett Packard
	Enterprise Co.	3,099,735	56,632
	Intuit Inc.	438,887	48,984
	Applied Materials Inc.	2,041,795	48,942
	NVIDIA Corp.	916,070	43,064
	Corning Inc.	1,941,784	39,768
	HP Inc.	3,117,968	39,131
*	Cerner Corp.	549,378	32,194
	Analog Devices Inc.	554,941	31,432
*	Micron Technology Inc.	1,872,649	25,768
	Lam Research Corp.	288,148	24,222
*	Red Hat Inc.	327,555	23,780
	Western Digital Corp.	482,778	22,816
	Symantec Corp.	1,105,591	22,709
	Skyworks Solutions Inc.	343,471	21,735
*	Citrix Systems Inc.	265,988	21,303
	Xilinx Inc.	461,388	21,284
*	Autodesk Inc.	385,218	20,856
	KLA-Tencor Corp.	281,124	20,592
	Linear Technology Corp.	434,677	20,226

	Motorola Solutions Inc.	301,910	19,917
	Harris Corp.	227,040	18,944
	Microchip Technology Inc.	371,320	18,848
*	Palo Alto Networks Inc.	152,805	18,740
*	ServiceNow Inc.	281,791	18,711
	CA Inc.	567,683	18,637
	Maxim Integrated
	Products Inc.	513,371	18,322
*	Twitter Inc.	1,021,123	17,267
*	Akamai Technologies Inc.	301,200	16,846
	CDK Global Inc.	282,145	15,656
*	Workday Inc. Class A	203,605	15,203
*	Synopsys Inc.	276,348	14,945
	Juniper Networks Inc.	663,775	14,928
*	ANSYS Inc.	160,163	14,535
*	VeriSign Inc.	166,480	14,394
*	Gartner Inc.	142,640	13,895
*	Qorvo Inc.	249,239	13,773
*	F5 Networks Inc.	120,869	13,760
	Seagate Technology plc	543,055	13,229
*	Cadence Design Systems
	Inc.	543,256	13,201
*	Splunk Inc.	241,134	13,065
	NetApp Inc.	521,940	12,835
	Computer Sciences Corp.	251,076	12,466
	CDW Corp.	285,666	11,449
*	Ultimate Software Group
	Inc.	49,964	10,507
*	athenahealth Inc.	71,510	9,869
*	Tyler Technologies Inc.	58,609	9,771
	Ingram Micro Inc.	271,821	9,454
	Garmin Ltd.	206,685	8,768
	SS&C Technologies
	Holdings Inc.	306,365	8,603
*	Manhattan Associates Inc.	132,590	8,503
*,^	VMware Inc. Class A	147,044	8,414
*	CommScope Holding Co.
	Inc.	261,930	8,128
*	Guidewire Software Inc.	131,173	8,101
*	Nuance Communications
	Inc.	506,843	7,922
*	PTC Inc.	208,486	7,835
	Brocade Communications
	Systems Inc.	850,686	7,809
	IAC/InterActiveCorp	132,509	7,460
*	Fortinet Inc.	233,752	7,384
	Teradyne Inc.	373,831	7,361
*	ARRIS International plc	342,926	7,188
	Marvell Technology
	Group Ltd.	747,697	7,126
	DST Systems Inc.	60,368	7,029
	CSRA Inc.	294,558	6,902
*	Microsemi Corp.	205,791	6,725
*	ON Semiconductor Corp.	754,708	6,657
	Fair Isaac Corp.	57,006	6,442

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Leidos Holdings Inc.	131,027	6,272
*	NCR Corp.	223,673	6,211
	Pitney Bowes Inc.	348,101	6,196
*	Aspen Technology Inc.	151,622	6,101
*	Advanced Micro Devices
	Inc.	1,153,329	5,928
*	Teradata Corp.	234,656	5,883
	Blackbaud Inc.	86,453	5,870
*	ViaSat Inc.	79,848	5,701
	Cypress Semiconductor
	Corp.	534,727	5,641
*	EPAM Systems Inc.	87,145	5,604
*	Veeva Systems Inc.
	Class A	157,776	5,383
*	IMS Health Holdings Inc.	209,812	5,321
*	NetSuite Inc.	72,849	5,303
	j2 Global Inc.	83,839	5,296
	SYNNEX Corp.	54,223	5,141
*	Dycom Industries Inc.	56,918	5,109
*	Qlik Technologies Inc.	170,983	5,058
*	Tableau Software Inc.
	Class A	99,978	4,891
*	Arista Networks Inc.	74,830	4,818
*	Ellie Mae Inc.	51,883	4,755
*	Medidata Solutions Inc.	98,920	4,636
*	Demandware Inc.	61,825	4,631
*	Integrated Device
	Technology Inc.	229,231	4,614
*	Tech Data Corp.	63,762	4,581
	Monolithic Power
	Systems Inc.	65,964	4,507
*	Proofpoint Inc.	71,189	4,491
*	Cree Inc.	183,614	4,488
*	FireEye Inc.	272,018	4,480
*	Cirrus Logic Inc.	115,135	4,466
*	Ciena Corp.	237,124	4,446
*	Allscripts Healthcare
	Solutions Inc.	343,854	4,367
*	ACI Worldwide Inc.	215,332	4,201
	MKS Instruments Inc.	97,080	4,180
*	Fairchild Semiconductor
	International Inc. Class A	206,808	4,105
	Mentor Graphics Corp.	193,078	4,105
	Science Applications
	International Corp.	70,324	4,103
	Lexmark International Inc.
	Class A	108,229	4,086
*	Rackspace Hosting Inc.	192,950	4,025
*	CACI International Inc.
	Class A	44,212	3,997
*	NetScout Systems Inc.	178,873	3,980
*	Cavium Inc.	98,851	3,816
*	Verint Systems Inc.	113,422	3,758
*	Zendesk Inc.	141,727	3,739
*	Entegris Inc.	255,912	3,703
*	Electronics For Imaging Inc.	85,946	3,699

*	Synaptics Inc.	66,709	3,586
	InterDigital Inc.	63,535	3,538
*	VeriFone Systems Inc.	190,261	3,527
*	Silicon Laboratories Inc.	72,003	3,509
*	Advanced Energy
	Industries Inc.	92,073	3,495
*	Finisar Corp.	195,180	3,418
*	Cornerstone OnDemand
	Inc.	89,280	3,398
	Intersil Corp. Class A	245,544	3,325
*	EchoStar Corp. Class A	82,990	3,295
*	NETGEAR Inc.	69,204	3,290
*	Paycom Software Inc.	75,564	3,265
*	CommVault Systems Inc.	74,074	3,199
*	Progress Software Corp.	114,060	3,132
*	Fleetmatics Group plc	70,452	3,053
	CSG Systems International
	Inc.	74,912	3,020
	NIC Inc.	137,427	3,015
	Cogent Communications
	Holdings Inc.	74,377	2,980
*	MicroStrategy Inc. Class A	16,960	2,968
*	BroadSoft Inc.	72,046	2,956
*	Infinera Corp.	257,836	2,908
*	Viavi Solutions Inc.	429,183	2,845
	Tessera Technologies Inc.	92,432	2,832
*	Semtech Corp.	118,454	2,826
*	Polycom Inc.	246,583	2,774
*	Syntel Inc.	61,081	2,765
*	Gigamon Inc.	72,162	2,698
*	Callidus Software Inc.	135,026	2,698
*	Premier Inc. Class A	82,314	2,692
	Plantronics Inc.	60,435	2,659
*,^	3D Systems Corp.	194,077	2,657
*	LogMeIn Inc.	41,790	2,651
^	Ebix Inc.	55,290	2,648
	Diebold Inc.	106,099	2,634
	Power Integrations Inc.	51,932	2,600
*	Insight Enterprises Inc.	93,837	2,440
*	QLogic Corp.	165,184	2,435
*	HubSpot Inc.	55,702	2,419
*	Infoblox Inc.	128,741	2,415
*	Rambus Inc.	197,516	2,386
*	Rovi Corp.	140,807	2,202
	Cabot Microelectronics
	Corp.	51,793	2,193
*,^	Ubiquiti Networks Inc.	54,427	2,104
*	Cray Inc.	70,271	2,103
*	Lumentum Holdings Inc.	82,336	1,993
*	Interactive Intelligence
	Group Inc.	48,581	1,991
*	Bottomline Technologies
	de Inc.	92,174	1,985
*	Envestnet Inc.	58,747	1,957
	ADTRAN Inc.	101,740	1,897
	Pegasystems Inc.	68,886	1,856

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	SPS Commerce Inc.	30,381	1,841
*	CEVA Inc.	66,340	1,802
*	GoDaddy Inc. Class A	56,749	1,770
*	ScanSource Inc.	47,245	1,753
*	Marketo Inc.	50,226	1,749
*	Synchronoss Technologies
	Inc.	53,840	1,715
*	FormFactor Inc.	190,395	1,712
*	Xura Inc.	69,912	1,708
	Brooks Automation Inc.	151,863	1,704
*	Diodes Inc.	88,127	1,656
	Inteliquent Inc.	83,171	1,654
*	Web.com Group Inc.	86,955	1,581
*	Applied Micro Circuits
	Corp.	245,392	1,575
*	Amkor Technology Inc.	273,592	1,573
	Epiq Systems Inc.	105,265	1,537
*	Lattice Semiconductor
	Corp.	277,690	1,486
*	Boingo Wireless Inc.	165,315	1,475
*	CalAmp Corp.	94,252	1,396
	Computer Programs &
	Systems Inc.	33,659	1,344
*	RealPage Inc.	60,075	1,341
*	Inphi Corp.	41,450	1,328
*	Blucora Inc.	128,127	1,327
	West Corp.	65,230	1,282
	American Software Inc.
	Class A	120,278	1,261
	Hackett Group Inc.	87,078	1,208
	Monotype Imaging
	Holdings Inc.	49,005	1,207
*	PROS Holdings Inc.	68,906	1,201
*	2U Inc.	39,822	1,171
*	Super Micro Computer Inc.	47,115	1,171
*	Axcelis Technologies Inc.	431,825	1,162
*	RingCentral Inc. Class A	57,295	1,130
*	MaxLinear Inc.	62,665	1,127
*	Cvent Inc.	31,064	1,110
*	Mercury Systems Inc.	41,642	1,035
*,^	Shutterstock Inc.	22,422	1,027
*	Ixia	104,343	1,025
	Forrester Research Inc.	26,659	983
*	Actua Corp.	106,681	963
*	Brightcove Inc.	109,233	961
*	Virtusa Corp.	33,254	960
*	Qualys Inc.	31,484	939
*	Gogo Inc.	111,646	937
*	InvenSense Inc.	152,382	934
*	Carbonite Inc.	93,335	908
*	AXT Inc.	278,282	888
	Quality Systems Inc.	72,275	861
*	Perficient Inc.	42,131	856
*	Intralinks Holdings Inc.	129,553	842

	Cohu Inc.	75,521	819
*	Alpha & Omega
	Semiconductor Ltd.	58,255	811
*	Endurance International
	Group Holdings Inc.	89,237	802
*	Digi International Inc.	74,692	801
*	Benefitfocus Inc.	19,039	726
	Concurrent Computer Corp.	138,503	723
*	Loral Space &
	Communications Inc.	20,185	712
*	Calix Inc.	102,291	707
*	Agilysys Inc.	66,073	692
*	Ultratech Inc.	30,019	690
*	Exar Corp.	85,374	687
*	New Relic Inc.	23,091	678
*	MeetMe Inc.	122,147	651
*	EMCORE Corp.	106,230	631
*	ChannelAdvisor Corp.	42,426	615
*	Harmonic Inc.	214,815	612
	IXYS Corp.	59,452	609
*,^	Box Inc.	58,024	600
*	VASCO Data Security
	International Inc.	35,563	583
*	Extreme Networks Inc.	171,913	583
*	Guidance Software Inc.	93,445	578
*	LivePerson Inc.	88,347	560
*	RigNet Inc.	40,600	544
*	Vectrus Inc.	19,009	542
*	Photronics Inc.	60,667	541
*	DSP Group Inc.	47,478	504
	Comtech
	Telecommunications Corp.	38,207	491
*	iPass Inc.	392,516	487
*	Alarm.com Holdings Inc.	18,865	484
*	Q2 Holdings Inc.	17,253	483
*	Unisys Corp.	65,214	475
*	Tangoe Inc.	59,708	461
*	Nimble Storage Inc.	56,485	450
*	A10 Networks Inc.	68,949	446
*	Xcerra Corp.	75,822	436
*	Amtech Systems Inc.	72,023	430
*	Limelight Networks Inc.	288,017	429
*	Immersion Corp.	57,685	423
*,^	Digimarc Corp.	12,861	411
*	Mitek Systems Inc.	57,594	410
*	Ciber Inc.	268,615	403
*	Edgewater Technology Inc.	46,566	402
*	ePlus Inc.	4,849	397
*	Rightside Group Ltd.	36,922	393
*	Aware Inc.	87,593	380
*	SciQuest Inc.	21,225	375
*	Nanometrics Inc.	17,193	357
*	Icad Inc.	64,632	337
*	Jive Software Inc.	88,234	332

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Internap Corp.	157,326	324
	PC Connection Inc.	12,726	303
*	VOXX International Corp.
	Class A	102,600	286
*	KVH Industries Inc.	35,175	271
*	Datalink Corp.	35,769	268
	Computer Task Group Inc.	51,182	254
*	Apigee Corp.	20,571	251
*	ShoreTel Inc.	37,347	250
*	KEYW Holding Corp.	23,960	238
*	Kopin Corp.	105,030	233
*,^	Match Group Inc.	15,388	232
*	Barracuda Networks Inc.	15,188	230
	LRAD Corp.	119,396	214
*	PDF Solutions Inc.	15,248	213
*	Aviat Networks Inc.	27,330	213
*	Sigma Designs Inc.	32,557	209
*	Rudolph Technologies Inc.	13,328	207
*	SunEdison Semiconductor
	Ltd.	33,100	196
*	Amber Road Inc.	24,560	189
*	Rosetta Stone Inc.	24,171	187
*	Zix Corp.	48,978	184
	Great Elm Capital Group Inc.	27,716	183
*	BSQUARE Corp.	32,490	181
*	United Online Inc.	16,190	178
*	FalconStor Software Inc.	164,416	173
	QAD Inc. Class A	8,758	169
*	Clearfield Inc.	9,367	168
*	Covisint Corp.	74,854	163
*	Castlight Health Inc.
	Class B	38,089	151
*	Systemax Inc.	17,314	148
*	eGain Corp.	49,676	140
*	Telenav Inc.	25,963	132
*	Vocera Communications
	Inc.	10,161	131
*	Varonis Systems Inc.	5,433	131
*	Exa Corp.	8,672	125
	Simulations Plus Inc.	16,404	124
*	Imation Corp.	98,843	124
*	Oclaro Inc.	25,316	124
*	Pure Storage Inc. Class A	10,921	119
	PC-Tel Inc.	25,151	118
*	Hutchinson Technology Inc.	34,932	118
*	Datawatch Corp.	21,298	118
*	Aerohive Networks Inc.	17,209	114
	Evolving Systems Inc.	21,792	113
	Preformed Line Products
	Co.	2,778	112
*	Quantum Corp.	259,882	109
*	GSI Technology Inc.	26,114	109
*	Pendrell Corp.	215,736	109
*	Park City Group Inc.	11,753	105
	NCI Inc. Class A	7,496	105

*,^	VirnetX Holding Corp.	25,600	102
*	Hortonworks Inc.	8,899	95
*	Lantronix Inc.	89,562	87
*	Imprivata Inc.	5,533	77
*,^	CVD Equipment Corp.	8,553	73
*	Synacor Inc.	23,769	73
	RELM Wireless Corp.	13,400	68
*	Support.com Inc.	80,043	67
	ClearOne Inc.	5,669	63
*	Seachange International Inc.	18,579	59
*	NetSol Technologies Inc.	9,891	58
*	Twilio Inc.	1,524	56
*	Acacia Communications Inc.	1,334	53
*	MobileIron Inc.	15,800	48
	CSP Inc.	5,391	44
*	GigPeak Inc.	21,882	43
*	Mastech Holdings Inc.	5,931	39
*	Five9 Inc.	3,250	39
*	Intermolecular Inc.	25,996	38
*	PAR Technology Corp.	7,772	37
*	ID Systems Inc.	6,809	33
*	GSE Systems Inc.	14,462	32
*	QuickLogic Corp.	32,504	32
*	Appfolio Inc.	2,120	31
*	Silver Spring Networks Inc.	2,415	29
*	Pixelworks Inc.	15,645	29
*	ADDvantage Technologies
	Group Inc.	14,730	26
*	Numerex Corp. Class A	3,305	25
*	Inuvo Inc.	17,600	25
*,^	Violin Memory Inc.	25,189	23
*	Identiv Inc.	11,839	21
*	Zhone Technologies Inc.	13,100	16
*	Rapid7 Inc.	1,210	15
*	Ultra Clean Holdings Inc.	2,430	14
*	Westell Technologies Inc.
	Class A	18,333	13
	TransAct Technologies Inc.	1,540	12
	QAD Inc. Class B	597	10
*	Workiva Inc.	646	9
*	Smith Micro Software Inc.	14,080	8
*	MoSys Inc.	19,562	8
	Communications Systems
	Inc.	1,077	8
*	TransEnterix Inc.	6,030	7
*	Key Tronic Corp.	850	6
*	Square Inc.	605	5
*	inTEST Corp.	900	3
*	ParkerVision Inc.	1,083	3
*	ARC Group Worldwide Inc.	579	1
*	Rocket Fuel Inc.	228	1
*	ARI Network Services Inc.	100	—
*	Crossroads Systems Inc.	41	—
*	Netlist Inc.	100	—
			6,140,346

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (2.6%)
	AT&T Inc.	11,116,311	480,336
	Verizon Communications
	Inc.	7,360,817	411,028
	CenturyLink Inc.	985,978	28,603
*	Level 3 Communications
	Inc.	517,029	26,622
*	SBA Communications
	Corp. Class A	226,614	24,461
*	T-Mobile US Inc.	519,633	22,485
	Frontier Communications
	Corp.	2,134,437	10,544
*	Zayo Group Holdings Inc.	219,905	6,142
	Telephone & Data
	Systems Inc.	166,394	4,935
*,^	Sprint Corp.	1,082,839	4,905
	Shenandoah
	Telecommunications Co.	83,598	3,265
*	8x8 Inc.	199,276	2,911
*	Cincinnati Bell Inc.	579,998	2,651
	Consolidated
	Communications
	Holdings Inc.	80,894	2,204
	ATN International Inc.	27,809	2,164
	EarthLink Holdings Corp.	310,520	1,987
^	Windstream Holdings Inc.	188,654	1,749
	Spok Holdings Inc.	78,854	1,511
*	Vonage Holdings Corp.	240,645	1,468
*	United States Cellular
	Corp.	34,382	1,350
*	General Communication
	Inc. Class A	80,714	1,275
*	Globalstar Inc.	721,913	874
*,^	Iridium Communications
	Inc.	82,580	733
*	inContact Inc.	49,631	687
*	Alaska Communications
	Systems Group Inc.	382,901	651
*,^	Straight Path
	Communications Inc.
	Class B	21,734	601
	IDT Corp. Class B	42,249	600
*	FairPoint Communications
	Inc.	35,708	524
*	ORBCOMM Inc.	35,897	357
*	Lumos Networks Corp.	28,613	346
*	GTT Communications Inc.	17,795	329
*	HC2 Holdings Inc.	32,201	139
*	Hawaiian Telcom Holdco
	Inc.	6,486	138
*	pdvWireless Inc.	5,800	124
*	Elephant Talk
	Communications Corp.	214,438	38
*	Towerstream Corp.	35,314	6
			1,048,743

Utilities (3.7%)
NextEra Energy Inc.	833,193	108,648
Duke Energy Corp.	1,243,757	106,702
Southern Co.	1,692,262	90,756
Dominion Resources Inc.	1,112,686	86,712
American Electric Power
Co. Inc.	887,134	62,179
Exelon Corp.	1,664,329	60,515
PG&E Corp.	895,664	57,251
Sempra Energy	427,962	48,796
PPL Corp.	1,220,222	46,063
Edison International	588,265	45,691
Consolidated Edison Inc.	549,154	44,174
Public Service Enterprise
Group Inc.	913,583	42,582
Xcel Energy Inc.	917,249	41,074
WEC Energy Group Inc.	569,987	37,220
Eversource Energy	572,762	34,309
DTE Energy Co.	323,933	32,108
American Water Works
Co. Inc.	320,832	27,114
FirstEnergy Corp.	766,864	26,771
Entergy Corp.	322,732	26,254
Ameren Corp.	438,094	23,473
CMS Energy Corp.	505,522	23,183
ONEOK Inc.	381,503	18,102
CenterPoint Energy Inc.	744,482	17,868
SCANA Corp.	233,628	17,676
Pinnacle West Capital
Corp.	202,300	16,399
Alliant Energy Corp.	412,497	16,376
NiSource Inc.	585,062	15,516
Atmos Energy Corp.	185,612	15,094
AES Corp.	1,198,857	14,962
AGL Resources Inc.	219,662	14,491
Westar Energy Inc.
Class A	257,365	14,436
UGI Corp.	314,260	14,220
ITC Holdings Corp.	278,327	13,031
TECO Energy Inc.	427,487	11,816
Aqua America Inc.	322,612	11,504
* Calpine Corp.	653,214	9,635
Piedmont Natural Gas Co.
Inc.	147,571	8,872
NRG Energy Inc.	570,507	8,552
Great Plains Energy Inc.	280,388	8,524
National Fuel Gas Co.	146,262	8,319
Questar Corp.	317,862	8,064
Vectren Corp.	150,603	7,932
IDACORP Inc.	91,321	7,429
Portland General Electric
Co.	161,331	7,118
WGL Holdings Inc.	91,627	6,486
Southwest Gas Corp.	81,874	6,444
Hawaiian Electric
Industries Inc.	195,591	6,413

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	ONE Gas Inc.	95,064	6,330
	New Jersey Resources
	Corp.	156,250	6,023
	Black Hills Corp.	93,891	5,919
	ALLETE Inc.	89,302	5,772
	Spire Inc.	78,249	5,543
	NorthWestern Corp.	87,692	5,531
	Avangrid Inc.	112,846	5,198
	Avista Corp.	115,031	5,153
	PNM Resources Inc.	144,941	5,137
	South Jersey Industries
	Inc.	144,574	4,571
*	Dynegy Inc.	212,787	3,669
	MGE Energy Inc.	63,148	3,569
	El Paso Electric Co.	73,701	3,484
	Northwest Natural Gas Co.	49,953	3,238
	California Water Service
	Group	86,972	3,038
	American States Water Co.	66,222	2,902
	Empire District Electric Co.	78,483	2,666
*	Talen Energy Corp.	155,109	2,102
	Ormat Technologies Inc.	46,686	2,043
	Chesapeake Utilities Corp.	28,291	1,872
	SJW Corp.	39,567	1,558
	Connecticut Water Service
	Inc.	25,908	1,456
	TerraForm Power Inc.
	Class A	121,125	1,320
	Atlantic Power Corp.	346,320	859
	Middlesex Water Co.	16,813	729
	Unitil Corp.	15,820	675
	York Water Co.	13,313	427
	Artesian Resources Corp.
	Class A	11,011	374
	Genie Energy Ltd. Class B	44,732	303

	Delta Natural Gas Co. Inc.	9,196	248
*,^	Cadiz Inc.	41,609	244
*	US Geothermal Inc.	270,190	221
*	Pure Cycle Corp.	27,648	130
*	Sunrun Inc.	16,950	101
*,^	Vivint Solar Inc.	13,200	41
	Gas Natural Inc.	4,059	28
			1,469,328
Total Common Stocks
(Cost $24,847,593)			39,647,531
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[3,4]	Vanguard Market
	Liquidity Fund,
	0.538%	329,616,021	329,616

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.476%, 8/17/16	9,100	9,097
5	Federal Home Loan Bank
	Discount Notes, 0.371%,
	9/13/16	2,500	2,498
			11,595
Total Temporary Cash Investments
(Cost $341,208)			341,211
Total Investments (100.5%)
(Cost $25,188,801)			39,988,742

Institutional Total Stock Market Index Fund

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Receivables for Investment
Securities Sold	310,502
Receivables for Accrued Income	47,030
Receivables for Capital Shares Issued	12,753
Other Assets	4,388
Total Other Assets	374,673
Liabilities
Payables for Investment Securities
Purchased	(104,147)
Collateral for Securities on Loan	(105,274)
Payables for Capital Shares Redeemed	(367,621)
Payables to Vanguard	(383)
Other Liabilities	(37)
Total Liabilities	(577,462)
Net Assets (100%)	39,785,953

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	24,774,975
Undistributed Net Investment Income	31,375
Accumulated Net Realized Gains	178,874
Unrealized Appreciation (Depreciation)
Investment Securities	14,799,941
Futures Contracts	788
Net Assets	39,785,953

Institutional Shares—Net Assets
Applicable to 27,740,318 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,308,972
Net Asset Value Per Share—
Institutional Shares	$47.19

Institutional Plus Shares—Net Assets
Applicable to 815,328,088 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	38,476,981
Net Asset Value Per Share—
Institutional Plus Shares	$47.19

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,752,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $105,274,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,347,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	401,254
Interest[1]	451
Securities Lending	4,771
Total Income	406,476
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	254
Management and Administrative—Institutional Plus Shares	3,746
Total Expenses	4,000
Net Investment Income	402,476
Realized Net Gain (Loss)
Investment Securities Sold	889,737
Futures Contracts	1,776
Realized Net Gain (Loss)	891,513
Change in Unrealized Appreciation (Depreciation)
Investment Securities	189,220
Futures Contracts	(1,048)
Change in Unrealized Appreciation (Depreciation)	188,172
Net Increase (Decrease) in Net Assets Resulting from Operations	1,482,161
1 Interest income from an affiliated company of the fund was $423,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	402,476	936,355
Realized Net Gain (Loss)	891,513	453,318
Change in Unrealized Appreciation (Depreciation)	188,172	(1,067,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,482,161	322,327
Distributions
Net Investment Income
Institutional Shares	(12,097)	(42,019)
Institutional Plus Shares	(370,469)	(889,380)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(382,566)	(931,399)
Capital Share Transactions
Institutional Shares	(25,721)	(1,283,293)
Institutional Plus Shares	(406,688)	(481,766)
Net Increase (Decrease) from Capital Share Transactions	(432,409)	(1,765,059)
Total Increase (Decrease)	667,186	(2,374,131)
Net Assets
Beginning of Period	39,118,767	41,492,898
End of Period[1]	39,785,953	39,118,767
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $31,375,000 and $11,465,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.94	$46.78	$42.32	$32.27	$28.32	$28.54
Investment Operations
Net Investment Income	. 463	1.053[1]	.838	.726	.694	.532
Net Realized and Unrealized Gain (Loss)
on Investments	1.227	(.847)	4.457	10.051	3.950	(.222)
Total from Investment Operations	1.690	.206	5.295	10.777	4.644	.310
Distributions
Dividends from Net Investment Income	(. 440)	(1.046)	(. 835)	(.727)	(. 694)	(. 530)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 440)	(1.046)	(. 835)	(.727)	(. 694)	(. 530)
Net Asset Value, End of Period	$47.19	$45.94	$46.78	$42.32	$32.27	$28.32

Total Return	3.71%	0.45%	12.60%	33.64%	16.47%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,309	$1,297	$2,590	$3,290	$3,001	$2,874
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.040%	0.040%	0.040%	0.042%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.24%[1]	1.90%	1.96%	2.25%	1.93%
Portfolio Turnover Rate[2]	8%	9%	5%	9%	8%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.95	$46.79	$42.32	$32.28	$28.32	$28.54
Investment Operations
Net Investment Income	. 468	1.064[1]	.847	.734	.701	.537
Net Realized and Unrealized Gain (Loss)
on Investments	1.216	(.846)	4.466	10.041	3.959	(.221)
Total from Investment Operations	1.684	.218	5.313	10.775	4.660	.316
Distributions
Dividends from Net Investment Income	(.444)	(1.058)	(.843)	(.735)	(.700)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.444)	(1.058)	(.843)	(.735)	(.700)	(.536)
Net Asset Value, End of Period	$47.19	$45.95	$46.79	$42.32	$32.28	$28.32

Total Return	3.69%	0.48%	12.64%	33.63%	16.53%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,477	$37,822	$38,903	$33,201	$20,731	$16,087
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.020%	0.020%	0.020%	0.022%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.26%[1]	1.92%	1.98%	2.27%	1.95%
Portfolio Turnover Rate[2]	8%	9%	5%	9%	8%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Institutional Total Stock Market Index Fund

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,646,693	—	838
Temporary Cash Investments	329,616	11,595	—
Futures Contracts—Assets[1]	2,075	—	—
Total	39,978,384	11,595	838
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	1,445	151,017	894
E-mini Russell 2000 Index	September 2016	210	24,095	(106)
				788

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

Institutional Total Stock Market Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $634,206,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $76,597,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $25,190,014,000. Net unrealized appreciation of investment securities for tax purposes was $14,798,728,000, consisting of unrealized gains of $15,822,895,000 on securities that had risen in value since their purchase and $1,024,167,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $2,256,491,000 of investment securities and sold $2,507,992,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $990,103,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	251,563	5,565	266,666	5,798
Issued in Lieu of Cash Distributions	10,731	233	36,893	795
Redeemed	(288,015)	(6,286)	(1,586,852)	(33,724)
Net Increase (Decrease)—Institutional Shares	(25,721)	(488)	(1,283,293)	(27,131)
Institutional Plus Shares
Issued	2,079,691	46,857	5,475,151	117,871
Issued in Lieu of Cash Distributions	342,158	7,445	823,108	17,835
Redeemed	(2,828,537)	(62,159)	(6,780,025)	(144,011)
Net Increase (Decrease)—Institutional Plus Shares	(406,688)	(7,857)	(481,766)	(8,305)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,037.07	$0.20
Institutional Plus Shares	1,000.00	1,036.93	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.66	$0.20
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
	Chris D. McIsaac	Michael Rollings
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.